UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Municipal Income Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	16.8	17.2
Florida	13.9	12.9
California	12.7	15.3
Texas	10.4	8.6
New York	7.1	7.9

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.3	31.9
Health Care	18.7	18.4
Transportation	17.3	15.8
Escrowed/Pre-Refunded	9.5	9.3
Electric Utilities	7.6	7.9

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	3.8%
AA,A	81.1%
BBB	9.9%
BB and Below	1.1%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	0.8%

As of December 31, 2015
AAA	4.5%
AA,A	78.1%
BBB	8.6%
BB and Below	2.9%
Not Rated	4.0%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	3,500	3,951
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$519
5% 3/1/33	4,000	4,583
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,319

TOTAL ALABAMA		12,372

Alaska - 0.4%
Alaska Gen. Oblig. Series 2016 A:
5% 8/1/31	1,885	2,352
5% 8/1/32	5,615	6,979
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35 (b)	10,800	13,123

TOTAL ALASKA		22,454

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,917
5.25% 10/1/20 (FSA Insured)	8,000	9,009
5.25% 10/1/26 (FSA Insured)	2,570	2,888
5.25% 10/1/28 (FSA Insured)	8,345	9,372
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 B, 1.229%, tender 1/1/37 (c)	3,000	2,793
Series 2008 D:
5.5% 1/1/38	12,000	12,845
6% 1/1/27	2,600	2,803
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,576
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,901
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,697
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,711
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	270	277
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	4,086
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39 (Pre-Refunded to 7/1/18 @ 100)	4,800	5,219
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	17,620
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,192
5% 7/1/23	2,000	2,381
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,500	1,781
Series 2012 A:
5% 7/1/24	1,140	1,397
5% 7/1/26	1,000	1,221
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	700	772
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,123
5.5% 12/1/29	7,900	10,311
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	957
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,698

TOTAL ARIZONA		110,547

California - 12.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,262
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,925
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,202
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,917
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,137
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,028
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,485
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	1,931
5% 8/1/19 (Pre-Refunded to 2/1/17 @ 100)	8,310	8,523
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	5,355	5,492
5% 10/1/22	2,300	2,605
5% 11/1/22	3,100	3,280
5% 12/1/22	6,800	7,220
5% 11/1/24	1,600	1,693
5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	555	559
5.25% 9/1/23	24,300	29,556
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	14,589
5.25% 3/1/38	9,000	9,658
5.25% 11/1/40	3,200	3,762
5.5% 8/1/27	14,700	16,173
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,837
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,843
5.6% 3/1/36	2,550	2,968
5.75% 4/1/31	5,020	5,691
6% 3/1/33	23,800	28,058
6% 4/1/38	19,600	22,324
6% 11/1/39	10,020	11,698
6.5% 4/1/33	7,900	9,140
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	10,000	11,418
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,844
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	15,265
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	8,220
5% 6/1/28	6,175	7,519
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	7,280	8,390
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,610
5% 3/1/22	1,695	1,741
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,235
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26 (Pre-Refunded to 10/1/21 @ 100)	2,515	3,065
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,912
5.25% 10/1/26	5,000	6,030
Series 2012 A:
5% 4/1/25	4,700	5,690
5% 4/1/26	13,495	16,321
Series 2012 G, 5% 11/1/25	4,000	4,903
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,934
5% 12/1/23	7,355	8,847
Series 2009 G1, 5.75% 10/1/30	2,500	2,872
Series 2009 I:
6.125% 11/1/29	1,600	1,877
6.375% 11/1/34	4,600	5,417
Series 2010 A, 5.75% 3/1/30	4,900	5,712
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,507
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	14,231
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,331
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,618
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,454
Long Beach Unified School District Series 2009:
5.5% 8/1/28	235	268
5.5% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	3,575	4,101
5.5% 8/1/29	125	142
5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,875	2,151
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,552
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,404
5% 3/1/27	2,000	2,372
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,325	4,933
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,390	6,172
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,384
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,258
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,419
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,388
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	2,500	2,834
Series 2012:
5% 1/15/26	4,535	5,266
5% 1/15/28	4,345	5,026
5% 1/15/29	5,370	6,205
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/22	2,320	2,675
Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	3,084
5% 8/1/26	1,025	1,288
5% 8/1/27 (FSA Insured)	1,160	1,458
5% 8/1/29	1,750	2,156
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,633
5% 2/1/24	8,200	9,742
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,413
Series 2012 P:
5% 5/1/23 (d)	6,455	7,725
5% 5/1/24 (d)	9,900	11,830
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	3,195
Series B:
0% 8/1/37	7,800	4,191
0% 8/1/38	10,200	5,275
0% 8/1/39	20,100	10,044
0% 8/1/40	3,000	1,448
0% 8/1/41	13,610	6,341
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,559
5% 9/1/29	2,650	3,175
5% 9/1/31	1,200	1,416
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	3,260
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	12,212
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,146
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,526
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,207
0% 7/1/39	9,650	4,945
0% 7/1/41	21,370	10,230
Series 2008 E:
0% 7/1/47 (a)	7,400	4,894
0% 7/1/49	25,500	8,995
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	12,800	15,070
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,688
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,634
5% 6/1/30	16,190	19,539
5% 6/1/31	11,785	14,155
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,986
Series 2010 B, 0% 8/1/47	18,400	6,422
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,477
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,678
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	491
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,683
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,341
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,765
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B, 5.5% 5/15/17 (AMBAC Insured)	2,545	2,548
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	685	773
Series 2016, 5.25% 5/15/39	1,325	1,496
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	390	440
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,691
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,228
5% 7/1/27	1,840	1,905
Series 2009 A, 5.75% 7/1/24	1,750	1,956
Series 2010 A, 5.5% 7/1/38	3,815	4,102
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	3,850	4,246
Series 2012:
5% 8/1/24	3,625	4,384
5% 8/1/25	10,000	12,030

TOTAL CALIFORNIA		740,484

Colorado - 0.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,527
0% 7/15/22 (Escrowed to Maturity)	15,700	14,340
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,171
5% 9/1/22	1,500	1,578
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,631
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	11,400
Series 2010 C, 5.375% 9/1/26	1,000	1,130

TOTAL COLORADO		37,777

Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 B:
5% 5/15/25	2,390	3,002
5% 5/15/26	16,000	20,341

TOTAL CONNECTICUT		23,343

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,800	5,664
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	8,140	9,595
District of Columbia Rev. Series B, 4.75% 6/1/32	2,200	2,460
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	8,887
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	8,544
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	18,623
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	2,367
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2014 A:
5% 10/1/23 (d)	2,715	3,329
5% 10/1/24 (d)	7,000	8,738

TOTAL DISTRICT OF COLUMBIA		62,543

Florida - 13.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	1,055	1,076
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,793
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,529
5% 7/1/26	1,000	1,261
5% 7/1/28	1,745	2,174
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	5,215	6,253
Series A:
5% 10/1/28 (d)	2,500	3,049
5% 10/1/30 (d)	3,500	4,250
5% 10/1/31 (d)	2,000	2,423
5% 10/1/32 (d)	2,400	2,899
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/23	21,020	25,377
5% 7/1/27	5,695	6,803
Series 2015 A:
5% 7/1/24	1,915	2,413
5% 7/1/26	7,200	9,131
Series 2015 B:
5% 7/1/24	1,940	2,444
5% 7/1/25	2,355	3,009
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/19	1,715	1,915
5% 6/1/20	3,000	3,456
Series 2012 A1, 5% 6/1/21	8,400	9,915
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	29,691
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	15,103
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	4,500	4,718
Series 2011 E, 5% 6/1/24	6,600	7,822
Series 2011 F, 5% 6/1/23	6,070	7,213
Series A, 5.5% 6/1/38	2,000	2,189
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,031
5% 10/1/17	2,130	2,137
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,371
5% 7/1/18	3,320	3,331
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,632
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 101)	3,000	3,163
Series 2011 B, 5% 7/1/23	10,175	12,079
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	6,522
Series 2015 C:
5% 10/1/30	3,270	3,911
5% 10/1/40	1,000	1,181
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,835	2,340
5% 10/1/31	2,005	2,536
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,703
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	3,000	3,524
Series 2015 B:
5% 10/1/28	1,000	1,254
5% 10/1/30	1,800	2,234
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,957
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/24 (b)(d)	3,000	3,725
5% 10/1/25 (b)(d)	3,225	4,051
5% 10/1/26 (b)(d)	1,700	2,162
5% 10/1/27 (b)(d)	1,000	1,283
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	520	521
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,342
5% 6/1/25	1,285	1,603
5% 6/1/26	1,375	1,702
5% 6/1/46	2,510	2,934
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	97
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	71
Series 2008 B, 6% 11/15/37	11,000	12,756
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,010
5% 7/1/18	2,125	2,211
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,614
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,020
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,645
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,229
5% 6/1/28 (FSA Insured)	1,000	1,225
5% 6/1/30 (FSA Insured)	1,650	2,005
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	5,260	6,085
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,020
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,673
5.5% 10/1/30	3,000	3,541
Series 2012 A:
5% 10/1/23 (d)	7,500	8,919
5% 10/1/24 (d)	9,050	10,704
5% 10/1/30 (d)	6,095	6,992
5% 10/1/31 (d)	2,500	2,863
Series 2014 A:
5% 10/1/28 (d)	4,000	4,853
5% 10/1/33 (d)	8,385	9,923
5% 10/1/36 (d)	12,755	14,949
5% 10/1/37	11,100	13,448
Series 2015 A:
5% 10/1/29 (d)	1,585	1,930
5% 10/1/31 (d)	1,330	1,604
5% 10/1/35 (d)	3,400	3,990
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,514
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,554
Series 2014 B:
5% 7/1/26	2,500	3,114
5% 7/1/27	1,750	2,163
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/18 (AMBAC Insured)	4,000	4,344
5% 8/1/20 (AMBAC Insured)	2,500	2,697
5% 8/1/21 (AMBAC Insured)	5,095	5,496
5% 8/1/22 (AMBAC Insured)	3,325	3,586
Series 2011 B, 5.625% 5/1/31	6,600	7,804
Series 2015 A:
5% 5/1/26	5,500	6,929
5% 5/1/28	17,710	22,051
Series 2015 B:
5% 5/1/26	8,500	10,709
5% 5/1/27	17,480	21,844
5% 5/1/28	14,465	18,010
Series 2016 A:
5% 5/1/30	3,900	4,907
5% 5/1/32	16,860	21,042
Series 2016 B, 5% 8/1/26	9,230	11,919
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,731
5% 7/1/42	1,900	2,207
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,430
5.25% 12/1/37 (AMBAC Insured)	1,365	1,443
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,674
Series 2012 A, 5% 10/1/42	14,700	16,812
Series 2012 B, 5% 10/1/42	5,900	6,748
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,855
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	10,678
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	3,034
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,086
Series 2012 A:
5% 10/1/23	2,300	2,904
5% 10/1/25	1,100	1,436
Series 2013 A, 5% 10/1/25	4,800	6,268
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (b)(d)	1,200	1,416
5% 10/1/23 (b)(d)	1,325	1,620
5% 10/1/24 (b)(d)	1,375	1,704
5% 10/1/25 (b)(d)	2,915	3,653
5% 10/1/26 (b)(d)	2,060	2,618
5% 10/1/27 (b)(d)	1,000	1,260
5% 10/1/29 (b)(d)	1,040	1,301
5% 10/1/30 (b)(d)	1,850	2,303
5% 10/1/31 (b)(d)	1,300	1,612
5% 10/1/32 (b)(d)	2,000	2,465
5% 10/1/33 (b)(d)	4,295	5,272
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	789
5% 12/1/23	1,000	1,193
5% 12/1/24	750	908
5% 12/1/25	500	601
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,563
5% 8/1/20	6,010	6,925
5% 8/1/24	3,500	4,416
Series 2015 D:
5% 8/1/28	4,035	5,084
5% 8/1/29	13,665	17,153
5% 8/1/30	14,105	17,585
5% 8/1/31	14,165	17,594
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,185
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/26	9,250	11,940
5% 10/1/29	4,000	5,069
5% 10/1/32	6,270	7,826
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,690
Series 2010:
5% 10/1/25	4,140	4,692
5.25% 10/1/34	3,500	3,926
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,400
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,005
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	6,000	6,887
Series 2015 A:
4% 12/1/35	3,300	3,482
5% 12/1/40	1,900	2,200
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,270
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,767
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	6,192
(Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,229
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,022

TOTAL FLORIDA		810,318

Georgia - 3.4%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	9,785	11,459
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	10,800	12,736
5% 11/1/27	1,000	1,269
5% 11/1/30	2,500	3,145
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	8,100	8,376
2.2%, tender 4/2/19 (c)	3,000	3,076
2.2%, tender 4/2/19 (c)	300	308
2.2%, tender 4/2/19 (c)	6,500	6,664
2.2%, tender 4/2/19 (c)	4,100	4,203
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,598
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,954
6.125% 9/1/40	9,310	10,597
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,543
5.25% 10/1/41	5,600	6,561
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,755
5% 1/1/24	6,500	7,604
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	575	602
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,213
Series GG, 5% 1/1/22	4,000	4,805
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,122
5% 10/1/23	4,000	4,852
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,140
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,555
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	4,230
5% 4/1/30	1,200	1,435
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	5,213
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	18,011
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,959
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	16,798
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,657

TOTAL GEORGIA		197,440

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,914
5% 7/1/45 (d)	14,505	17,189
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	2,000	2,437
5.25% 8/1/25 (d)	2,500	3,033

TOTAL HAWAII		31,573

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,920
6.75% 11/1/37	4,300	4,855
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,480
Series 2015 ID, 5% 12/1/25	2,750	3,533

TOTAL IDAHO		15,788

Illinois - 16.8%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,662
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,745
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,166
Series 2008 C:
5.25% 12/1/23	2,050	1,907
5.25% 12/1/24	1,385	1,276
Series 2009:
4% 12/1/16	350	355
4% 12/1/16	1,040	1,049
Series 2010 F, 5% 12/1/20	1,100	1,005
Series 2011 A:
5.25% 12/1/41	2,975	2,633
5.5% 12/1/39	7,900	7,267
Series 2012 A, 5% 12/1/42	3,130	2,774
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	3,174
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	5,776
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	436
Series 2009 A, 5% 1/1/22	1,720	1,773
Series 2012 C, 5% 1/1/23	3,070	3,182
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/34	1,500	1,507
5% 1/1/35	15,000	14,982
5% 1/1/36	11,555	11,541
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	12,340
5% 1/1/28 (d)	14,950	17,779
5% 1/1/33 (d)	5,375	6,275
5% 1/1/34 (d)	2,600	3,028
Series 2016 B, 5% 1/1/46	6,225	7,445
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41	19,600	23,675
Series 2012 A, 5% 1/1/22 (d)	5,575	6,544
Series 2013 B, 5% 1/1/27	11,275	13,543
Series 2013 D, 5% 1/1/27	1,000	1,201
Series 2015 A, 5% 1/1/25 (d)	4,430	5,490
Chicago Park District Gen. Oblig. Series 2013 A, 5.5% 1/1/33	2,500	2,998
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	15,074
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,590
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,721
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,508
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,831
Series 2012 A, 5% 11/15/22	2,000	2,323
Series 2012 C, 5% 12/15/37	1,000	1,133
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,955
Series 2010 G, 5% 11/15/25	3,400	3,801
Series 2012 C, 5% 11/15/24	9,400	11,020
Series 2016 A:
5% 11/15/26 (b)	5,000	6,189
5% 11/15/27 (b)	1,240	1,522
5% 11/15/28 (b)	1,750	2,141
5% 11/15/29 (b)	3,100	3,774
5% 11/15/30 (b)	2,750	3,342
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,588
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,138
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	26,444
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,875
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,344
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,459
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,125
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,378
6% 2/1/28 (AMBAC Insured)	2,855	3,087
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	12,615	13,818
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,679
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	29,179
5.375% 5/15/30	6,160	7,084
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,358
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,200	9,559
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,000	9,326
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,761
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,715
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,378
Series 2008 A:
5.625% 1/1/37	27,960	29,589
6% 2/1/24	300	325
6.25% 2/1/33 (AMBAC Insured)	300	325
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	510
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	15,955	18,986
Series 2010 A:
5.5% 8/15/24	2,900	3,253
5.5% 4/1/44	1,590	1,775
5.5% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,410	1,590
5.75% 8/15/29	2,320	2,609
Series 2010, 5.25% 5/1/25	7,000	8,106
Series 2012 A, 5% 5/15/22	2,120	2,528
Series 2012:
4% 9/1/32	7,460	7,706
5% 9/1/38	23,950	26,708
5% 11/15/43	4,395	4,900
Series 2013:
5% 11/15/28	2,875	3,304
5% 11/15/29	1,400	1,605
5% 5/15/43	10,000	11,061
Series 2015 A:
5% 11/15/23	500	619
5% 11/15/45	2,410	2,859
Series 2015 B, 5% 11/15/27	3,160	3,900
Series 2015 C:
5% 8/15/35	6,425	7,566
5% 8/15/44	30,850	35,868
Series 2016 A:
5% 7/1/28	1,230	1,526
5% 7/1/30	710	874
5% 7/1/31	535	656
5% 7/1/34	3,000	3,633
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,512
5.5% 1/1/31	3,000	3,670
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,846
5% 1/1/23 (FSA Insured)	6,600	7,194
Series 2012 A, 5% 1/1/33	4,700	5,054
Series 2012:
5% 8/1/19	2,500	2,724
5% 8/1/21	2,000	2,210
5% 3/1/23	4,000	4,450
5% 8/1/23	3,900	4,401
5% 3/1/35	2,000	2,152
5% 3/1/37	1,000	1,075
Series 2013 A, 5% 4/1/35	1,800	1,948
Series 2014:
5% 2/1/23	4,400	4,941
5% 4/1/28	1,125	1,251
5% 5/1/32	2,600	2,867
5.25% 2/1/30	9,000	10,077
5% 2/1/26	2,325	2,599
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,232
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	2,015	2,122
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	10,068
5% 2/1/26	4,370	5,440
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	2,335	2,487
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	13,300	16,116
Series 2015 B, 5% 1/1/40	7,400	9,010
Series 2016 A:
5% 12/1/31	5,000	6,241
5% 12/1/32	7,900	9,815
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	465	555
0% 12/1/17 (AMBAC Insured)	3,350	3,280
0% 12/1/17 (Escrowed to Maturity)	350	346
0% 12/1/21 (AMBAC Insured)	3,095	2,756
0% 12/1/21 (Escrowed to Maturity)	1,905	1,783
6.5% 1/1/20 (AMBAC Insured)	2,755	3,244
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,546
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	8,369
5% 2/1/35	5,000	5,959
5% 2/1/36	5,200	6,193
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,898
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,925
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,610
0% 1/1/19	2,955	2,822
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,304
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,764
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,394
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	19,977
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	2,102
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	16,598
0% 6/15/44 (FSA Insured)	53,800	18,896
0% 6/15/45 (FSA Insured)	27,900	9,412
0% 6/15/47 (FSA Insured)	16,540	5,145
Series 2012 B:
0% 12/15/51	16,200	3,292
5% 6/15/52	17,900	19,409
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,150
Series 1996 A, 0% 6/15/24	3,060	2,438
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,003
5.5% 6/15/20	1,625	1,711
5.5% 6/15/20 (Pre-Refunded to 6/15/17 @ 100)	375	396
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,218
5% 11/15/18	1,000	1,056
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	583
5% 10/1/17 (Escrowed to Maturity)	745	785
5% 10/1/18	615	646
5% 10/1/20	550	577
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	780
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	16,097
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,432
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,485
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	7,805	8,855
Series 2010 A:
5% 4/1/25	5,125	5,743
5.25% 4/1/30	3,200	3,611
Series 2013:
6% 10/1/42	4,600	5,581
6.25% 10/1/38	4,530	5,611
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	4,885	4,869
0% 11/1/17 (FSA Insured)	3,200	3,154
0% 11/1/19 (Escrowed to Maturity)	675	652
0% 11/1/19 (FSA Insured)	4,325	4,127

TOTAL ILLINOIS		981,853

Indiana - 3.3%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,969
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	25,900	31,031
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,591
Series 2009 A, 5.25% 11/1/39	5,300	5,963
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,955
Series 2012:
5% 3/1/30	3,900	4,459
5% 3/1/41	7,070	7,905
Series 2015 A, 5.25% 2/1/32	6,020	7,613
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	3,055
Series 2015 A:
5% 10/1/30	4,820	6,008
5% 10/1/45	25,600	30,295
Series 2011 A, 5.25% 10/1/25	1,750	2,088
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,358
5% 1/1/23	1,800	2,108
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,673
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,117
4% 1/1/33 (d)	1,000	1,113
4% 1/1/35 (d)	2,780	3,077
5% 1/1/21 (d)	3,945	4,573
5% 1/1/22 (d)	7,000	8,298
5% 1/1/23 (d)	2,625	3,175
5% 1/1/26 (d)	1,055	1,331
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (d)	1,700	1,700
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,061
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	424
5% 1/15/30	24,540	28,777
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24 (Pre-Refunded to 7/1/19 @ 100)	1,150	1,296
5% 7/1/25 (Pre-Refunded to 7/1/19 @ 100)	1,000	1,127
5% 7/1/26 (Pre-Refunded to 7/1/19 @ 100)	1,325	1,493
5% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	670	755
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,226

TOTAL INDIANA		193,614

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	4,800	5,518
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	12,202
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,784
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,361
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,226
5% 9/1/25	4,000	4,765
Series 2016 A:
5% 9/1/40	3,115	3,751
5% 9/1/45	5,000	6,008

TOTAL KANSAS		35,097

Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,481
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	757
5% 1/1/22	725	864
5% 1/1/23	425	517
5% 1/1/28	1,585	1,988
5% 1/1/31	1,500	1,856
5% 1/1/32	1,500	1,852
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,650	3,818
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39 (Pre-Refunded to 5/1/19 @ 100)	4,005	4,531
Series 2010 A, 6% 6/1/30	1,795	2,068
Series 2015 A:
4.5% 6/1/46	2,960	3,084
5.25% 6/1/50	18,075	20,506
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,334
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,596
5.75% 10/1/38	7,410	9,200
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,560

TOTAL KENTUCKY		65,012

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	3,000	3,440
5% 6/1/22 (FSA Insured)	4,000	4,811
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	18,220	23,069
5% 8/1/28	1,060	1,335
5% 8/1/29	5,000	6,263
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,465
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/29 (d)	2,400	2,881
5% 1/1/30 (d)	2,000	2,389
5% 1/1/31 (d)	2,500	2,977
5% 1/1/40 (d)	6,885	8,125
Series 2007 A, 5% 1/1/17 (FSA Insured) (d)	1,420	1,449
New Orleans Gen. Oblig. Series 2012:
5% 12/1/22	8,645	10,497
5% 12/1/30	2,000	2,361
5% 12/1/31	1,000	1,179
5% 12/1/32	1,500	1,765
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,861
5% 5/15/23	1,300	1,547

TOTAL LOUISIANA		82,414

Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2013, 5% 7/1/25	1,140	1,340
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A, 5% 7/1/46 (b)	4,000	4,632
Maine Tpk. Auth. Tpk. Rev.:
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	2,700	3,122
Series 2015:
5% 7/1/32	1,050	1,318
5% 7/1/36	2,600	3,219

TOTAL MAINE		13,631

Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,725
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,434
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/46 (d)	3,000	3,634
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,182
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,691
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,838
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/28 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,394
Series 2010, 5.625% 7/1/30	2,865	3,210
Series 2015:
5% 7/1/40	1,000	1,173
5% 7/1/45	5,000	5,834
4% 7/1/42	1,450	1,572

TOTAL MARYLAND		39,687

Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,500	1,864
5% 7/1/45	1,495	1,851
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,617
Series 2011 I, 6.75% 1/1/36	3,000	3,633
Series 2013 B1, 4.75% 11/15/20 (e)	6,660	6,668
Series 2015 D, 5% 7/1/44	5,205	6,096
Series 2016:
5% 7/1/31	1,675	2,078
5% 7/1/46	1,390	1,653
Massachusetts Gen. Oblig. Series 2016 A, 5% 3/1/46	2,175	2,631
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	1,905	1,913

TOTAL MASSACHUSETTS		37,004

Michigan - 2.1%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,711
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,365
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,732
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,685
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,733
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,769
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,939
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (Pre-Refunded to 5/1/18 @ 100)	2,600	2,805
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	6,325	7,396
5% 6/1/20 (Escrowed to Maturity)	2,050	2,372
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,657
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	6,350	7,741
Series 2012, 5% 11/15/42	11,825	13,734
Series 2015 MI, 5% 12/1/24	4,445	5,645
Series MI:
5.5% 12/1/26	4,500	5,942
5.5% 12/1/27	4,750	6,181
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,175	3,606
Series 2012 A:
5% 6/1/23	2,395	2,883
5% 6/1/26	2,000	2,375
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	695	789
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	130	148
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,555
5% 11/1/31	2,525	3,134
5% 11/1/36	250	306
Wayne County Arpt. Auth. Rev. Series 2015 G, 5% 12/1/28 (d)	5,500	6,671

TOTAL MICHIGAN		120,874

Minnesota - 0.3%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/29	2,830	3,377
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,609
5% 5/1/20	1,000	1,033
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,307
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,799
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	5,600	6,128

TOTAL MINNESOTA		20,253

Missouri - 0.4%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,326
5% 9/1/27	490	547
5% 9/1/28	1,000	1,116
5% 9/1/29	1,000	1,115
5% 9/1/30	1,390	1,549
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,500	1,624
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	800	836
3.25% 2/1/28	800	840
4% 2/1/40	700	750
5% 2/1/31	2,595	3,125
5% 2/1/33	2,870	3,423
5% 2/1/36	2,300	2,711
5% 2/1/45	3,600	4,202

TOTAL MISSOURI		23,164

Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.951% 12/1/17 (c)	7,900	7,853
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,286
6% 8/15/28	1,980	2,102
6.125% 8/15/31	1,275	1,354
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/37	11,900	14,590

TOTAL NEBRASKA		27,185

Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,861
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,378

TOTAL NEVADA		11,239

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,471
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	4,000	4,517
Series 2007 A, 5% 10/1/37	6,100	6,393
Series 2012:
4% 7/1/32	2,370	2,488
5% 7/1/24	1,000	1,170
5% 7/1/25	1,185	1,375
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,210
5% 2/1/24	1,775	2,111

TOTAL NEW HAMPSHIRE		30,735

New Jersey - 3.4%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,385
Series 2013 NN, 5% 3/1/27	69,700	77,195
Series 2013:
5% 3/1/23	12,200	13,763
5% 3/1/24	17,000	18,895
5% 3/1/25	1,900	2,125
Series 2015 XX, 5.25% 6/15/27	17,000	19,705
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31 (b)	1,100	1,315
5% 7/1/32 (b)	3,000	3,571
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38	9,930	10,891
Series 2016 A:
5% 7/1/27	750	945
5% 7/1/30	1,000	1,241
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,594
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,833
Series 2014 AA:
5% 6/15/23	20,645	23,506
5% 6/15/24	10,000	11,419

TOTAL NEW JERSEY		199,383

New York - 7.1%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	17,468
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	15,092
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2007 D1:
5.125% 12/1/22	1,980	2,103
5.125% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	490	521
Series 2008:
5.25% 8/15/27	9,575	10,483
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	365	400
Series 2009:
5.625% 4/1/29	1,675	1,897
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	1,925	2,179
Series 2012 A1, 5% 8/1/24	7,400	8,815
Series 2012 G1, 5% 4/1/25	13,700	16,476
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,284
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,817
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,755
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40 (Pre-Refunded to 6/15/18 @ 100)	345	379
Series 2009 EE, 5.25% 6/15/40	11,600	13,058
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,183
Series 2011 EE, 5.375% 6/15/43	42,080	49,657
Series 2012 EE, 5.25% 6/15/30	17,200	20,985
Series 2013 BB, 5% 6/15/47	8,985	10,714
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/38	1,600	1,745
5.625% 7/15/38	2,825	3,092
Series 2009 S3:
5.25% 1/15/34	21,000	23,242
5.25% 1/15/39	3,400	3,750
5.375% 1/15/34	2,750	3,052
Series 2009 S4:
5.5% 1/15/39	8,800	9,792
5.75% 1/15/39	4,100	4,594
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	2,725	3,335
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,675
5% 5/15/22	4,300	5,216
Series 2012 A:
4% 5/15/21	3,500	3,977
5% 5/15/23	5,600	6,797
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,843
Series 2014 A:
5% 2/15/39	3,995	4,406
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,655	1,714
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,676
Series 2010 A, 5% 7/1/26	4,000	4,565
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,330
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	6,600	7,683
Series 2012 D, 5% 11/15/25	25,900	31,712
Series 2012 F, 5% 11/15/24	12,400	15,225
Series 2014 B, 5% 11/15/44	8,500	10,202
Series 2015 A1, 5% 11/15/45	14,850	17,901
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/46 (d)	8,000	9,215
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	507
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,590
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	90	90
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,988

TOTAL NEW YORK		414,191

North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	984
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	5,191
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,295	1,551
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,932
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,800
5% 1/1/30	670	730

TOTAL NORTH CAROLINA		19,188

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	5,165
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,852

TOTAL NORTH DAKOTA		7,017

Ohio - 1.8%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,926
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	14,745
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	5,045	5,235
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	703
5.25% 9/15/18 (FSA Insured)	1,360	1,466
Columbus City School District 5% 12/1/29 (b)	1,800	2,285
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,688
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,408
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,191
5% 8/15/30	1,505	1,787
6% 8/15/43	800	881
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,664
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,514
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	12,625
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (c)	18,800	19,231
Series 2009 C, 5.625% 6/1/18	2,000	2,116
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,607
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	6,069
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,195	2,722
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	11,634

TOTAL OHIO		105,497

Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,555
5% 10/1/29	700	854
5% 10/1/36	1,000	1,191
5% 10/1/39	1,850	2,194
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	5,000	5,506
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,969
Series 2012:
5% 2/15/21	2,200	2,572
5% 2/15/24	4,190	4,991
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,716

TOTAL OKLAHOMA		31,548

Oregon - 0.3%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,535
5.25% 6/1/24 (FSA Insured)	2,605	3,380
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,765
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,126
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,658
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,079
5.5% 6/15/21 (FSA Insured)	1,060	1,283

TOTAL OREGON		19,826

Pennsylvania - 3.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	7,049
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,600	3,393
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	1,070	1,345
5% 6/1/29	1,170	1,465
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,882
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,461
Series 2012 A, 5% 6/1/27	4,105	4,790
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,483
5% 10/1/22	1,380	1,566
5% 10/1/24	1,165	1,352
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46 (b)	24,875	29,478
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	310	313
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,644
5% 1/1/23	605	605
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	16,370	20,123
Series 2015, 5% 3/15/33	4,975	6,028
Series 2016:
5% 2/1/27	17,175	21,574
5% 2/1/28	18,030	22,488
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,300
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,261
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	3,750	4,243
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,296
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,747
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,177
5% 6/1/23	2,500	2,939

TOTAL PENNSYLVANIA		175,002

Rhode Island - 0.2%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/23	5,405	6,580
5% 6/15/24	2,720	3,373

TOTAL RHODE ISLAND		9,953

South Carolina - 3.0%
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	265	273
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,381
5% 12/1/28	5,665	6,849
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	9,110
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/24	4,000	4,098
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	1,500	1,754
Series 2013 E, 5.5% 12/1/53	34,335	41,153
Series 2014 A:
5% 12/1/49	6,500	7,653
5.5% 12/1/54	13,185	16,005
Series 2014 C, 5% 12/1/46	3,900	4,641
Series 2015 A, 5% 12/1/50	13,210	15,750
Series 2015 C:
5% 12/1/20	18,545	21,689
5% 12/1/21	15,000	17,964
5% 12/1/22	8,440	10,323
Series 2015 E, 5.25% 12/1/55	5,900	7,164
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,448

TOTAL SOUTH CAROLINA		175,255

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,118
5% 9/1/28	3,000	3,439

TOTAL SOUTH DAKOTA		4,557

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	1,785	1,928
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	4,815	5,222
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,715
5.75% 7/1/24 (d)	2,400	2,768
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	2,180	2,199

TOTAL TENNESSEE		18,832

Texas - 10.4%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (d)	1,000	1,214
5% 11/15/27 (d)	1,250	1,512
5% 11/15/28 (d)	1,000	1,203
5% 11/15/39 (d)	9,700	11,335
5% 11/15/44 (d)	24,965	29,052
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,629
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,929
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016:
5% 11/15/27	2,000	2,618
5% 11/15/28	1,000	1,304
5% 11/15/29	3,000	3,897
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,774
5% 8/1/20 (AMBAC Insured)	1,780	1,863
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/30	1,650	2,002
5% 1/1/32	1,000	1,206
5% 1/1/45	6,000	7,121
Series 2016, 5% 1/1/46	5,000	5,943
Coppell Independent School District 0% 8/15/20	2,000	1,914
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,317
5% 7/15/22	2,500	3,007
5% 7/15/24	2,255	2,718
5.25% 7/15/18 (FSA Insured)	3,305	3,460
5.25% 7/15/19 (FSA Insured)	4,000	4,187
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	8,980	9,873
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	12,020	13,312
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,268
Series 2010 A, 5% 11/1/42	14,800	17,045
Series 2012 D, 5% 11/1/42 (d)	2,370	2,690
Series 2012 H, 5% 11/1/42 (d)	2,740	3,110
Series 2014 D, 5% 11/1/23 (d)	2,795	3,404
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	1,964
DeSoto Independent School District 0% 8/15/20	3,335	3,192
El Paso Gen. Oblig. Series 2016:
5% 8/15/34	6,345	7,869
5% 8/15/35	6,000	7,417
5% 8/15/36	4,000	4,928
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	895	941
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,503
5.25% 10/1/51	53,600	64,360
5.5% 4/1/53	5,440	6,423
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	16,518
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47 (Pre-Refunded to 8/15/18 @ 100)	25,440	27,881
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,553
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,883
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (d)	3,000	3,481
5% 7/1/25 (d)	1,500	1,724
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,985
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/27 (d)	2,150	2,638
5% 11/1/29 (d)	2,000	2,430
5% 11/1/32 (d)	3,690	4,449
Lower Colorado River Auth. Rev.:
Series 2015 D:
5% 5/15/28	2,200	2,723
5% 5/15/30	5,000	6,144
5.25% 5/15/18 (AMBAC Insured)	40	40
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,505
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	9,764
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	8,290	9,411
Series 2009, 6.25% 1/1/39	1,910	2,142
Series 2011 A:
5.5% 9/1/41	14,250	17,027
6% 9/1/41	6,200	7,613
Series 2011 D, 5% 9/1/28	13,000	15,361
Series 2014 A, 5% 1/1/25	5,000	6,207
Series 2015 B, 5% 1/1/40	8,000	9,379
Series 2016 A, 5% 1/1/31	6,450	8,070
6% 1/1/23	590	636
6% 1/1/24	230	248
Rockwall Independent School District Series 2016, 5% 2/15/46	10,700	13,056
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT):
5% 7/1/17 (FSA Insured) (d)	2,765	2,879
5.25% 7/1/20 (FSA Insured) (d)	3,215	3,345
Series 2007 (AMT-SUB LIEN):
5% 7/1/17 (FSA Insured) (d)	2,385	2,482
5.25% 7/1/20 (FSA Insured) (d)	2,775	2,885
5.25% 7/1/19 (FSA Insured) (d)	2,635	2,739
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,761
Series 2012, 5.25% 2/1/25	4,200	5,470
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	12,131
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	9,345	12,063
5% 10/1/26	5,250	6,860
5% 10/1/27	5,000	6,473
5% 10/1/28	5,000	6,446
5% 10/1/29	5,000	6,425
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,017
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,680
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	3,168
5% 8/15/43	4,000	4,719
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	3,925	4,380
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	5,900	7,173
Series 2016:
5% 4/1/40	6,300	7,857
5% 4/1/46	20,000	24,824
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	414
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	3,915	4,210
5.75% 8/1/26	660	662
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Escrowed to Maturity)	15	15
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,228
Series 2013, 6.75% 6/30/43 (d)	12,600	15,796
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/40	7,500	9,281
Waller Independent School District 5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,920	5,308
Weatherford Independent School District 0% 2/15/33	6,985	4,646

TOTAL TEXAS		604,874

Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	2,415	2,415
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,823
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	2,670	3,111
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	2,175	2,534

TOTAL UTAH		11,883

Virginia - 0.7%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,781
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	600	647
5% 6/15/27	1,500	1,882
5% 6/15/30	250	309
5% 6/15/35	2,200	2,651
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	6,000	7,458
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,225
5% 1/1/40	1,750	2,126
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,657
5% 1/1/40 (d)	4,200	4,615
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	3,060
5% 1/1/34	1,500	1,807
5% 1/1/35	1,500	1,800

TOTAL VIRGINIA		40,018

Washington - 2.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,131
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,972
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,575	2,799
5.25% 12/1/36 (Pre-Refunded to 6/1/18 @ 100)	9,180	9,977
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	2,600	2,888
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,538
5% 6/1/22 (d)	1,000	1,167
5% 6/1/24 (d)	1,000	1,183
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,795
5% 12/1/27	2,625	3,157
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,216
Washington Gen. Oblig. Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,995
0% 7/1/19 (Escrowed to Maturity)	9,100	8,859
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,596
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,363
5.25% 8/15/20	2,000	2,260
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	13,211
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,637
Series 2012 A:
5% 10/1/25	5,130	6,256
5% 10/1/26	13,395	16,345
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,706
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,548
Series 2015:
5% 1/1/25	2,000	2,435
5% 1/1/27	1,610	1,936

TOTAL WASHINGTON		127,970

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (c)	9,125	9,193
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	700	782
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,600	2,898
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,756

TOTAL WEST VIRGINIA		20,629

Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	3,015	3,086
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,724
5.75% 7/1/30	2,655	3,096
Series 2013 B:
5% 7/1/27	1,205	1,428
5% 7/1/36	5,000	5,776
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,190
Series 2008 B, 5.375% 8/15/37	8,045	9,075
Series 2012:
4% 10/1/23	2,500	2,845
5% 6/1/27	1,925	2,252
5% 6/1/39	2,775	3,167

TOTAL WISCONSIN		35,639

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,718
TOTAL MUNICIPAL BONDS
(Cost $5,228,745)		5,788,563

Municipal Notes - 0.1%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $8,843)	8,600	8,919
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Municipal Cash Central Fund, 0.44%(g)(h)
(Cost $35,100)	35,100,000	35,100
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $5,272,688)		5,832,582
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,935
NET ASSETS - 100%		$5,843,517

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,668,000 or 0.1% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,913,000 or 0.0% of net assets.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,796

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$5
Total	$5

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,797,482	$--	$5,797,482	$--
Money Market Funds	35,100	35,100	--	--
Total Investments in Securities:	$5,832,582	$35,100	$5,797,482	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.3%
Health Care	18.7%
Transportation	17.3%
Escrowed/Pre-Refunded	9.5%
Electric Utilities	7.6%
Special Tax	6.1%
Water & Sewer	5.3%
Others* (Individually Less Than 5%)	4.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,237,588)	$5,797,482
Fidelity Central Funds (cost $35,100)	35,100
Total Investments (cost $5,272,688)		$5,832,582
Cash		38,934
Receivable for investments sold		23,156
Receivable for fund shares sold		1,613
Interest receivable		63,158
Distributions receivable from Fidelity Central Funds		5
Other receivables		9
Total assets		5,959,457
Liabilities
Payable for investments purchased on a delayed delivery basis	$106,336
Payable for fund shares redeemed	2,446
Distributions payable	4,920
Accrued management fee	1,737
Other affiliated payables	457
Other payables and accrued expenses	44
Total liabilities		115,940
Net Assets		$5,843,517
Net Assets consist of:
Paid in capital		$5,255,289
Distributions in excess of net investment income		(3,004)
Accumulated undistributed net realized gain (loss) on investments		31,338
Net unrealized appreciation (depreciation) on investments		559,894
Net Assets, for 420,917 shares outstanding		$5,843,517
Net Asset Value, offering price and redemption price per share ($5,843,517 ÷ 420,917 shares)		$13.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$104,382
Income from Fidelity Central Funds		5
Total income		104,387
Expenses
Management fee	$10,322
Transfer agent fees	2,590
Accounting fees and expenses	344
Custodian fees and expenses	21
Independent trustees' fees and expenses	13
Registration fees	56
Audit	36
Legal	3
Miscellaneous	30
Total expenses before reductions	13,415
Expense reductions	(33)	13,382
Net investment income (loss)		91,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,346
Total net realized gain (loss)		31,346
Change in net unrealized appreciation (depreciation) on investment securities		159,386
Net gain (loss)		190,732
Net increase (decrease) in net assets resulting from operations		$281,737

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,005	$195,762
Net realized gain (loss)	31,346	33,561
Change in net unrealized appreciation (depreciation)	159,386	(47,495)
Net increase (decrease) in net assets resulting from operations	281,737	181,828
Distributions to shareholders from net investment income	(93,884)	(196,687)
Distributions to shareholders from net realized gain	–	(28,582)
Total distributions	(93,884)	(225,269)
Share transactions
Proceeds from sales of shares	465,186	909,862
Reinvestment of distributions	63,215	151,510
Cost of shares redeemed	(642,346)	(993,485)
Net increase (decrease) in net assets resulting from share transactions	(113,945)	67,887
Redemption fees	99	50
Total increase (decrease) in net assets	74,007	24,496
Net Assets
Beginning of period	5,769,510	5,745,014
End of period	$5,843,517	$5,769,510
Other Information
Distributions in excess of net investment income end of period	$(3,004)	$(125)
Shares
Sold	34,242	67,590
Issued in reinvestment of distributions	4,640	11,269
Redeemed	(47,395)	(74,016)
Net increase (decrease)	(8,513)	4,843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$13.53	$12.68	$13.57	$13.03	$12.27
Income from Investment Operations
Net investment income (loss)A	.217	.460	.475	.479	.483	.513
Net realized and unrealized gain (loss)	.446	(.021)	.851	(.873)	.537	.764
Total from investment operations	.663	.439	1.326	(.394)	1.020	1.277
Distributions from net investment income	(.223)	(.462)	(.476)	(.478)	(.479)	(.515)
Distributions from net realized gain	–	(.067)	–	(.018)	(.001)	(.002)
Total distributions	(.223)	(.529)	(.476)	(.496)	(.480)	(.517)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$13.88	$13.44	$13.53	$12.68	$13.57	$13.03
Total ReturnC,D	4.98%	3.31%	10.59%	(2.94)%	7.92%	10.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.48%	.47%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.47%G	.48%	.47%	.46%	.46%	.46%
Expenses net of all reductions	.47%G	.48%	.47%	.46%	.46%	.46%
Net investment income (loss)	3.20%G	3.42%	3.58%	3.65%	3.60%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$5,844	$5,770	$5,745	$5,337	$6,792	$5,917
Portfolio turnover rateH	21%G	14%	9%	10%	10%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$563,559
Gross unrealized depreciation	(3,661)
Net unrealized appreciation (depreciation) on securities	$559,898
Tax cost	$5,272,684

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $590,062 and $627,845, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting and printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $12.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.47%	$1,000.00	$1,049.80	$2.40
Hypothetical-C		$1,000.00	$1,022.53	$2.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

HIY-SANN-0816
1.704645.118

Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.6	23.9
General Obligations	23.1	24.2
Escrowed/Pre-Refunded	11.8	7.5
Education	10.7	13.1
Water & Sewer	8.0	8.4

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	0.1%
AA,A	74.5%
BBB	15.5%
BB and Below	2.0%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	5.5%

As of December 31, 2015
AAA	0.1%
AA,A	71.9%
BBB	17.5%
BB and Below	2.0%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.5%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$624,702
6.25% 10/1/34 (a)	700,000	864,199
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,077,174

TOTAL GUAM		2,566,075

Pennsylvania - 92.6%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,147,110
Allegheny County Series C:
5% 12/1/28	1,000,000	1,226,620
5% 12/1/30	1,365,000	1,662,570
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (FGIC Insured) (a)	3,190,000	3,651,753
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,934,064
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,055,900
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,601,245
5% 12/1/27 (Build America Mutual Assurance Insured)	2,500,000	3,139,925
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,866,645
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	3,995,840
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	4,151,009
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,116,980
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,146,200
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	270,390
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,227,779
Series 2015 A:
5% 7/1/26	500,000	612,215
5% 7/1/27	490,000	595,522
5% 7/1/28	540,000	653,854
5% 7/1/29	710,000	857,779
5% 7/1/30	685,000	822,671
5% 7/1/35	1,885,000	2,220,643
5% 7/1/39	6,675,000	7,794,131
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,296,480
Centre County Hosp. Auth. Rev.:
(Mount Nittany Med. Cneter Proj.) Series 2016 A, 5% 11/15/28	840,000	1,037,929
(Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,609,900
Series 2016 A:
4% 11/15/32	350,000	391,388
4% 11/15/34	250,000	277,148
4% 11/15/35	200,000	221,020
5% 11/15/29	825,000	1,016,252
5% 11/15/30	685,000	841,851
5% 11/15/46	6,605,000	7,920,122
Series 2016 B:
4% 11/15/40	600,000	657,348
4% 11/15/47	3,605,000	3,906,342
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	957,096
5% 6/1/25	1,175,000	1,402,069
5% 6/1/26	1,250,000	1,486,913
5% 6/1/42	12,000,000	13,785,709
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,787,414
5% 11/1/42	3,000,000	3,514,200
Series 2016:
5% 5/1/30	1,000,000	1,252,050
5% 5/1/31	500,000	623,515
5% 5/1/32	750,000	931,530
5% 5/1/33	2,210,000	2,733,925
5% 5/1/34	1,000,000	1,232,120
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.):
Series 2009 A, 5.25% 6/1/17 (Pre-Refunded to 6/1/17 @ 100)	1,050,000	1,091,748
Series 2016 A:
5% 6/1/34	1,275,000	1,565,611
5% 6/1/35	1,000,000	1,222,990
5% 6/1/36	500,000	609,040
5% 6/1/42	7,410,000	8,556,920
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,736,670
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,778,962
Series 2012:
5% 8/1/21	350,000	416,742
5% 8/1/22	300,000	365,556
Series 2014:
5% 8/1/23	1,050,000	1,309,172
5% 8/1/24	1,100,000	1,400,190
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,877,600
East Stroudsburg Area School District:
Series 2014 A:
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,372,290
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	243,506
Series 2015 A:
7.5% 9/1/22	115,000	124,143
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	885,000	954,711
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,258,654
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,983,695
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	578,225
5% 8/1/31	3,080,000	3,700,743
5% 8/1/34	1,000,000	1,191,270
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	2,032,261
5.375% 7/1/42	2,130,000	2,399,743
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,155,800
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	721,039
6% 6/1/39	1,625,000	1,824,485
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,079,718
Series 2016:
5% 8/15/31	1,000,000	1,260,780
5% 8/15/33	1,000,000	1,249,420
5% 8/15/34	1,000,000	1,236,160
5% 8/15/36	1,000,000	1,228,080
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (b)	4,745,000	4,748,132
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	4,070,860
5% 4/1/44	1,295,000	1,537,424
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,841,200
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,948,945
Mifflin County School District Series 2007:
7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,125,000	1,214,303
7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	1,175,000	1,271,644
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,574,566
5% 1/1/41	3,240,000	3,587,976
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,908,105
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,075,760
Series 2012 A:
5% 6/1/23	3,850,000	4,584,465
5% 6/1/24	1,500,000	1,778,715
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/19	185,000	197,976
5% 10/1/20	215,000	240,230
5% 10/1/21	245,000	275,260
5% 10/1/22	275,000	312,081
5% 10/1/23	305,000	349,737
5% 10/1/24	335,000	388,861
5% 10/1/25	750,000	861,660
5% 10/1/26	1,000,000	1,138,690
5% 10/1/27	1,000,000	1,130,140
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,198,620
5% 4/1/42	1,000,000	1,197,710
Moon Area School District Series 2015 A, 5% 11/15/29	3,000,000	3,650,850
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,251,798
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,573,468
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,046,885
5% 3/1/25	3,255,000	3,829,605
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	869,730
Second Series 2007 A, 5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	2,500,000	2,617,625
Second Series 2009, 5% 4/15/25	500,000	553,870
Series 2012, 5% 6/1/25	10,000,000	11,963,700
Series 2013, 5% 10/15/27	2,255,000	2,756,963
Series 2015 1, 5% 3/15/31	7,000,000	8,530,340
Series 2015, 5% 3/15/33	2,880,000	3,489,350
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (Pre-Refunded to 7/1/17 @ 100)	2,500,000	2,607,475
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	267,245
5% 3/1/20	300,000	341,310
5% 3/1/22	275,000	327,795
5% 3/1/23	585,000	700,339
5% 3/1/42	3,950,000	4,597,919
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22 (Pre-Refunded to 8/15/19 @ 100)	2,655,000	3,021,363
Series 2011 A, 5.75% 8/15/41 (Pre-Refunded to 8/15/21 @ 100)	4,980,000	6,014,246
First Series 2012:
5% 4/1/20	750,000	855,878
5% 4/1/21	500,000	583,945
5% 4/1/22	600,000	714,996
5% 4/1/23	800,000	956,240
5% 4/1/24	1,100,000	1,314,159
Series 2010 E, 5% 5/15/31	2,500,000	2,844,925
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,345,857
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,363,780
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,549,613
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,539,788
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,528,963
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,225,857
Series 2016 A, 5% 12/1/28 (FSA Insured) (c)	5,690,000	7,117,223
Pennsylvania State Univ.:
Series 2008 A, 5% 8/15/29 (Pre-Refunded to 2/15/18 @ 100)	3,945,000	4,221,071
Series 2010, 5% 3/1/40	4,385,000	4,953,515
Series 2015 A:
5% 9/1/30	1,100,000	1,391,544
5% 9/1/31	1,415,000	1,783,240
5% 9/1/31	4,000,000	5,040,960
5% 9/1/32	1,500,000	1,883,190
Series 2016 A, 5% 9/1/36	1,000,000	1,258,680
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,286,410
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	4,000,000	4,366,240
Series 2008 C4, 6.25% 6/1/38 (Pre-Refunded to 6/1/18 @ 100)	2,000,000	2,211,440
Series 2013 A2, 0% 12/1/38 (d)	2,500,000	2,744,050
Series 2014 A, 5% 12/1/31	865,000	1,064,028
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	4,589,750
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	8,665,000	9,803,754
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,478,140
Series 1998 A, 5.25% 8/1/17	3,555,000	3,721,161
5% 8/1/29	2,000,000	2,443,400
5% 8/1/30	1,500,000	1,825,695
5% 8/1/31	1,100,000	1,332,837
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,593,640
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,653,360
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,925,400
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,153,690
5% 4/15/25	2,230,000	2,599,712
Series 2015 A, 5% 4/15/29	3,000,000	3,598,020
Philadelphia School District Series 2010 C, 5% 9/1/21	4,000,000	4,375,440
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,526,960
Series 2011 A, 5% 1/1/41	2,715,000	3,081,552
Series 2015 B, 5% 7/1/30	3,500,000	4,307,905
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,696,535
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,398,200
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	705,749
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,614,106
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,255,900
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,431,610
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,224,630
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,700,320
Series 2014 A, 5% 9/1/23	1,000,000	1,216,770
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	974,619
5% 9/1/20 (FSA Insured)	1,050,000	1,210,230
5% 9/1/21 (FSA Insured)	730,000	859,794
5% 9/1/22 (FSA Insured)	885,000	1,064,080
5% 9/1/23 (FSA Insured)	1,085,000	1,331,718
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,169,950
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,078,953
5% 12/1/25	1,285,000	1,575,616
5% 12/1/27	1,480,000	1,789,675
5% 12/1/29	1,000,000	1,197,190
6% 6/1/25	1,080,000	1,189,728
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,560,566
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,075,330
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,914,746
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,078,730
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,262,940
Series 2007 B, 5.25% 9/15/28	2,500,000	2,840,525
Series 2009 B, 5% 9/15/28	2,000,000	2,217,560
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	9,090,278
Series 2011 B, 5.75% 1/1/41	1,500,000	1,790,880
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,081,100
5% 7/1/25	4,465,000	5,102,870
5.25% 7/1/20	1,000,000	1,109,330
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,759,800
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,321,625
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,775,790

TOTAL PENNSYLVANIA		467,427,477

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	602,375
5% 7/1/23	1,000,000	1,204,750
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,425,000	1,486,988
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,943,800

TOTAL PENNSYLVANIA, NEW JERSEY		7,237,913

TOTAL MUNICIPAL BONDS
(Cost $438,739,688)		477,231,465
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $438,739,688)		477,231,465
NET OTHER ASSETS (LIABILITIES) - 5.5%		27,688,941
NET ASSETS - 100%		$504,920,406

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	26.6%
General Obligations	23.1%
Escrowed/Pre-Refunded	11.8%
Education	10.7%
Water & Sewer	8.0%
Electric Utilities	7.4%
Other	5.5%
Others* (Individually Less Than 5%)	6.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $438,739,688)		$477,231,465
Cash		29,953,281
Receivable for fund shares sold		26,173
Interest receivable		5,445,084
Other receivables		911
Total assets		512,656,914
Liabilities
Payable for investments purchased on a delayed delivery basis	$6,999,041
Payable for fund shares redeemed	127,029
Distributions payable	390,583
Accrued management fee	149,949
Other affiliated payables	44,296
Other payables and accrued expenses	25,610
Total liabilities		7,736,508
Net Assets		$504,920,406
Net Assets consist of:
Paid in capital		$466,453,258
Distributions in excess of net investment income		(10,592)
Accumulated undistributed net realized gain (loss) on investments		(14,037)
Net unrealized appreciation (depreciation) on investments		38,491,777
Net Assets, for 43,440,577 shares outstanding		$504,920,406
Net Asset Value, offering price and redemption price per share ($504,920,406 ÷ 43,440,577 shares)		$11.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$8,266,445
Expenses
Management fee	$871,397
Transfer agent fees	197,197
Accounting fees and expenses	62,546
Custodian fees and expenses	1,904
Independent trustees' fees and expenses	1,101
Registration fees	20,626
Audit	26,855
Legal	278
Miscellaneous	319
Total expenses before reductions	1,182,223
Expense reductions	(2,854)	1,179,369
Net investment income (loss)		7,087,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,285
Total net realized gain (loss)		53,285
Change in net unrealized appreciation (depreciation) on investment securities		13,690,771
Net gain (loss)		13,744,056
Net increase (decrease) in net assets resulting from operations		$20,831,132

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,087,076	$14,709,852
Net realized gain (loss)	53,285	1,560,659
Change in net unrealized appreciation (depreciation)	13,690,771	(1,274,614)
Net increase (decrease) in net assets resulting from operations	20,831,132	14,995,897
Distributions to shareholders from net investment income	(7,086,722)	(14,703,703)
Distributions to shareholders from net realized gain	(291,696)	(1,756,019)
Total distributions	(7,378,418)	(16,459,722)
Share transactions
Proceeds from sales of shares	48,627,056	77,063,335
Reinvestment of distributions	4,870,932	10,807,008
Cost of shares redeemed	(30,119,080)	(71,166,482)
Net increase (decrease) in net assets resulting from share transactions	23,378,908	16,703,861
Redemption fees	2,388	984
Total increase (decrease) in net assets	36,834,010	15,241,020
Net Assets
Beginning of period	468,086,396	452,845,376
End of period	$504,920,406	$468,086,396
Other Information
Distributions in excess of net investment income end of period	$(10,592)	$(10,946)
Shares
Sold	4,255,675	6,819,246
Issued in reinvestment of distributions	425,569	956,105
Redeemed	(2,636,091)	(6,306,204)
Net increase (decrease)	2,045,153	1,469,147

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.34	$10.77	$11.47	$11.10	$10.51
Income from Investment Operations
Net investment income (loss)A	.168	.358	.373	.370	.387	.415
Net realized and unrealized gain (loss)	.317	.013	.615	(.654)	.395	.590
Total from investment operations	.485	.371	.988	(.284)	.782	1.005
Distributions from net investment income	(.168)	(.358)	(.373)	(.370)	(.386)	(.415)
Distributions from net realized gain	(.007)	(.043)	(.045)	(.046)	(.026)	–
Total distributions	(.175)	(.401)	(.418)	(.416)	(.412)	(.415)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.62	$11.31	$11.34	$10.77	$11.47	$11.10
Total ReturnC,D	4.32%	3.33%	9.30%	(2.50)%	7.13%	9.76%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.48%	.50%
Net investment income (loss)	2.95%F	3.17%	3.35%	3.33%	3.40%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$504,920	$468,086	$452,845	$404,493	$487,622	$424,693
Portfolio turnover rate	9%F	17%	12%	9%	16%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/16	% of fund's investments 12/31/15	% of fund's investments 6/30/15
1 - 7	77.3	79.7	83.7
8 - 30	0.5	1.1	3.2
31 - 60	9.3	3.0	2.7
61 - 90	2.1	2.5	1.3
91 - 180	6.1	5.2	1.2
> 180	4.7	8.5	7.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Variable Rate Demand Notes (VRDNs)	51.0%
Tender Option Bond	17.6%
Other Municipal Security	25.7%
Investment Companies	5.4%
Net Other Assets (Liabilities)	0.3%

As of December 31, 2015
Variable Rate Demand Notes (VRDNs)	57.4%
Tender Option Bond	10.5%
Other Municipal Security	23.0%
Investment Companies	4.1%
Net Other Assets (Liabilities)	5.0%

Current And Historical 7-Day Yields

	6/30/16	3/31/16	12/31/15	9/30/15	6/30/15
Fidelity® Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2016, the most recent period shown in the table, would have been -0.04%.

Fidelity® Pennsylvania Municipal Money Market Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	$400,000	$400,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.56% 7/7/16, VRDN (b)	1,400,000	1,400,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.7% 7/7/16, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.7% 7/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Colorado - 0.2%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.45% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	1,300,000	1,300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.63% 7/1/16, VRDN (a)(b)	100,000	100,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.47% 7/7/16, LOC Bank of America NA, VRDN (b)	750,000	750,000
Florida - 0.6%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.51% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,350,000	3,350,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 7/7/16, VRDN (b)	1,000,000	1,000,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.52% 7/7/16, VRDN (b)	2,300,000	2,300,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.54% 7/7/16, VRDN (b)	800,000	800,000
		4,100,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	400,000	400,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 7/7/16, VRDN (b)	700,000	700,000
Series 2010 B1, 0.7% 7/7/16, VRDN (b)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 7/7/16, VRDN (a)(b)	400,000	400,000
Nevada - 0.0%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.63% 7/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 D, 0.64% 7/7/16, VRDN (a)(b)	100,000	100,000
Series 2016 E, 0.65% 7/7/16, VRDN (a)(b)	100,000	100,000
		300,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.7% 7/7/16, VRDN (a)(b)	300,000	300,000
Pennsylvania - 47.1%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,965,000	2,965,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	13,975,000	13,975,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	10,000,000	10,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	6,440,000	6,440,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.5% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	3,770,000	3,770,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.54% 7/1/16, LOC Bank of Nova Scotia, VRDN (b)	2,200,000	2,200,000
Series 2008 C, 0.42% 7/1/16, LOC Bank of Nova Scotia, VRDN (a)(b)	9,850,000	9,850,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.59% 7/7/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,415,000	3,415,000
(Snowball Real Estate LP Proj.) 0.6% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,005,000	1,005,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.46% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	15,800,000	15,800,000
Chester County Intermediate Unit Rev. Series 2003, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	1,765,000	1,765,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.46% 7/1/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,045,000	7,045,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.51% 7/1/16, VRDN (b)	6,300,000	6,300,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.43% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Haverford Township School District Series 2009, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (b)	13,360,000	13,360,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	685,000	685,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	1,935,000	1,935,000
Luzerne County Convention Ctr. Series 2012, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,170,000	2,170,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.43% 7/7/16, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.54% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	500,000	500,000
Series 2002 B5, 0.5% 7/7/16, LOC PNC Bank NA, VRDN (a)(b)	3,900,000	3,900,000
Series 2004 B, 0.44% 7/7/16, LOC PNC Bank NA, VRDN (b)	800,000	800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Second Series, 0.4% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	2,015,000	2,015,000
(Point Park College Proj.) 0.45% 7/7/16, LOC PNC Bank NA, VRDN (b)	600,000	600,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	24,220,000	24,220,000
Series 2005 C2, 0.42% 7/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	12,620,000	12,620,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.56% 7/7/16, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,375,000	1,375,000
(The Franklin Institute Proj.) Series 2006, 0.45% 7/7/16, LOC Bank of America NA, VRDN (b)	7,555,000	7,555,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	7,300,000	7,300,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.4% 7/7/16, LOC Wells Fargo Bank NA, VRDN (b)	14,550,000	14,550,000
Eighth Series C, 0.42% 7/7/16, LOC Barclays Bank PLC, VRDN (b)	17,500,000	17,500,000
Philadelphia School District Series 2016 B, 0.41% 7/7/16, LOC Bank of America NA, VRDN (b)	5,700,000	5,700,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.41% 7/7/16, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Ridley School District Series 2009, 0.42% 7/7/16, LOC TD Banknorth, NA, VRDN (b)	8,795,000	8,795,000
Washington County Auth. Rev. 0.4% 7/7/16, VRDN (b)	3,920,000	3,920,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	6,985,000	6,985,000
		265,770,000
Texas - 0.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (b)	2,550,000	2,550,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2009 A, 0.54% 7/1/16, VRDN (b)	600,000	600,000
Series 2010 B, 0.54% 7/1/16, VRDN (b)	1,600,000	1,600,000
		4,950,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.72% 7/7/16, VRDN (a)(b)	400,000	400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.72% 7/7/16, VRDN (a)(b)	400,000	400,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $287,900,000)		287,900,000

Tender Option Bond - 17.6%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.59% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	200,000	200,000
Pennsylvania - 17.6%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,785,000	2,785,000
Series Putters 0047, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,605,000	6,605,000
0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,285,000	6,285,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.44% 7/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	3,750,000	3,750,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,770,000	4,770,000
Series MS 3382, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,000,000	5,000,000
Series Putters 4014, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,000,000	3,000,000
Series ROC II R 14070, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 0.61%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	10,000,000	10,000,000
Participating VRDN:
ROC II R 11721, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (b)(d)	7,500,000	7,500,000
Series MS 3252, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,035,000	5,035,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,750,000	3,750,000
Series Putters 14 XM0005, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	5,000,000	5,000,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,330,000	5,330,000
RBC Muni. Products, Inc. Trust Bonds:
Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,900,000	5,900,000
Series RBC E53, 0.57%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,500,000	6,500,000
Tender Option Bond Trust Receipts Participating VRDN Series 16 XX 1021, 0.46% 7/7/16 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,175,000	4,175,000
		99,225,000
TOTAL TENDER OPTION BOND
(Cost $99,425,000)		99,425,000

Other Municipal Security - 25.7%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	1,500,000	1,500,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 7/25/16, CP mode	200,000	200,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.86% tender 7/7/16, CP mode	700,000	700,000
0.86% tender 7/8/16, CP mode	200,000	200,000
Series 93B, 0.9% tender 7/26/16, CP mode	400,000	400,000
		1,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	100,000	100,000
Series 1990 B, 0.85% tender 7/15/16, CP mode	400,000	400,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	800,000	800,000
Series A1, 0.95% tender 7/26/16, CP mode (a)	700,000	700,000
		2,000,000
Pennsylvania - 24.6%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 5% 10/15/16	1,500,000	1,519,932
Lancaster County Hosp. Auth. Health Ctr. Rev. Bonds:
Series 2007 B, 5% 3/15/17 (Pre-Refunded to 3/15/17 @ 100)	1,025,000	1,056,057
Series 2016, 5% 8/15/16	4,725,000	4,751,513
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
4% 1/1/17	1,020,000	1,037,557
5% 7/1/16	18,615,000	18,615,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2014 A, 4% 2/1/17	1,430,000	1,458,457
Pennsylvania Gen. Oblig. Bonds:
Series 2004, 5.375% 7/1/16	17,500,000	17,500,000
Series 2006:
5% 10/1/16	1,000,000	1,011,315
5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	5,000,000	5,056,955
Series 2007 A:
5% 8/1/16	5,525,000	5,546,313
5% 11/1/16	1,000,000	1,014,861
Series 2009, 5% 3/15/17	1,235,000	1,272,270
Series 2010 A, 5% 5/1/17	2,990,000	3,095,221
Series 2010, 5% 2/15/17	5,240,000	5,382,086
Series 2011, 5% 11/15/16	7,120,000	7,238,922
Series 2013, 5% 4/1/17	1,000,000	1,032,417
Series 2015, 5% 8/15/16	2,270,000	2,282,955
Series 2016, 5% 2/1/17	5,900,000	6,048,232
5% 8/15/16	8,225,000	8,271,568
5% 10/15/16	8,650,000	8,765,286
5% 6/1/17	6,000,000	6,234,949
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2015 A, 4% 10/1/16	3,085,000	3,112,116
Series 2015, 3% 8/15/16	4,525,000	4,539,639
Philadelphia Arpt. Rev. Series B3, 0.6% 8/10/16, LOC Wells Fargo Bank NA, CP (a)	6,300,000	6,300,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2015, 2% 8/2/16	5,700,000	5,707,494
Bonds:
Series 2007 B, 0.54% tender 9/1/16, CP mode	5,900,000	5,900,000
Series 2014 B2, 0.5% tender 8/16/16, CP mode	5,000,000	5,000,000
		138,751,115
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9% tender 7/26/16, CP mode (a)	500,000	500,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co. Proj.) 0.85% tender 7/26/16, CP mode	100,000	100,000
		600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	300,000	300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $144,651,115)		144,651,115
	Shares	Value

Investment Company - 5.4%
Fidelity Municipal Cash Central Fund, 0.44% (g)(h)
(Cost $30,545,801)	30,545,800	30,545,801
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $562,521,916)		562,521,916
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,592,680
NET ASSETS - 100%		$564,114,596

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,400,000 or 4.0% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.9% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.59%, tender 9/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16	$5,900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.61%, tender 8/11/16 (Liquidity Facility Wells Fargo Bank NA)	5/30/13 - 11/12/15	$10,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E53, 0.57%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada)	3/31/16	$6,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$47,431
Total	$47,431

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $531,976,116)	$531,976,116
Fidelity Central Funds (cost $30,545,800)	30,545,800
Total Investments (cost $562,521,916)		$562,521,916
Receivable for investments sold
Regular delivery		5,117,189
Delayed delivery		300,000
Receivable for fund shares sold		3,165,275
Interest receivable		2,128,827
Distributions receivable from Fidelity Central Funds		13,136
Other receivables		1,302
Total assets		573,247,645
Liabilities
Payable to custodian bank	$4,965,416
Payable for investments purchased	100,049
Payable for fund shares redeemed	3,860,361
Distributions payable	287
Accrued management fee	206,708
Other affiliated payables	228
Total liabilities		9,133,049
Net Assets		$564,114,596
Net Assets consist of:
Paid in capital		$564,109,425
Undistributed net investment income		14
Accumulated undistributed net realized gain (loss) on investments		5,157
Net Assets, for 563,870,972 shares outstanding		$564,114,596
Net Asset Value, offering price and redemption price per share ($564,114,596 ÷ 563,870,972 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$777,791
Income from Fidelity Central Funds		47,431
Total income		825,222
Expenses
Management fee	$1,608,993
Independent trustees' fees and expenses	1,522
Total expenses before reductions	1,610,515
Expense reductions	(817,411)	793,104
Net investment income (loss)		32,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,902
Total net realized gain (loss)		1,902
Net increase in net assets resulting from operations		$34,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,118	$71,521
Net realized gain (loss)	1,902	49,955
Net increase in net assets resulting from operations	34,020	121,476
Distributions to shareholders from net investment income	(32,104)	(71,539)
Distributions to shareholders from net realized gain	–	(27,761)
Total distributions	(32,104)	(99,300)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	495,028,239	1,599,662,197
Reinvestment of distributions	29,670	93,316
Cost of shares redeemed	(662,645,743)	(1,628,544,631)
Net increase (decrease) in net assets and shares resulting from share transactions	(167,587,834)	(28,789,118)
Total increase (decrease) in net assets	(167,585,918)	(28,766,942)
Net Assets
Beginning of period	731,700,514	760,467,456
End of period	$564,114,596	$731,700,514
Other Information
Undistributed net investment income end of period	$14	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–A	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25%F	.06%	.07%	.11%	.18%	.22%
Expenses net of all reductions	.25%F	.06%	.07%	.11%	.18%	.22%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$564,115	$731,701	$760,467	$789,696	$788,486	$686,162

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund and (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$438,729,099	$38,513,441	$(11,075)	$38,502,366
Fidelity Pennsylvania Municipal Money Market Fund	$562,521,916	$–	$–	$–

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $48,312,086 and $21,415,573, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser)and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$423

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $814,729.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,904

In addition, through an arrangement with the Money Market Fund's custodian, $2,682 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$950

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,043.20	$2.49
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.25%
Actual		$1,000.00	$1,000.05	$1.24
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Pennsylvania Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	990,112,248.51	94.973
Withheld	52,412,467.62	5.027
TOTAL	1,042,524,716.13	100.000
John Engler
Affirmative	979,840,026.26	93.988
Withheld	62,684,689.87	6.012
TOTAL	1,042,524,716.13	100.000
Albert R. Gamper, Jr.
Affirmative	988,200,285.84	94.790
Withheld	54,324,430.29	5.210
TOTAL	1,042,524,716.13	100.000
Robert F. Gartland
Affirmative	990,287,516.81	94.990
Withheld	52,237,199.32	5.010
TOTAL	1,042,524,716.13	100.000
Abigail P. Johnson
Affirmative	986,818,518.63	94.657
Withheld	55,706,197.50	5.343
TOTAL	1,042,524,716.13	100.000
Arthur E. Johnson
Affirmative	988,490,870.48	94.818
Withheld	54,033,845.65	5.182
TOTAL	1,042,524,716.13	100.000
Michael E. Kenneally
Affirmative	990,615,595.60	95.021
Withheld	51,909,120.53	4.979
TOTAL	1,042,524,716.13	100.000
James H. Keyes
Affirmative	989,121,754.10	94.878
Withheld	53,402,962.03	5.122
TOTAL	1,042,524,716.13	100.000
Marie L. Knowles
Affirmative	987,633,370.10	94.735
Withheld	54,891,346.03	5.265
TOTAL	1,042,524,716.13	100.000
Geoffrey A. von Kuhn
Affirmative	987,164,185.38	94.690
Withheld	55,360,530.75	5.310
TOTAL	1,042,524,716.13	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PFR-SANN-0816
1.705577.118

Fidelity® Minnesota Municipal Income Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	33.2
Health Care	22.2	23.7
Electric Utilities	16.5	16.9
Education	9.0	8.1
Transportation	7.5	7.9

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	5.1%
AA,A	84.0%
BBB	7.0%
BB and Below	0.2%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	0.7%

As of December 31, 2015
AAA	3.6%
AA,A	84.9%
BBB	8.1%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,500,000	1,511,520
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$800,000	$832,936
6.25% 10/1/34 (a)	850,000	1,049,385
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,303,830

TOTAL GUAM		4,697,671

Minnesota - 98.2%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	982,317
5% 2/1/24	1,110,000	1,378,032
5% 2/1/25	1,015,000	1,252,764
5% 2/1/26	1,220,000	1,491,230
5% 2/1/27	1,285,000	1,553,514
5% 2/1/28	1,345,000	1,620,819
5% 2/1/29	1,415,000	1,693,118
5% 2/1/34	1,800,000	2,118,060
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,365,000	4,378,401
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	538,414
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	2,095,486
5% 10/1/29	785,000	975,943
5% 10/1/26	1,000,000	1,268,230
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,538,141
5% 2/1/22	4,975,000	6,026,317
Series 2013 A, 4% 2/1/19	4,550,000	4,932,883
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,789,354
5% 2/1/31	3,600,000	4,583,088
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	769,163
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,810,437
5% 2/1/31	1,245,000	1,546,651
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	950,297
5% 11/1/25	250,000	308,723
5% 11/1/26	500,000	615,285
5% 11/1/27	400,000	488,112
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	2,141,898
5% 2/1/30	1,235,000	1,578,466
5% 2/1/31	1,495,000	1,895,750
5% 2/1/32	2,130,000	2,690,339
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/17	1,495,000	1,520,535
4% 3/1/18	1,235,000	1,285,203
5% 3/1/30	2,535,000	2,650,064
Hennepin County Gen. Oblig. Series 2016 A, 5% 12/1/40 (b)	7,200,000	9,169,560
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,061,870
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,203,600
5% 2/1/29	1,000,000	1,199,480
5% 2/1/30	1,245,000	1,482,285
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,795,609
Maple Grove Health Care Facilities Series 2015:
4% 9/1/35	1,250,000	1,325,700
5% 9/1/28	695,000	834,452
5% 9/1/30	1,500,000	1,782,090
5% 9/1/31	1,300,000	1,535,222
5% 9/1/32	1,000,000	1,173,860
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5.25% 5/1/24	1,500,000	1,550,370
5.25% 5/1/25	2,000,000	2,065,820
5.25% 5/1/28	3,720,000	3,835,580
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,451,710
Series 2010 A, 5.25% 8/15/25	1,000,000	1,167,120
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	568,395
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/21	5,000,000	5,108,600
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,044,740
Series 2010 D, 5% 1/1/17 (a)	4,155,000	4,243,792
Series 2012 B:
5% 1/1/26	1,250,000	1,491,938
5% 1/1/27	1,500,000	1,785,945
Series 2014 A:
5% 1/1/26	3,015,000	3,745,112
5% 1/1/28	4,000,000	4,943,200
5% 1/1/29	2,150,000	2,639,964
5% 1/1/30	2,000,000	2,440,100
5% 1/1/31	6,020,000	7,302,501
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	2,891,326
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,053,524
5% 11/15/28	1,000,000	1,234,670
5% 11/15/29	1,000,000	1,228,030
5% 11/15/30	1,000,000	1,222,370
5% 11/15/31	3,665,000	4,462,797
5% 11/15/32	2,200,000	2,664,508
6.5% 11/15/38	2,960,000	3,325,886
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	612,716
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,492,438
5% 6/1/21	2,000,000	2,244,220
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,026,567
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,221,938
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,895,438
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,878,475
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21 (Pre-Refunded to 6/1/18 @ 100)	3,300,000	3,570,996
Series 2010 A, 5% 8/1/27	5,000,000	5,797,750
Series 2010 D:
5% 8/1/21	1,000,000	1,163,460
5% 8/1/22	5,000,000	5,815,150
5% 8/1/23	10,000,000	11,608,500
Series 2011 B:
5% 10/1/24	2,500,000	2,983,475
5% 10/1/30	3,000,000	3,551,700
Series 2013 A, 5% 8/1/25	3,780,000	4,797,652
Series 2013 D, 5% 10/1/23	1,100,000	1,390,598
Series 2015 A, 5% 8/1/33	1,900,000	2,426,737
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	2,545,000	2,664,742
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	57,558
5% 8/1/24	4,780,000	5,871,561
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	269,951
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	801,431
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,114,060
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,520,540
5% 10/1/23	1,000,000	1,119,900
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,631,998
5% 10/1/19	1,000,000	1,104,790
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,825,643
Series Six-X, 5.25% 4/1/39 (Pre-Refunded to 4/1/17 @ 100)	1,500,000	1,551,705
Series 2015 8J, 5% 3/1/24	1,000,000	1,256,250
Series 8 L:
5% 4/1/28	920,000	1,162,116
5% 4/1/29	1,000,000	1,258,130
5% 4/1/35	500,000	612,740
Series Eight J, 5% 3/1/26	1,015,000	1,273,226
Series G8, 5% 12/1/31	1,000,000	1,241,440
Series Seven-Q:
5% 10/1/17	495,000	519,196
5% 10/1/18	400,000	433,060
5% 10/1/19	780,000	870,098
5% 10/1/20	1,140,000	1,297,103
5% 3/1/21	940,000	966,207
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,375,000	1,414,435
5% 3/1/22	1,030,000	1,058,644
5% 3/1/22 (Pre-Refunded to 3/1/17 @ 100)	1,505,000	1,548,163
5% 3/1/27	500,000	622,670
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,221,690
5% 8/1/30	1,000,000	1,215,040
5% 8/1/31	1,000,000	1,213,390
5% 8/1/32	1,000,000	1,210,910
5% 8/1/33	1,000,000	1,208,440
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,053,980
Series 2014 A:
5% 10/1/25	200,000	250,170
5% 10/1/26	830,000	1,031,009
Series 2014:
5% 10/1/26	630,000	782,573
5% 10/1/27	750,000	925,178
5% 10/1/30	1,000,000	1,222,480
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	6,457,900
5% 3/1/30	5,150,000	6,619,913
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/18	1,490,000	1,598,889
4% 10/1/19	1,550,000	1,710,224
4% 10/1/20	1,580,000	1,741,192
Series 2011 A, 5% 10/1/30	1,495,000	1,757,522
Series 2013 A:
4% 10/1/18	2,210,000	2,371,507
4% 10/1/19	2,300,000	2,537,751
4% 10/1/20	2,385,000	2,683,125
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,459,735
5% 3/1/28	4,275,000	5,139,491
5% 3/1/29	2,250,000	2,699,550
5% 6/1/27	5,000,000	6,206,350
5% 6/1/38	5,000,000	5,987,500
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,315,876
5% 1/1/20	2,100,000	2,387,070
Series 2013 A:
5% 1/1/23	850,000	1,036,150
5% 1/1/24	650,000	793,254
5% 1/1/25	975,000	1,183,143
5% 1/1/31	1,740,000	2,036,426
Series 2016:
5% 1/1/28	500,000	630,500
5% 1/1/29	620,000	776,947
5% 1/1/30	520,000	648,586
5% 1/1/31	350,000	435,526
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,375,952
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,013,770
5.5% 11/1/16	1,025,000	1,035,988
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,758,668
5% 2/1/20	1,635,000	1,876,163
5% 2/1/21	1,350,000	1,595,903
Rochester Elec. Util. Rev.:
Series 2007 C:
5% 12/1/30	705,000	716,992
5% 12/1/30 (Pre-Refunded to 12/1/16 @ 100)	1,295,000	1,318,142
Series 2013 B:
5% 12/1/26	570,000	702,542
5% 12/1/27	275,000	336,798
5% 12/1/28	275,000	335,943
5% 12/1/43	1,000,000	1,184,300
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,563,400
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	675,448
5% 7/1/18	685,000	736,217
5% 7/1/21	790,000	917,822
5% 7/1/22	350,000	411,768
5% 7/1/24	300,000	360,573
5% 7/1/27	245,000	288,331
5% 7/1/28	225,000	263,367
5% 7/1/33	1,225,000	1,412,548
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (c)	2,475,000	2,657,828
Series B, 4%, tender 11/15/18 (c)	3,000,000	3,221,610
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,100,000	1,282,853
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,355,522
Series 2016 A:
5% 5/1/29	1,000,000	1,256,080
5% 5/1/30	1,000,000	1,250,040
5% 5/1/31	1,000,000	1,243,040
5% 5/1/46	5,000,000	6,118,850
5.125% 5/1/30	310,000	354,662
5.125% 5/1/30 (Pre-Refunded to 5/1/20 @ 100)	4,695,000	5,441,881
Saint Paul Hsg. & Redev. Auth. Hosp. Rev.:
(Healtheast Care Sys. Proj.) Series 2015 A, 5% 11/15/27	2,515,000	3,100,417
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/29	1,750,000	2,140,793
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/30	1,585,000	1,931,497
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,538,430
Saint Paul Port Auth. Lease Rev.:
(Regions Hosp. Package Proj.) Series 2007-1, 5% 8/1/16	500,000	501,620
Series 2013, 5% 12/1/21	4,900,000	5,857,019
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,247,950
5% 11/1/28	1,000,000	1,231,430
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27 (b)	1,825,000	2,292,255
Series 2016 B, 5% 2/1/26 (b)	1,500,000	1,898,955
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,297,403
5% 9/1/24	1,000,000	1,230,540
5% 9/1/25	1,345,000	1,644,854
5% 9/1/26	575,000	697,412
5% 9/1/28	1,000,000	1,196,360
5% 9/1/34	1,040,000	1,213,961
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,177,240
Series 2013 A, 5% 2/1/19	2,940,000	3,258,167
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,060,898
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,835,424
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,640,275
Series 2009 A:
5.25% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	2,000,000	2,223,880
5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	559,045
Series 2015 A:
5% 1/1/28	1,000,000	1,268,920
5% 1/1/34	1,695,000	2,091,172
5% 1/1/36	1,000,000	1,226,060
5% 1/1/41	1,000,000	1,218,460
0% 1/1/18 (AMBAC Insured)	125,000	123,471
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	535,000	560,627
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A, 5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,222,724
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,415,740
(HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/17 (Pre-Refunded to 11/15/16 @ 100)	590,000	600,101
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,827,034
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,307,240
Series 2015 A:
5% 7/1/29	5,000,000	6,135,850
5% 7/1/30	5,000,000	6,117,600
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	222,744
5.125% 4/1/34	1,000,000	1,108,750
5.25% 4/1/29	1,000,000	1,119,030
Series 2009 C, 5% 12/1/21	1,000,000	1,121,190
Series 2011 D:
5% 12/1/23	1,180,000	1,414,560
5% 12/1/26	1,020,000	1,220,991
5% 12/1/36	2,085,000	2,456,401
Series 2016:
5% 4/1/37	2,125,000	2,688,529
5% 4/1/41	3,000,000	3,771,390
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,282,683
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,484,251
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,571
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	4,050,675
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	6,098,450
5% 1/1/27	2,150,000	2,614,916
5% 1/1/30	1,000,000	1,205,940
Series 2014 A:
5% 1/1/31	1,750,000	2,161,250
5% 1/1/35	1,595,000	1,947,224
5% 1/1/40	1,500,000	1,812,585
5% 1/1/46	11,270,000	13,514,533
Series 2015 A, 5% 1/1/31	1,820,000	2,300,407

TOTAL MINNESOTA		536,584,809

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,090,730
TOTAL MUNICIPAL BONDS
(Cost $506,836,807)		542,373,210
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $506,836,807)		542,373,210
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,766,965
NET ASSETS - 100%		$546,140,175

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.3%
Health Care	22.2%
Electric Utilities	16.5%
Education	9.0%
Transportation	7.5%
Others* (Individually Less Than 5%)	9.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $506,836,807)		$542,373,210
Cash		12,402,207
Receivable for fund shares sold		162,002
Interest receivable		6,942,835
Other receivables		1,020
Total assets		561,881,274
Liabilities
Payable for investments purchased
Regular delivery	$1,524,330
Delayed delivery	13,230,450
Payable for fund shares redeemed	434,336
Distributions payable	313,673
Accrued management fee	161,947
Other affiliated payables	50,655
Other payables and accrued expenses	25,708
Total liabilities		15,741,099
Net Assets		$546,140,175
Net Assets consist of:
Paid in capital		$508,812,733
Undistributed net investment income		114,336
Accumulated undistributed net realized gain (loss) on investments		1,676,703
Net unrealized appreciation (depreciation) on investments		35,536,403
Net Assets, for 45,313,247 shares outstanding		$546,140,175
Net Asset Value, offering price and redemption price per share ($546,140,175 ÷ 45,313,247 shares)		$12.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$8,048,875
Expenses
Management fee	$944,262
Transfer agent fees	230,375
Accounting fees and expenses	66,573
Custodian fees and expenses	2,140
Independent trustees' fees and expenses	1,191
Registration fees	27,452
Audit	26,855
Legal	302
Miscellaneous	970
Total expenses before reductions	1,300,120
Expense reductions	(3,174)	1,296,946
Net investment income (loss)		6,751,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,751,493
Total net realized gain (loss)		1,751,493
Change in net unrealized appreciation (depreciation) on investment securities		11,925,251
Net gain (loss)		13,676,744
Net increase (decrease) in net assets resulting from operations		$20,428,673

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,751,929	$13,712,614
Net realized gain (loss)	1,751,493	2,126,037
Change in net unrealized appreciation (depreciation)	11,925,251	(1,178,690)
Net increase (decrease) in net assets resulting from operations	20,428,673	14,659,961
Distributions to shareholders from net investment income	(6,751,223)	(13,710,535)
Distributions to shareholders from net realized gain	(86,811)	(2,144,688)
Total distributions	(6,838,034)	(15,855,223)
Share transactions
Proceeds from sales of shares	43,339,507	51,680,463
Reinvestment of distributions	4,868,160	11,302,436
Cost of shares redeemed	(21,653,755)	(62,113,437)
Net increase (decrease) in net assets resulting from share transactions	26,553,912	869,462
Redemption fees	3,872	3,516
Total increase (decrease) in net assets	40,148,423	(322,284)
Net Assets
Beginning of period	505,991,752	506,314,036
End of period	$546,140,175	$505,991,752
Other Information
Undistributed net investment income end of period	$114,336	$113,630
Shares
Sold	3,649,599	4,399,563
Issued in reinvestment of distributions	409,479	962,635
Redeemed	(1,825,423)	(5,296,254)
Net increase (decrease)	2,233,655	65,944

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.77	$11.39	$11.99	$11.80	$11.25
Income from Investment Operations
Net investment income (loss)A	.153	.317	.329	.333	.371	.403
Net realized and unrealized gain (loss)	.302	.030	.443	(.559)	.204	.601
Total from investment operations	.455	.347	.772	(.226)	.575	1.004
Distributions from net investment income	(.153)	(.317)	(.329)	(.333)	(.370)	(.403)
Distributions from net realized gain	(.002)	(.050)	(.063)	(.041)	(.015)	(.051)
Total distributions	(.155)	(.367)	(.392)	(.374)	(.385)	(.454)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.05	$11.75	$11.77	$11.39	$11.99	$11.80
Total ReturnC,D	3.90%	3.00%	6.85%	(1.91)%	4.91%	9.09%
Ratios to Average Net AssetsE
Expenses before reductions	.50%F	.50%	.49%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.50%F	.49%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.50%F	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.59%F	2.71%	2.82%	2.85%	3.09%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$546,140	$505,992	$506,314	$481,013	$558,353	$519,092
Portfolio turnover rate	12%F	13%	15%	14%	15%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$35,544,097
Gross unrealized depreciation	(1,397)
Net unrealized appreciation (depreciation) on securities	$35,542,700
Tax cost	$506,830,510

At the prior fiscal period end, the Fund was required to defer approximately $8,158 of losses on futures contracts.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,982,018 and $31,299,061, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,140.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,034.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.50%	$1,000.00	$1,039.00	$2.53
Hypothetical-C		$1,000.00	$1,022.38	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Ohio Municipal Income Fund and Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.2	35.1
Health Care	21.3	19.4
Education	21.0	19.8
Escrowed/Pre-Refunded	7.4	2.6
Water & Sewer	5.5	4.8

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	8.0%
AA,A	89.0%
BBB	2.3%
BB and Below	0.8%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
AAA	9.1%
AA,A	84.5%
BBB	3.2%
BB and Below	0.3%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount	Value
Guam - 0.7%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,600,000	1,612,288
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$1,017,830
6.25% 10/1/34 (a)	900,000	1,111,113
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,201,800

TOTAL GUAM		4,943,031

Ohio - 99.0%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,196,190
Series 2012, 5% 11/15/23	3,245,000	3,863,562
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,822,250
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	8,285,406
Series 2012:
5% 2/15/25	4,000,000	4,757,400
5.25% 2/15/28	8,040,000	9,679,838
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,868,387
5% 2/15/42	3,000,000	3,543,960
5% 2/15/38	240,000	253,651
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,880,715
5% 12/1/29	1,500,000	1,874,055
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,212,980
5% 6/1/44	6,080,000	7,363,549
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,240,000	3,362,148
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,072,618
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,561,091
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,077,585
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,966,400
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29 (Pre-Refunded to 6/1/19 @ 100)	500,000	553,890
5% 12/1/20 (Pre-Refunded to 6/1/19 @ 100)	1,240,000	1,391,416
Series 2012 F:
5% 12/1/20	3,045,000	3,562,589
5% 12/1/21	2,765,000	3,313,023
Series 2015, 5.25% 12/1/29	4,285,000	5,520,408
Cincinnati Wtr. Sys. Rev.:
Series 2015 A:
5% 12/1/40	3,260,000	4,047,094
5% 12/1/45	1,665,000	2,059,006
Series A, 5% 12/1/36	1,700,000	2,009,587
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (Pre-Refunded to 1/1/17 @ 100)	3,500,000	3,576,020
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,701,592
Series 2012, 5% 12/1/25	2,350,000	2,856,707
Series 2015:
5% 12/1/26	1,500,000	1,906,035
5% 12/1/27	2,000,000	2,525,620
5% 12/1/29	1,250,000	1,567,525
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,295,789
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,379,656
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,492,438
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,377,192
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,410,760
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,536,785
5% 12/1/26	4,060,000	4,965,989
Series 2015 A:
5% 12/1/24	3,725,000	4,596,091
5% 12/1/27	1,750,000	2,124,605
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,453,502
5% 11/15/35	1,245,000	1,516,012
5% 11/15/36	450,000	546,273
5% 11/15/45	2,000,000	2,394,560
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,198,962
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,274,048
5% 6/1/25	2,500,000	2,959,550
5% 6/1/26	3,075,000	3,638,494
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,408,969
Series 2015 Y:
4% 1/1/28	650,000	737,549
4% 1/1/29	1,040,000	1,171,612
4% 1/1/30	1,000,000	1,118,480
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,088,010
Columbus City School District:
(School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,137,810
5% 12/1/30 (b)	5,000,000	6,322,850
5% 12/1/31 (b)	5,000,000	6,297,700
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	11,397,500
Series 2014 A, 4% 2/15/28	5,000,000	5,771,100
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,173,750
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25 (Pre-Refunded to 2/1/20 @ 100)	1,140,000	1,308,150
5% 8/1/27 (Pre-Refunded to 2/1/20 @ 100)	1,200,000	1,377,000
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,748,534
5% 12/1/25	765,000	897,192
Dayton Gen. Oblig.:
4% 12/1/22	750,000	844,253
4% 12/1/25	1,540,000	1,731,422
Dayton School District Series 2013, 5% 11/1/22	5,775,000	7,028,060
Dublin Gen. Oblig.:
4% 12/1/27	500,000	595,230
4% 12/1/28	395,000	468,355
5% 12/1/26	500,000	651,400
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,656,650
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,421,025
4% 12/1/23	1,395,000	1,628,467
4% 12/1/24	1,490,000	1,734,375
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,958,650
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,586,263
5% 12/1/26	3,045,000	3,847,723
5% 12/1/32	5,920,000	7,292,434
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,627,350
Series A, 5% 11/1/16	265,000	268,827
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,200,964
5% 12/1/27	1,165,000	1,481,507
5% 12/1/30	1,130,000	1,420,342
5% 12/1/31	600,000	751,242
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	791,195
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	409,761
5% 12/1/24	1,185,000	1,419,867
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	741,186
5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	1,170,000	1,416,905
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,613,025
5% 12/1/26	1,500,000	1,880,715
5% 12/1/28	1,550,000	1,925,596
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,222,390
5% 12/1/27	3,825,000	4,651,965
Hamilton County Health Care Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,588,240
5.25% 6/1/27	3,000,000	3,529,290
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	6,284,150
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,677,008
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,738,775
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,748,010
6.25% 12/1/34	4,100,000	4,982,525
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36 (Pre-Refunded to 12/1/19 @ 100)	1,500,000	1,712,145
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	370,771
5% 5/1/28	415,000	458,338
5% 5/1/28 (Pre-Refunded to 5/1/19 @ 100)	4,585,000	5,130,294
5% 5/1/29	85,000	93,802
5% 5/1/29 (Pre-Refunded to 5/1/19 @ 100)	915,000	1,023,821
5% 5/1/30	95,000	104,754
5% 5/1/30 (Pre-Refunded to 5/1/19 @ 100)	1,020,000	1,141,309
Series 2012 A:
5% 5/1/24	1,385,000	1,658,413
5% 5/1/25	1,500,000	1,795,185
5% 5/1/26	1,600,000	1,912,896
Series 2016:
5% 5/1/29	2,000,000	2,552,940
5% 5/1/30	1,000,000	1,271,340
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,266,502
5% 8/15/17	1,000,000	1,046,470
Series 2015, 5% 8/15/45	7,000,000	8,090,250
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,643,876
5% 12/1/27	3,215,000	4,002,546
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,416,520
5% 10/1/49	3,000,000	3,424,890
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,180,699
Series 2011 A, 6.5% 11/15/37	2,800,000	3,506,692
Series 2011 D:
5% 11/15/22	1,000,000	1,191,470
5% 11/15/25	5,000,000	5,945,900
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,953,660
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,464,129
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	585,715
5% 12/1/28	500,000	638,320
5% 12/1/29	300,000	381,504
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,395,040
Series 2012 A, 5% 8/1/47	10,725,000	12,161,394
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	542,175
5% 12/1/28	1,400,000	1,768,298
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,794,200
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,176,780
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	829,075
5% 12/1/27	220,000	272,714
5% 12/1/28	365,000	451,304
5% 12/1/29	500,000	616,655
5% 12/1/30	750,000	923,220
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,734,907
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,685,550
Northwest Local School District Series 2015, 5% 12/1/45	2,880,000	3,460,723
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (a)(c)	2,000,000	2,046,940
Series 2009 C, 5.625% 6/1/18	2,600,000	2,750,982
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,015,576
Series 2010 A, 5% 10/1/24	6,030,000	6,995,222
Ohio Gen. Oblig.:
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,449,458
Series 2011, 5.25% 9/1/23 (Pre-Refunded to 9/1/20 @ 100)	2,000,000	2,356,500
Series 2012 A:
5% 2/1/26	1,000,000	1,188,510
5% 2/1/27	5,000,000	5,934,450
Series 2012 B, 5% 3/15/25 (Pre-Refunded to 9/15/21 @ 100)	7,500,000	9,013,950
Series 2014 C, 4% 3/1/25	7,650,000	8,846,001
Series 2015 C, 5% 11/1/28	5,955,000	7,597,210
Series Q, 5% 4/1/25	1,845,000	2,205,956
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	370,000	398,497
5.375% 9/1/28 (Pre-Refunded to 3/1/18 @ 100)	4,560,000	4,915,178
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	1,930,000	2,154,247
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,746,082
5.5% 1/1/43	3,500,000	3,750,635
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,817,362
5% 11/1/29	1,250,000	1,544,963
5% 11/1/30	2,285,000	2,815,897
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,996,000
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,126,998
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,840,075
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,508,900
Series 2013:
5% 12/1/23	540,000	650,576
5% 12/1/24	585,000	704,790
5% 12/1/25	1,000,000	1,208,820
5% 12/1/26	1,195,000	1,445,353
5% 12/1/27	2,300,000	2,775,617
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,222,420
5% 5/1/28	1,000,000	1,209,940
5% 5/1/29	855,000	1,030,720
5% 5/1/31	1,005,000	1,206,241
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,822,990
Series 2011 A, 5% 1/1/32	3,500,000	4,036,130
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,953,700
5% 1/15/41	5,000,000	6,030,100
5% 1/15/46	5,000,000	6,002,000
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,205,040
Series 2010 D, 5% 12/1/31	1,365,000	1,901,104
Series 2012 A:
4% 6/1/27	1,270,000	1,524,572
5% 6/1/24	1,690,000	2,153,787
Series 2013 A:
5% 6/1/28	2,000,000	2,451,480
5% 6/1/38	3,500,000	4,206,265
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,045,700
Series 2010 A, 5% 2/15/31	5,475,000	6,186,750
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,219,720
5% 12/1/24	5,075,000	6,186,628
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,274,573
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,299,598
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,518,269
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	135,000	138,011
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	2,000,000	2,282,860
5% 6/1/30 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,141,430
Olentangy Local School District:
5% 12/1/17 (b)	1,955,000	2,044,617
5% 12/1/30 (b)	1,500,000	1,893,615
5% 12/1/32 (b)	1,275,000	1,597,295
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	2,063,920
0% 12/1/41	4,000,000	1,954,080
5% 12/1/39	2,750,000	3,377,990
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.) 0% 12/1/17	1,250,000	1,230,225
4% 12/1/30	4,625,000	5,266,626
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,889,172
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	6,263,406
5% 2/15/30	2,145,000	2,645,836
5% 2/15/32	1,625,000	1,988,708
5% 2/15/33	1,460,000	1,779,769
5% 2/15/34	1,000,000	1,214,240
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,404,000
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,249,681
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	536,144
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27 (Pre-Refunded to 12/1/19 @ 100)	1,680,000	1,920,643
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,898,366
Univ. of Akron Gen. Receipts:
Series 2015 A, 5% 1/1/31	4,000,000	4,859,240
Series 2016 A:
5% 1/1/23	460,000	560,423
5% 1/1/24	955,000	1,183,216
5% 1/1/25	1,025,000	1,285,719
5% 1/1/33	2,535,000	3,127,303
5% 1/1/37	6,000,000	7,306,440
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,080,340
5% 6/1/23 (FSA Insured)	2,000,000	2,159,080
5% 6/1/24 (FSA Insured)	2,000,000	2,158,300
Series 2010 F, 5% 6/1/32	2,000,000	2,312,840
Series 2012 A:
5% 6/1/22	2,000,000	2,431,820
5% 6/1/23	2,000,000	2,419,140
Series 2012 C:
4% 6/1/28	2,000,000	2,252,040
5% 6/1/24	1,230,000	1,514,659
Series 2013 A:
5% 6/1/33	4,085,000	4,944,647
5% 6/1/34	5,130,000	6,191,038
Series 2016 A:
5% 6/1/32	745,000	941,047
5% 6/1/33	800,000	1,006,440
5% 6/1/34	585,000	732,987
Series 2016 C:
5% 6/1/41	2,585,000	3,194,750
5% 6/1/46	5,500,000	6,769,950
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,855,640
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,900,610
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,092,999

TOTAL OHIO		705,491,311

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,115,210
Series 2009 A, 6.75% 10/1/37	1,000,000	1,141,830
Series 2009 B, 5% 10/1/25	1,000,000	1,090,730

TOTAL VIRGIN ISLANDS		3,347,770

TOTAL MUNICIPAL BONDS
(Cost $653,609,529)		713,782,112
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $653,609,529)		713,782,112
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,562,092)
NET ASSETS - 100%		$712,220,020

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.2%
Health Care	21.3%
Education	21.0%
Escrowed/Pre-Refunded	7.4%
Water & Sewer	5.5%
Electric Utilities	5.4%
Special Tax	5.1%
Others* (Individually Less Than 5%)	2.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $653,609,529)		$713,782,112
Cash		10,787,612
Receivable for fund shares sold		182,994
Interest receivable		5,796,223
Other receivables		1,230
Total assets		730,550,171
Liabilities
Payable for investments purchased on a delayed delivery basis	$17,199,066
Payable for fund shares redeemed	214,307
Distributions payable	618,555
Accrued management fee	210,809
Other affiliated payables	61,499
Other payables and accrued expenses	25,915
Total liabilities		18,330,151
Net Assets		$712,220,020
Net Assets consist of:
Paid in capital		$651,157,990
Undistributed net investment income		104,892
Accumulated undistributed net realized gain (loss) on investments		784,555
Net unrealized appreciation (depreciation) on investments		60,172,583
Net Assets, for 55,920,533 shares outstanding		$712,220,020
Net Asset Value, offering price and redemption price per share ($712,220,020 ÷ 55,920,533 shares)		$12.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$10,897,482
Expenses
Management fee	$1,212,771
Transfer agent fees	278,764
Accounting fees and expenses	78,182
Custodian fees and expenses	2,408
Independent trustees' fees and expenses	1,528
Registration fees	19,955
Audit	26,855
Legal	370
Miscellaneous	462
Total expenses before reductions	1,621,295
Expense reductions	(3,693)	1,617,602
Net investment income (loss)		9,279,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		970,369
Total net realized gain (loss)		970,369
Change in net unrealized appreciation (depreciation) on investment securities		23,805,894
Net gain (loss)		24,776,263
Net increase (decrease) in net assets resulting from operations		$34,056,143

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,279,880	$18,071,800
Net realized gain (loss)	970,369	6,373,031
Change in net unrealized appreciation (depreciation)	23,805,894	555,975
Net increase (decrease) in net assets resulting from operations	34,056,143	25,000,806
Distributions to shareholders from net investment income	(9,277,693)	(18,067,795)
Distributions to shareholders from net realized gain	(421,060)	(5,977,113)
Total distributions	(9,698,753)	(24,044,908)
Share transactions
Proceeds from sales of shares	79,536,931	88,241,729
Reinvestment of distributions	5,839,102	14,230,292
Cost of shares redeemed	(33,775,877)	(65,862,421)
Net increase (decrease) in net assets resulting from share transactions	51,600,156	36,609,600
Redemption fees	1,723	1,406
Total increase (decrease) in net assets	75,959,269	37,566,904
Net Assets
Beginning of period	636,260,751	598,693,847
End of period	$712,220,020	$636,260,751
Other Information
Undistributed net investment income end of period	$104,892	$102,705
Shares
Sold	6,370,354	7,188,823
Issued in reinvestment of distributions	467,106	1,158,778
Redeemed	(2,704,153)	(5,384,173)
Net increase (decrease)	4,133,307	2,963,428

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.26	$11.48	$12.39	$12.01	$11.38
Income from Investment Operations
Net investment income (loss)A	.172	.363	.384	.392	.421	.443
Net realized and unrealized gain (loss)	.458	.147	.780	(.779)	.426	.630
Total from investment operations	.630	.510	1.164	(.387)	.847	1.073
Distributions from net investment income	(.172)	(.363)	(.384)	(.392)	(.420)	(.443)
Distributions from net realized gain	(.008)	(.117)	–	(.131)	(.047)	–
Total distributions	(.180)	(.480)	(.384)	(.523)	(.467)	(.443)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.74	$12.29	$12.26	$11.48	$12.39	$12.01
Total ReturnC,D	5.17%	4.24%	10.26%	(3.16)%	7.14%	9.62%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	2.78%F	2.97%	3.20%	3.28%	3.42%	3.81%
Supplemental Data
Net assets, end of period (000 omitted)	$712,220	$636,261	$598,694	$535,347	$647,324	$554,942
Portfolio turnover rate	5%F	17%	7%	17%	14%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/16	% of fund's investments 12/31/15	% of fund's investments 6/30/15
1 - 7	68.1	70.9	75.0
8 - 30	6.5	2.2	0.6
31 - 60	3.0	5.5	4.6
61 - 90	7.6	3.5	1.7
91 - 180	4.1	7.2	7.7
> 180	10.7	10.7	10.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Variable Rate Demand Notes (VRDNs)	53.9%
Tender Option Bond	5.0%
Other Municipal Security	35.6%
Investment Companies	7.4%
Net Other Assets (Liabilities)*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
Variable Rate Demand Notes (VRDNs)	54.1%
Tender Option Bond	1.3%
Other Municipal Security	28.3%
Investment Companies	2.0%
Net Other Assets (Liabilities)	14.3%

Current And Historical 7-Day Yields

	6/30/16	3/31/16	12/31/15	09/30/15	06/30/15
Fidelity® Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2016, the most recent period shown in the table, would have been -0.01%.

Fidelity® Ohio Municipal Money Market Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 53.9%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	$700,000	$700,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.56% 7/7/16, VRDN (b)	2,200,000	2,200,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.7% 7/7/16, VRDN (a)(b)	400,000	400,000
Series 2002, 0.73% 7/7/16, VRDN (a)(b)	2,400,000	2,400,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.7% 7/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		4,900,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.63% 7/1/16, VRDN (a)(b)	100,000	100,000
Series 1999 A, 0.5% 7/7/16, VRDN (b)	200,000	200,000
		300,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 7/7/16, VRDN (b)	2,150,000	2,150,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.54% 7/7/16, VRDN (b)	200,000	200,000
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.46% 7/1/16, VRDN (b)	600,000	600,000
		2,950,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	600,000	600,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.65% 7/7/16, VRDN (b)	600,000	600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.51% 7/7/16, VRDN (a)(b)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 7/7/16, VRDN (a)(b)	700,000	700,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.63% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 D, 0.64% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 E, 0.65% 7/7/16, VRDN (a)(b)	200,000	200,000
		600,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.55% 7/7/16, VRDN (b)	400,000	400,000
Series 2012 A, 0.7% 7/7/16, VRDN (a)(b)	700,000	700,000
		1,100,000
Ohio - 50.4%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2010 C, 0.52% 7/1/16, LOC MUFG Union Bank NA, VRDN (b)	13,525,000	13,525,000
Series 2012 B, 0.45% 7/7/16, VRDN (b)	81,000,000	80,999,997
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.38% 7/1/16, LOC JPMorgan Chase Bank, VRDN (b)	9,100,000	9,100,000
Athens County Port Auth. Hsg. 0.42% 7/7/16, LOC Barclays Bank PLC, VRDN (b)	12,575,000	12,575,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.41% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,975,000	5,975,000
Series 2009 D, 0.41% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN	5,000,000	5,000,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.55% 7/7/16, LOC Northern Trust Co., VRDN (b)	10,340,000	10,340,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	2,850,000	2,850,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.46% 7/7/16, LOC Comerica Bank, VRDN (b)	5,000,000	5,000,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	9,670,000	9,670,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	10,780,000	10,780,000
Series 1996 B, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	9,245,000	9,245,000
Series 1998, 0.42% 7/7/16, LOC Northern Trust Co., VRDN (b)	6,815,000	6,815,000
Series 2009 B, 0.42% 7/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	6,500,000	6,500,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.42% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,975,000	2,975,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.43% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	15,015,000	15,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.42% 7/7/16, LOC PNC Bank NA, VRDN (b)	15,800,000	15,800,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.5% 7/7/16, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,690,000	11,690,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.66% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,475,000	1,475,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.44% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,350,000	2,350,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.41% 7/7/16, LOC PNC Bank NA, VRDN (b)	10,000,000	10,000,000
Ohio Air Quality Dev. Auth. Rev. (Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.42% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,400,000	24,400,000
Ohio Gen. Oblig. 0.42% 7/7/16, VRDN (b)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.43% 7/7/16, LOC PNC Bank NA, VRDN (b)	50,000,000	50,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.44% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	8,845,000	8,845,000
Series 2004 D, 0.44% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,415,000	5,415,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.59% 7/7/16, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	245,000	245,000
(Wingate at Belle Meadows Proj.) 0.46% 7/7/16, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,520,000	8,520,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,600,000	4,600,000
Series 2016 G, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	10,300,000	10,300,000
Series 2016 H, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,500,000	11,500,000
Series 2016 I, 0.42% 7/7/16 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,000,000	4,000,000
Ohio State Univ. Gen. Receipts Series 2010 E, 0.4% 7/7/16, VRDN (b)	4,800,000	4,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.46% 7/7/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.49% 7/7/16, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.58% 7/1/16, LOC PNC Bank NA, VRDN (a)(b)	120,000	120,000
		401,869,997
Texas - 1.0%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (b)	1,300,000	1,300,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	2,700,000	2,700,000
Series 2009 B, 0.54% 7/1/16, VRDN (b)	1,100,000	1,100,000
Series 2009 C, 0.54% 7/1/16, VRDN (b)	1,000,000	1,000,000
Series 2010 B, 0.54% 7/1/16, VRDN (b)	200,000	200,000
Series 2010 D, 0.54% 7/1/16, VRDN (b)	2,035,000	2,035,000
		8,335,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.72% 7/7/16, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.72% 7/7/16, VRDN (a)(b)	600,000	600,000
		1,300,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.47% 7/7/16, VRDN (b)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.47% 7/7/16, VRDN (b)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $429,499,997)		429,499,997

Tender Option Bond - 5.0%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.59% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
Ohio - 5.0%
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,330,000	3,330,000
Columbus Gen. Oblig. Participating VRDN:
Series Clipper 08 2, 0.44% 7/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)	4,000,000	4,000,000
Series Putters 2365, 0.45% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,360,000	4,360,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.44% 7/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,000,000	4,000,000
Franklin County Hosp. Rev. Participating VRDN Series 16 XL0004, 0.44% 7/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,315,000	3,315,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,250,000	6,250,000
Series 2015 XF0105, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,500,000	4,500,000
0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,805,000	9,805,000
		39,560,000
TOTAL TENDER OPTION BOND
(Cost $39,860,000)		39,860,000

Other Municipal Security - 35.6%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	2,200,000	2,200,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 7/25/16, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.86% tender 7/7/16, CP mode	1,000,000	1,000,000
Series 1993 A, 0.86% tender 7/8/16, CP mode	300,000	300,000
		1,300,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	200,000	200,000
Series 1990 B, 0.85% tender 7/15/16, CP mode	600,000	600,000
0.9% tender 7/26/16, CP mode	600,000	600,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	1,100,000	1,100,000
Series A1, 0.95% tender 7/26/16, CP mode (a)	1,000,000	1,000,000
		3,500,000
Ohio - 34.5%
American Muni. Pwr. BAN:
Series 2015, 1% 10/21/16	4,000,000	4,003,081
1.25% 4/27/17 (Ohio Gen. Oblig. Guaranteed)	850,000	853,510
Avon Gen. Oblig. BAN:
Series 2015, 2% 9/8/16	8,500,000	8,526,008
1.5% 1/26/17	2,615,000	2,625,352
Avon Lake BAN Series 2015, 2% 7/13/16	11,711,000	11,716,806
Belmont County BAN 2% 4/21/17	9,339,000	9,426,273
Berea BAN 1.5% 3/16/17	2,150,000	2,162,371
Blendon Township BAN Series 2016, 2% 2/9/17 (Ohio Gen. Oblig. Guaranteed)	2,250,000	2,267,685
Butler County Gen. Oblig. BAN 0.52% 7/28/16	4,400,000	4,399,834
Chillicothe City School District BAN:
2% 7/7/16	4,900,000	4,901,162
2% 7/7/16	12,650,000	12,653,008
Cleveland Wtr. Rev. Bonds Series 2011, 5% 1/1/17	1,140,000	1,166,053
Columbus Gen. Oblig. Bonds:
Series 2013 1, 5% 7/1/16	3,300,000	3,300,000
Series 2013 B, 4% 8/15/16	500,000	502,205
Delaware Gen. Oblig. BAN 1% 4/13/17	3,365,000	3,370,209
Dublin City School District BAN 1.5% 5/2/17	2,250,000	2,263,065
Fairborn Gen. Oblig. BAN 1.25% 3/23/17	4,074,450	4,090,290
Franklin County Hosp. Facilities Rev. Bonds Series 2013, 5% 5/15/17	1,000,000	1,037,278
Franklin County Hosp. Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (b)	1,020,000	1,064,209
Series 2011 D, 4%, tender 8/1/16 (b)	5,230,000	5,245,619
Franklin County Rev. Bonds Series 2013 OH, 0.6%, tender 9/1/16 (b)	8,800,000	8,800,000
Hancock County Gen. Oblig. BAN Series 2015, 2% 11/3/16	3,725,000	3,742,819
Huber Heights BAN 2% 6/1/17	8,800,000	8,890,465
Kenston Local School District BAN:
Series 2015, 1% 9/15/16	2,500,000	2,500,974
Series 2016, 2% 6/29/17	4,000,000	4,048,533
Lebanon Gen. Oblig. BAN 2% 4/12/17	4,600,000	4,642,003
Licking County BAN 2% 5/24/17	3,000,000	3,034,133
Lima Gen. Oblig. BAN 1.5% 3/15/17	4,295,000	4,319,017
Lorain County Gen. Oblig. BAN Series 2016, 2.25% 11/10/16	3,500,000	3,519,985
Lucas County Gen. Oblig. BAN 1.5% 7/13/16	11,552,000	11,556,147
Madison Local School District Lake County BAN Series 2015, 1.25% 10/6/16 (Ohio Gen. Oblig. Guaranteed)	1,455,000	1,457,684
Mason City School District BAN Series 2016, 1.5% 1/25/17	3,900,000	3,919,371
Mason Gen. Oblig. BAN 2% 5/24/17	2,750,000	2,780,545
Miami County Gen. Oblig. BAN Series 2015, 1.75% 11/22/16	2,805,000	2,818,716
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds (Administrative Knowledge Sys. Proj.) Series 2014 A, 5% 9/1/16	1,790,000	1,803,012
Ohio Gen. Oblig. Bonds:
(Mental Health Facilities Impt. Fund Projs.) Series 2014 A, 4% 2/1/17	1,500,000	1,530,120
Series 2011 B, 5% 9/15/16	1,080,000	1,090,018
Series 2012 A, 1.5% 11/1/16	1,000,000	1,003,195
Series 2016 A, 2% 2/1/17	1,750,000	1,763,616
2% 2/1/17	1,070,000	1,079,719
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Proj.) Series B5, 0.54% tender 8/3/16, CP mode	9,500,000	9,500,000
(Cleveland Hosp. Proj.) Series 2008 B5, 0.5% tender 8/10/16, CP mode	9,100,000	9,100,000
0.51% tender 9/6/16, CP mode	12,000,000	12,000,000
0.51% tender 9/6/16, CP mode	5,200,000	5,200,000
0.51% tender 9/14/16, CP mode	8,400,000	8,400,000
0.51% tender 9/22/16, CP mode	8,300,000	8,300,000
Ohio Major New State Infrastructure Rev. Bonds:
Series 3, 5% 12/15/16	2,160,000	2,203,447
4% 12/15/16	3,220,000	3,272,893
Ohio Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Fund Projs.) Series 2015 A, 5% 2/1/17	1,000,000	1,026,319
Ohio Spl. Oblig. Bonds:
(Adult Correctional Bldg. Fund Proj.) Series 2015 B, 2% 10/1/16	1,980,000	1,987,892
(Mental Health Facilities Impt. Fund Projs.) Series 2016 A, 4% 6/1/17	2,435,000	2,508,560
Series 2015, 4% 4/1/17	2,735,000	2,805,058
Ohio State Univ. Gen. Receipts Bonds:
Series 2009 A, 5% 12/1/16	1,800,000	1,833,344
Series 2010 A, 5% 12/1/16	1,715,000	1,746,560
Ohio State Univ. Gen. Receipts Rev. Bonds 0.45% tender 7/19/16, CP mode	8,500,000	8,500,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2009, 5% 12/1/16	4,310,000	4,390,441
Series 2010, 5% 12/1/16	860,000	875,927
Reading Cmnty. City School District BAN:
Series 2015, 2% 7/21/16 (Ohio Gen. Oblig. Guaranteed)	4,900,000	4,904,145
Series 2016, 2% 7/21/16 (Ohio Gen. Oblig. Guaranteed)	7,500,000	7,506,371
Scioto County Hosp. Facilities Rev. Bonds Series 2016, 3% 2/15/17	775,000	785,895
Union County Gen. Oblig. BAN 1.25% 3/29/17	3,700,000	3,715,536
Vandalia BAN Series 2015, 1.5% 9/8/16	4,893,000	4,902,176
Wayne County Ohio BD BAN Series 2016, 2% 6/30/17	4,000,000	4,048,666
Willoughby BAN 2% 5/26/17	5,680,000	5,743,485
		275,130,805
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9% tender 7/26/16, CP mode (a)	700,000	700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co. Proj.) 0.85% tender 7/26/16, CP mode	200,000	200,000
		900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $283,830,805)		283,830,805
	Shares	Value

Investment Company - 7.4%
Fidelity Municipal Cash Central Fund, 0.44% (d)(e)
(Cost $58,791,000)	58,791,000	58,791,000
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $811,981,802)		811,981,802
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(15,318,382)
NET ASSETS - 100%		$796,663,420

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$68,911
Total	$68,911

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $753,190,802)	$753,190,802
Fidelity Central Funds (cost $58,791,000)	58,791,000
Total Investments (cost $811,981,802)		$811,981,802
Cash		159,762
Receivable for investments sold		28,932
Receivable for fund shares sold		2,682,699
Interest receivable		1,845,592
Distributions receivable from Fidelity Central Funds		25,413
Other receivables		1,860
Total assets		816,726,060
Liabilities
Payable for investments purchased	$13,620,034
Payable for fund shares redeemed	6,099,937
Distributions payable	228
Accrued management fee	249,847
Other affiliated payables	72,207
Other payables and accrued expenses	20,387
Total liabilities		20,062,640
Net Assets		$796,663,420
Net Assets consist of:
Paid in capital		$796,652,981
Distributions in excess of net investment income		(1,179)
Accumulated undistributed net realized gain (loss) on investments		11,618
Net Assets, for 796,096,674 shares outstanding		$796,663,420
Net Asset Value, offering price and redemption price per share ($796,663,420 ÷ 796,096,674 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$1,287,801
Income from Fidelity Central Funds		68,911
Total income		1,356,712
Expenses
Management fee	$1,765,386
Transfer agent fees	646,361
Accounting fees and expenses	57,654
Custodian fees and expenses	3,847
Independent trustees' fees and expenses	2,379
Registration fees	26,417
Audit	19,636
Legal	992
Miscellaneous	22,469
Total expenses before reductions	2,545,141
Expense reductions	(1,236,034)	1,309,107
Net investment income (loss)		47,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,393
Total net realized gain (loss)		14,393
Net increase in net assets resulting from operations		$61,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,605	$128,156
Net realized gain (loss)	14,393	133,112
Net increase in net assets resulting from operations	61,998	261,268
Distributions to shareholders from net investment income	(48,784)	(119,843)
Distributions to shareholders from net realized gain	(43,302)	(34,708)
Total distributions	(92,086)	(154,551)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	743,467,607	2,902,865,221
Reinvestment of distributions	85,950	144,686
Cost of shares redeemed	(1,197,406,347)	(2,989,505,964)
Net increase (decrease) in net assets and shares resulting from share transactions	(453,852,790)	(86,496,057)
Total increase (decrease) in net assets	(453,882,878)	(86,389,340)
Net Assets
Beginning of period	1,250,546,298	1,336,935,638
End of period	$796,663,420	$1,250,546,298
Other Information
Distributions in excess of net investment income end of period	$(1,179)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–A	–A	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%F	.52%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.27%F	.07%	.08%	.12%	.19%	.24%
Expenses net of all reductions	.27%F	.07%	.08%	.12%	.19%	.24%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$796,663	$1,250,546	$1,336,936	$1,332,321	$1,342,387	$1,106,601

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to future contracts.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Ohio Municipal Income Fund	$653,592,492	$60,190,832	$(1,212)	$60,189,620
Fidelity Ohio Municipal Money Market Fund	$811,981,802	–	–	–

At the prior fiscal period end, certain of the Funds were required to defer losses on futures contracts. Loss deferrals were as follows:

Futures contracts
Fidelity Ohio Municipal Income Fund	$80,770

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $90,725,416 and $16,904,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$576

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,229,835.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$2,408
Fidelity Ohio Municipal Money Market Fund	3,724

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$1,285
Fidelity Ohio Municipal Money Market Fund	2,475

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,051.70	$2.45
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Fidelity Ohio Municipal Money Market Fund	.27%
Actual		$1,000.00	$1,000.10	$1.34
Hypothetical-C		$1,000.00	$1,023.52	$1.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Ohio Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	990,112,248.51	94.973
Withheld	52,412,467.62	5.027
TOTAL	1,042,524,716.13	100.000
John Engler
Affirmative	979,840,026.26	93.988
Withheld	62,684,689.87	6.012
TOTAL	1,042,524,716.13	100.000
Albert R. Gamper, Jr.
Affirmative	988,200,285.84	94.790
Withheld	54,324,430.29	5.210
TOTAL	1,042,524,716.13	100.000
Robert F. Gartland
Affirmative	990,287,516.81	94.990
Withheld	52,237,199.32	5.010
TOTAL	1,042,524,716.13	100.000
Abigail P. Johnson
Affirmative	986,818,518.63	94.657
Withheld	55,706,197.50	5.343
TOTAL	1,042,524,716.13	100.000
Arthur E. Johnson
Affirmative	988,490,870.48	94.818
Withheld	54,033,845.65	5.182
TOTAL	1,042,524,716.13	100.000
Michael E. Kenneally
Affirmative	990,615,595.60	95.021
Withheld	51,909,120.53	4.979
TOTAL	1,042,524,716.13	100.000
James H. Keyes
Affirmative	989,121,754.10	94.878
Withheld	53,402,962.03	5.122
TOTAL	1,042,524,716.13	100.000
Marie L. Knowles
Affirmative	987,633,370.10	94.735
Withheld	54,891,346.03	5.265
TOTAL	1,042,524,716.13	100.000
Geoffrey A. von Kuhn
Affirmative	987,164,185.38	94.690
Withheld	55,360,530.75	5.310
TOTAL	1,042,524,716.13	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

OFF-SANN-0816
1.705575.118

Fidelity® Limited Term Municipal Income Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.5	13.7
Florida	11.2	11.6
Texas	10.3	9.0
Illinois	8.6	8.6
Pennsylvania	6.2	5.2

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.4	42.9
Transportation	11.8	9.4
Special Tax	10.0	11.2
Electric Utilities	9.1	10.1
Health Care	7.5	7.8

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	9.3%
AA,A	71.1%
BBB	8.5%
BB and Below	0.9%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	8.2%

As of December 31, 2015
AAA	9.9%
AA,A	71.2%
BBB	8.1%
BB and Below	1.0%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	714
5% 3/1/23	850	1,033
5% 3/1/24	1,250	1,545
5% 3/1/25	1,250	1,570
Series 2016 B:
5% 3/1/22	1,000	1,187
5% 3/1/24	1,000	1,232
5% 3/1/25	1,500	1,878
Montgomery Med. Clinic Facilities:
5% 3/1/20	2,890	3,234
5% 3/1/25	1,500	1,785

TOTAL ALABAMA		14,178

Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,271
5% 9/1/22	1,200	1,467
Series B:
5% 9/1/18	3,685	4,029
5% 9/1/20	2,000	2,333
5% 9/1/22	1,425	1,742
Series C:
5% 9/1/18	1,000	1,093
5% 9/1/19	2,150	2,433
5% 9/1/20	1,260	1,470
5% 9/1/22	1,000	1,223
Series D:
5% 9/1/19	3,895	4,408
5% 9/1/20	2,000	2,333

TOTAL ALASKA		23,802

Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,138
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	548
5% 12/1/19	615	696
5% 12/1/20	820	954
5% 12/1/21	1,105	1,317
5% 12/1/22	800	974
5% 12/1/23	1,000	1,242
5% 12/1/24	1,500	1,898
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/16	1,385	1,396
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,097
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,879
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	654
5% 7/1/22 (FSA Insured)	1,000	1,214
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	891
5% 7/1/22 (FSA Insured)	1,170	1,420
5% 7/1/23 (FSA Insured)	1,395	1,732
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,412
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	986
4% 7/1/20	1,360	1,526
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 B, 5% 7/1/16	5,090	5,090
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.9%, tender 8/1/16 (a)(b)	20,880	20,880
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,629
5% 12/1/22	2,470	2,991
5% 12/1/23	3,425	4,224
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,625
Series 2012 A:
5% 7/1/18	825	895
5% 7/1/19	1,550	1,742
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	551
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,055
5% 7/1/17 (Escrowed to Maturity)	3,315	3,458
5% 7/1/18 (Escrowed to Maturity)	3,365	3,639

TOTAL ARIZONA		91,753

California - 4.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,237
0% 10/1/19	265	250
Series 2013 A, 5% 10/1/22	2,190	2,672
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (a)	5,200	5,254
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,541
5% 9/1/20	20,000	23,370
California Health Facilities Fing. Auth. Rev. Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.21%, tender 7/7/16 (a)	4,000	4,016
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,914
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,212
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	3,009
5% 10/1/19 (Escrowed to Maturity)	1,490	1,696
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,082
5% 10/1/19	5,000	5,657
5% 10/1/20	2,525	2,946
Series 2012 A, 5% 4/1/21	1,000	1,182
Series 2012 G, 5% 11/1/22	1,250	1,535
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,664
Series 2009 J, 5% 11/1/17	2,300	2,432
Series 2010 A, 5% 3/1/17	5,405	5,561
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (a)	4,000	4,141
Series 2009 E2, 5%, tender 5/1/17 (a)	2,050	2,122
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,972
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	4,961
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,234
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,597
5% 3/1/19	2,935	3,251
Los Angeles Unified School District Series 2006 F, 5% 7/1/30 (Pre-Refunded to 7/1/16 @ 100)	1,900	1,900
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,062
5% 12/1/17	9,790	10,385
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,226
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,167
Northern California Transmission Agcy. Rev. (Ref. Calif Ore Proj.) Series 2009 A, 3.5% 5/1/17	2,500	2,560
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,220
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,500	2,938
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,687
5% 9/1/24 (FSA Insured)	2,300	2,932
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,802
5% 6/1/17	3,700	3,844
5% 6/1/18	6,470	6,990
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,804
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,470
5% 8/1/18	8,000	8,582
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,159
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,732
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	9,930
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,122

TOTAL CALIFORNIA		195,020

Colorado - 0.5%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	6,161
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,513
Series 2014 A, 5% 6/1/23	3,860	4,729
E-470 Pub. Hwy. Auth. Rev.:
Series 2008 D1, 5.25% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,360	2,378
Series 2015 A:
5% 9/1/19	1,000	1,118
5% 9/1/20	1,000	1,152
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	520

TOTAL COLORADO		21,571

Connecticut - 2.7%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/17 (AMBAC Insured)	1,985	2,068
Series 2009 B, 5% 3/1/18	3,470	3,707
Series 2012 C, 5% 6/1/21	23,420	27,401
Series 2013 A, 0.75% 3/1/17 (a)	1,400	1,400
Series 2014 C, 5% 12/15/16	16,070	16,389
Series 2015 E, 5% 8/1/17	26,395	27,619
Series 2016 A, 4% 3/15/18	13,900	14,639
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	2,715	2,730
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	6,380	6,883
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,128

TOTAL CONNECTICUT		108,964

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,836
5% 1/1/21	2,000	2,324

TOTAL DELAWARE, NEW JERSEY		5,160

District Of Columbia - 0.4%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	9,038
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,325	7,621
Series 2014 A, 5% 10/1/23 (b)	445	546

TOTAL DISTRICT OF COLUMBIA		17,205

Florida - 11.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,179
Series 2015 C:
5% 7/1/21	650	766
5% 7/1/22	3,725	4,485
5% 7/1/23	3,000	3,681
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,193
Series A:
5% 10/1/22 (b)	3,000	3,591
5% 10/1/23 (b)	4,020	4,895
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/19	7,000	7,837
5% 7/1/20	15,070	17,375
Series 2015 A:
5% 7/1/19	2,000	2,239
5% 7/1/20	4,000	4,612
5% 7/1/21	4,500	5,318
5% 7/1/22	3,500	4,237
5% 7/1/23	2,750	3,401
5% 7/1/24	1,320	1,663
Series 2015 B:
5% 7/1/19	2,000	2,239
5% 7/1/20	3,000	3,459
5% 7/1/21	6,235	7,368
5% 7/1/22	1,275	1,543
5% 7/1/23	2,750	3,401
5% 7/1/24	1,145	1,443
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,332
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	1,275	1,335
Series 2010 A1, 5.25% 6/1/17	4,125	4,291
Series 2012 A1, 5% 6/1/17	18,095	18,784
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,283
5% 12/1/17	1,685	1,789
5% 12/1/18	685	751
5% 12/1/19	1,820	2,062
5% 12/1/20	1,000	1,165
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,546
5% 10/1/17	1,455	1,531
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,959
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,103
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,729
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	713
5% 2/1/18	1,790	1,871
5% 2/1/19	1,450	1,549
5% 2/1/20	2,025	2,201
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	17,888
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,200
5% 10/1/22	2,000	2,377
5% 10/1/23	1,270	1,526
5% 10/1/24	2,000	2,433
5% 10/1/25	1,750	2,144
5% 10/1/26	2,000	2,434
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,117
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,923
5% 10/1/20	1,000	1,163
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,603
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,550
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,079
5% 7/1/22	2,000	2,418
5% 7/1/23	2,000	2,466
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,051
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,241
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,415
5% 10/1/20	2,000	2,332
5% 10/1/21	2,000	2,389
5% 10/1/22	1,000	1,224
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,240
5% 7/1/20	1,000	1,155
5% 7/1/21	2,000	2,370
5% 7/1/22	2,000	2,429
5% 7/1/23	2,000	2,430
Series 2014 A, 5% 7/1/24	625	787
Series 2014 B:
5% 7/1/22	1,500	1,822
5% 7/1/23	3,250	4,021
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,751
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,677
5% 11/1/21	6,275	7,493
5% 11/1/22	2,915	3,561
5% 11/1/23	7,650	9,584
Series 2015 A:
5% 5/1/19	1,000	1,113
5% 5/1/20	2,095	2,405
5% 5/1/21	4,000	4,720
5% 5/1/22	3,720	4,496
5% 5/1/23	6,500	8,064
Series 2015 B, 5% 5/1/24	29,560	36,968
Series 2015 D, 5% 2/1/24	14,945	18,614
Series 2016 A, 5% 8/1/27	5,560	7,121
Miami-Dade County School District Series 2015, 5% 3/15/17	3,225	3,322
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,399
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5% 10/1/16	1,325	1,339
Series 2009, 5.25% 10/1/19	1,245	1,413
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,629
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,121
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,582
Series 2010 C, 5% 10/1/17	1,895	1,999
Series 2011 B:
5% 10/1/18	2,250	2,464
5% 10/1/19	2,325	2,636
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,079
5% 12/1/20	880	998
5% 12/1/21	1,100	1,271
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,357
4% 8/1/21	4,040	4,569
5% 8/1/17	1,170	1,224
5% 8/1/19	3,000	3,358
5% 8/1/21	5,300	6,253
Series 2015 B:
5% 8/1/19	2,735	3,061
5% 8/1/20	1,750	2,016
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,366
5% 10/1/19	1,100	1,242
5% 10/1/20	1,000	1,162
5% 10/1/21	1,000	1,190
5% 10/1/22	1,000	1,222
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (b)	4,465	4,696
5% 10/1/19 (b)	2,025	2,273
5% 10/1/18 (b)	2,745	2,985
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,170
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,671
5% 10/1/18 (Escrowed to Maturity)	2,260	2,477
Series 2011, 5% 10/1/19	5,590	6,339
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,541
5% 11/15/17	1,605	1,702
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/16 (FSA Insured) (b)	6,000	6,061
5% 10/1/17 (FSA Insured) (b)	5,000	5,260
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,072
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,197
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	544
5% 8/1/19	310	348

TOTAL FLORIDA		449,321

Georgia - 2.9%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,206
5% 1/1/23	1,000	1,236
5% 1/1/24	1,150	1,454
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	12,500	12,926
2.2%, tender 4/2/19 (a)	9,700	9,945
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,419
5% 1/1/20	4,000	4,565
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	23,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,194
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	12,125
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,894
(Proj. One) Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,107
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,240
5.75% 1/1/20	925	1,013
Series B, 5% 1/1/17	2,750	2,810
Series GG:
5% 1/1/20	675	767
5% 1/1/21	1,670	1,959
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,688
5% 10/1/22	1,000	1,206
5% 10/1/23	2,420	2,969
Series R, 5% 10/1/21	5,000	5,920
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,903
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,312
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18	1,530	1,627

TOTAL GEORGIA		116,385

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	4,000	4,456
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (b)	2,300	2,401
5% 8/1/19 (b)	1,400	1,559
5% 8/1/20 (b)	3,050	3,495
5% 8/1/21 (b)	550	641
5% 8/1/22 (b)	2,075	2,464
5% 8/1/23 (b)	1,435	1,737

TOTAL HAWAII		16,753

Illinois - 8.0%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	8,335
Series 2008 C:
5.25% 12/1/23	7,665	7,130
5.25% 12/1/24	955	880
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,316
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,462
Series 2009:
4% 12/1/16	240	243
4% 12/1/16	710	716
Series 2010 F, 5% 12/1/20	760	694
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,126
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,893
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,164
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,314
Series 2012 C, 5% 1/1/23	2,120	2,197
4.5% 1/1/20	1,150	1,179
5% 1/1/23	2,920	3,043
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,200
Series 2014 D, 5% 12/1/17	3,425	3,619
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	712
5% 1/1/21	400	467
5% 1/1/23	2,500	3,051
5% 1/1/22	5,000	5,979
5% 1/1/23	5,900	7,200
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	263
5% 1/1/20	300	320
5% 1/1/21	400	430
5% 1/1/22	300	326
5% 1/1/23	535	584
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (b)	1,000	1,022
Series 2011 B, 5% 1/1/18	6,500	6,908
Series 2012 A, 5% 1/1/21	1,400	1,630
Series 2012 B:
4% 1/1/17 (b)	4,100	4,165
5% 1/1/21 (b)	4,605	5,293
Series 2013 B, 5% 1/1/22	4,000	4,774
Series 2013 D, 5% 1/1/22	3,220	3,843
Chicago Park District Gen. Oblig. Series 2014 D, 4% 1/1/17	1,050	1,065
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,119
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	423
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,415
5% 1/1/23	1,200	1,387
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,456
Series 2010 A, 5.25% 11/15/22	4,960	5,643
Series 2011 A, 5.25% 11/15/22	1,000	1,168
Series 2012 C:
5% 11/15/19	3,200	3,555
5% 11/15/20	7,210	8,179
5% 11/15/21	4,970	5,743
5% 11/15/22	1,250	1,470
Series 2014 A:
5% 11/15/20	1,000	1,134
5% 11/15/21	500	578
5% 11/15/22	1,000	1,176
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,549
Illinois Edl. Facilities Auth. Rev. Bonds:
(Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (a)	10,000	10,148
Series 2001 B3, 0.5%, tender 3/7/17 (a)	6,000	5,982
Illinois Fin. Auth. Rev.:
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/17	3,520	3,643
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	2,948
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/16 (Escrowed to Maturity)	1,700	1,724
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,975
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,329
Series 2012 A, 5% 5/15/23	1,300	1,536
Series 2012:
5% 9/1/18	1,160	1,244
5% 9/1/19	1,115	1,229
5% 9/1/20	1,470	1,673
5% 9/1/21	2,045	2,380
5% 9/1/22	3,530	4,187
Series 2015 A:
5% 11/15/24	1,525	1,901
5% 11/15/25	1,950	2,464
5% 11/15/26	2,000	2,481
5% 11/15/20	1,650	1,922
5% 11/15/22	500	607
5% 11/15/24	1,955	2,457
Illinois Gen. Oblig.:
Series 2004, 5% 11/1/16	11,000	11,140
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,075
Series 2007 B, 5% 1/1/17	9,835	10,024
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,751
Series 2012:
5% 3/1/19	5,500	5,931
5% 8/1/19	2,660	2,898
5% 8/1/20	6,900	7,538
5% 8/1/21	1,400	1,547
5% 8/1/22	5,800	6,477
Series 2013, 5% 7/1/22	1,265	1,411
Series 2014, 5% 2/1/22	3,000	3,332
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,230
Illinois Sales Tax Rev. Series 2009 B, 4.5% 6/15/17	6,075	6,290
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,100
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,527
5% 2/1/20	2,275	2,598
Series 2014. 5% 2/1/23	2,225	2,723
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	738
0% 11/1/16 (FSA Insured)	2,235	2,228

TOTAL ILLINOIS		321,926

Indiana - 2.6%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	848
5% 8/15/23	1,000	1,235
Indiana Fin. Auth. Rev.:
Series 2010 A, 5% 2/1/17	2,800	2,872
Series 2012:
5% 3/1/20	650	727
5% 3/1/21	1,225	1,402
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	958
5% 10/1/22	1,600	1,947
Series 2014 A:
5% 10/1/20	375	434
5% 10/1/21	380	450
5% 10/1/22	675	816
Series 2015 A:
5% 10/1/24	1,495	1,877
5% 10/1/25	1,625	2,070
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	4,000	4,046
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	9,900	9,957
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,624
5% 1/1/20	1,250	1,425
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,750	3,188
5% 1/1/23 (b)	1,830	2,213
5% 1/1/24 (b)	2,775	3,410
5% 1/1/25 (b)	2,910	3,627
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,051
5% 10/1/17	5,000	5,259
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,075
4% 1/15/20	1,345	1,483
4% 1/15/21	1,250	1,401
5% 7/15/19	1,680	1,881
5% 7/15/20	1,170	1,353
5% 7/15/21	1,000	1,179
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17 (Escrowed to Maturity)	500	517
5% 7/1/16	500	500
Series Z-1:
5% 7/1/16	1,215	1,215
5% 7/1/17	1,000	1,044
5% 7/1/18	1,500	1,628
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,570
Univ. of Southern Indiana Rev. Series J, 5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,177
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	20,745	24,516

TOTAL INDIANA		102,975

Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/16	875	889
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/16 (Escrowed to Maturity)	5,410	5,496
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,471
5% 11/15/20 (Escrowed to Maturity)	2,745	3,215
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	606
5% 9/1/23	725	895
5% 9/1/25	800	1,021

TOTAL KANSAS		14,593

Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,439
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/19	1,000	1,106
5% 6/1/20	1,410	1,604
5% 6/1/21	1,000	1,154
5% 6/1/22	1,560	1,830
5% 6/1/24	1,690	2,023
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,585
Series 2016, 3% 11/1/17	1,630	1,677
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (a)	6,000	6,032
Series 2007 B:
1.15%, tender 6/1/17 (a)	2,600	2,605
1.6%, tender 6/1/17 (a)	8,050	8,094

TOTAL KENTUCKY		38,149

Louisiana - 2.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	10,406
5% 6/1/21 (FSA Insured)	5,000	5,889
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.79%, tender 7/1/16 (a)	25,000	24,960
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,821
Series 2014 D1, 5% 12/1/22	1,305	1,579
Series 2015, 5% 5/1/18	1,075	1,158
Series 2016 B:
5% 8/1/22	14,095	16,938
5% 8/1/23	9,250	11,351
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,000
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,768
5% 7/1/22	1,000	1,203
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,251
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,014
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,355

TOTAL LOUISIANA		88,693

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,845
5% 7/1/22	1,850	2,243
5% 7/1/24	2,350	2,967

TOTAL MAINE		8,055

Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,985
Series 2012 B, 5% 8/1/16	6,400	6,425
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.124%, tender 11/15/17 (a)	13,940	13,945
Series 2013 A:
0.886%, tender 5/15/18 (a)	4,515	4,496
0.906%, tender 5/15/18 (a)	7,100	7,072
Series 2015:
5% 7/1/19	400	447
5% 7/1/22	900	1,093
5% 7/1/23	1,000	1,229
5% 7/1/24	2,000	2,481
5% 7/1/25	1,770	2,213
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,999

TOTAL MARYLAND		63,385

Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,508
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1, 4% 7/1/16	1,000	1,000
Series Q2:
4% 7/1/16	1,000	1,000
5% 7/1/17	1,370	1,430
Bonds Series 2013 U-6E, 0.96%, tender 7/7/16 (a)	5,900	5,899
Series 2016 I:
5% 7/1/21	500	589
5% 7/1/22	600	724
5% 7/1/23	640	785
5% 7/1/24	550	685
5% 7/1/25	500	629
5% 7/1/26	1,000	1,266
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,725	5,179
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 0.63%, tender 7/1/20 (a)	32,000	32,000
Series 2004 B, 5.25% 8/1/20	12,700	14,908
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,514
Series 2007 C, 5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,093
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series 2007 G6, 1.293%, tender 7/7/16 (a)	2,900	2,900
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,867

TOTAL MASSACHUSETTS		81,976

Michigan - 2.3%
Detroit Swr. Disp. Rev. Series 2006 D, 1.019% 7/1/32 (a)	4,070	3,835
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,360
5% 5/1/20	2,635	3,012
5% 5/1/21	2,150	2,520
5% 5/1/22	1,850	2,219
Grand Rapids Pub. Schools Series 2016:
4% 5/1/17 (FSA Insured)	500	513
4% 5/1/18 (FSA Insured)	1,950	2,064
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,343
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,367
5% 11/15/19	1,000	1,128
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,250	4,268
Series 2012 A:
5% 6/1/17 (Escrowed to Maturity)	1,410	1,465
5% 6/1/18 (Escrowed to Maturity)	2,430	2,627
Series 2015 A:
5% 8/1/22	2,400	2,887
5% 8/1/23	3,800	4,660
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,300
Bonds:
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,630	8,721
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,920
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,760
0.95%, tender 2/1/18 (a)	3,995	4,006
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,482
5% 11/1/23	1,365	1,679
5% 5/1/24	1,920	2,380
5% 11/1/24	2,000	2,498
5% 5/1/25	1,125	1,415
5% 11/1/25	1,220	1,545
5% 5/1/26	1,700	2,172
5% 11/1/26	1,180	1,501
5% 11/1/28	1,005	1,265
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,772
5% 9/1/23	500	614
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,554
5% 11/1/19	2,775	3,135
5% 5/1/20	3,630	4,149
5% 11/1/20	1,745	2,026
5% 5/1/21	4,110	4,810

TOTAL MICHIGAN		93,972

Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,200
5% 1/1/23	1,000	1,229
Series 2014 B:
5% 1/1/21 (b)	2,290	2,645
5% 1/1/22 (b)	2,000	2,365
5% 1/1/23 (b)	1,000	1,207
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,205
5% 1/1/23	1,500	1,848
5% 1/1/24	1,000	1,257

TOTAL MINNESOTA		12,956

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.94% 9/1/17 (a)	3,080	3,080
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (a)(c)	4,500	4,500

TOTAL MISSISSIPPI		7,580

Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	827
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,172
Nevada - 1.7%
Clark County School District Series 2012 A, 5% 6/15/19	24,610	27,510
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	2,000	2,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 B, 3% 6/1/18	1,020	1,065
Series 2016, 3% 6/1/17	2,195	2,243
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,607
Series 2012 B, 5% 8/1/20	2,230	2,592
Series 2013 D1:
5% 3/1/23	4,500	5,577
5% 3/1/24	2,700	3,333
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,300	5,722
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	6,125	6,141

TOTAL NEVADA		69,795

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,956
4% 7/1/21	1,520	1,683
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,074
5% 2/1/18	2,500	2,665

TOTAL NEW HAMPSHIRE		10,378

New Jersey - 5.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,384
5% 2/15/21	2,500	2,887
5% 2/15/22	2,500	2,956
5% 2/15/23	2,750	3,292
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,954
Series 2011 EE:
5% 9/1/20	1,350	1,494
5% 9/1/20 (Escrowed to Maturity)	3,650	4,255
Series 2012 II:
5% 3/1/21	6,800	7,574
5% 3/1/22	6,290	7,051
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	9,070
Series 2013, 5% 3/1/23	6,000	6,769
Series 2014 PP, 5% 6/15/19	17,000	18,414
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	12,030
5% 6/15/21	11,000	12,062
Series 2016 A:
4% 7/1/18 (d)	3,585	3,770
5% 7/1/21 (d)	2,200	2,535
5% 7/1/22 (d)	6,300	7,377
5% 7/1/23 (d)	3,390	4,029
5% 7/1/24 (d)	7,915	9,514
New Jersey Gen. Oblig. Series O, 5% 8/1/17	6,940	7,240
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/24	1,225	1,526
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2013:
5% 12/1/18 (b)	6,000	6,494
5% 12/1/19 (b)	3,850	4,257
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/24	4,345	5,285
Series 2013 C, 0.89% 1/1/17 (a)	16,000	16,004
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,105
Series 2003 B, 5.25% 12/15/19	3,870	4,275
Series 2012 AA, 5% 6/15/19	1,500	1,627
Series 2013 A:
5% 12/15/19	6,455	7,078
5% 6/15/20	18,000	19,878
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,554

TOTAL NEW JERSEY		211,740

New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,000	11,225
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,419
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,041
Series 2010 A1, 4% 12/1/16	6,750	6,843
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,642

TOTAL NEW MEXICO		36,170

New York - 10.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,188
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	714
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,244
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,394
Series 2010 F, 5% 8/1/17	8,365	8,759
Series 2011 B, 5% 8/1/17	1,000	1,047
Series 2012 C, 4% 8/1/17	2,740	2,840
Series 2014 J, 3% 8/1/16	5,600	5,612
Series 2014 K, 3% 8/1/16	3,900	3,908
Series 2015 C:
5% 8/1/23	10,000	12,445
5% 8/1/24	5,000	6,343
5% 8/1/25	1,700	2,172
Series 2015 F1, 3% 6/1/17	14,370	14,688
Series 2016, 5% 8/1/18	9,100	9,903
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,805
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,441
Series 2010 B:
5% 11/1/17	11,740	12,426
5% 11/1/17 (Escrowed to Maturity)	18,260	19,274
5% 11/1/20	5,950	6,752
Series 2010 D:
5% 11/1/17	8,015	8,483
5% 11/1/17 (Escrowed to Maturity)	2,100	2,220
Series 2012 A:
5% 11/1/17	6,180	6,541
5% 11/1/17 (Escrowed to Maturity)	820	867
5% 11/1/20	4,500	5,280
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,617
Series 2012 A, 4% 5/15/20	8,000	8,932
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	10,006
New York Dorm. Auth. Revs.:
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,364
Series 2009 A, 5% 7/1/16	8,390	8,390
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/17	90,000	92,799
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,950
Series 2008 B2:
5% 11/15/19	6,185	7,026
5% 11/15/20	5,500	6,431
5% 11/15/21	4,000	4,791
Series 2012 B, 5% 11/15/22	2,000	2,449
Series 2012 D, 5% 11/15/18	2,515	2,764
Series 2012 E:
4% 11/15/19	4,000	4,412
5% 11/15/21	2,435	2,917
Series 2012 F, 5% 11/15/19	5,000	5,680
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	22,747
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,033
Series 2011 A1:
5% 4/1/17	1,500	1,549
5% 4/1/18	3,500	3,766
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/17 (b)	8,890	9,072
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	17,349
Series 2011 A, 5% 3/15/21	18,425	21,804
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	65	65
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	760	779

TOTAL NEW YORK		405,038

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,031
4% 6/1/18	1,280	1,361
4% 6/1/20	1,000	1,114
5% 6/1/19	1,305	1,458
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,609
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (, Inc. Proj.) Series 2010 B, 0.85%, tender 9/1/16 (a)(b)	1,900	1,900
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/17	3,220	3,344
5% 6/1/18	3,820	4,123
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	6,006
5% 1/1/23	1,500	1,842

TOTAL NORTH CAROLINA		23,788

Ohio - 2.9%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	39,712
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,500	3,632
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,924
Cleveland Arpt. Sys. Rev.:
5% 1/1/20 (FSA Insured)	425	480
5% 1/1/22 (FSA Insured)	1,325	1,565
5% 1/1/24 (FSA Insured)	1,200	1,473
5% 1/1/25 (FSA Insured)	1,250	1,560
5% 1/1/26 (FSA Insured)	500	622
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,014
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,166
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,513
5% 6/15/23	1,855	2,206
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,133
5% 12/1/20	2,205	2,524
5% 12/1/21	2,045	2,390
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/17 (FSA Insured)	1,160	1,205
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (a)	13,300	13,605
Series 2009 C, 5.625% 6/1/18	1,395	1,476
Ohio Bldg. Auth. (Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/16	1,250	1,263
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,738
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,446
Series 2011 A, 5% 8/1/17	3,070	3,216
Series 2012 C, 5% 9/15/21	4,350	5,223
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,023
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	4,806
5% 12/1/16 (Escrowed to Maturity)	280	285
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	758
5% 2/15/22	1,100	1,310
5% 2/15/23	2,120	2,572
5% 2/15/24	1,640	2,022
5% 2/15/25	1,710	2,140
5% 2/15/26	1,250	1,584

TOTAL OHIO		116,586

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	473
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,109
Series 2004 A, 2.375% 12/1/21	1,350	1,432
Series 2012, 5% 2/15/21	1,600	1,870
Tulsa County Independent School Disctrict #9 Series 2015, 2% 4/1/17	3,000	3,031
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,742

TOTAL OKLAHOMA		15,657

Pennsylvania - 6.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (a)	5,250	5,332
Series 2006 B, 3.5%, tender 6/1/20 (a)	6,000	6,094
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,000
5% 7/1/17	1,255	1,307
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (a)	10,255	10,262
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,283
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,056
4% 10/1/19	660	706
5% 10/1/20	1,260	1,408
Mount Lebanon School District Series 2015, 4% 2/15/18	865	910
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,622
5% 3/1/19	2,310	2,527
5% 3/1/20	2,140	2,406
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,214
5% 7/1/22	5,200	5,215
5% 1/1/23	900	900
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.85%, tender 8/1/16 (a)(b)	15,100	15,100
0.9%, tender 7/1/16 (a)(b)	4,000	4,000
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,075
Series 2006, 4.25% 3/1/24 (Pre-Refunded to 3/1/17 @ 100)	6,000	6,145
Series 2010 A3, 5% 7/15/16	3,900	3,907
Series 2011, 5% 7/1/21	1,900	2,223
Series 2012, 5% 6/1/18	3,410	3,679
Series 2016:
5% 2/1/21	8,825	10,226
5% 2/1/22	9,265	10,942
5% 2/1/23	9,075	10,941
5% 2/1/24	10,215	12,551
5% 6/1/17	9,000	9,353
5% 8/15/17	18,000	18,859
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	387
5% 12/1/21	275	331
5% 12/1/22	855	1,053
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured) (d)	5,000	5,901
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,238
Series 2013 A, 1.01% 12/1/17 (a)	6,400	6,402
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	1,000	1,004
Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,300	2,300
Philadelphia Gen. Oblig.:
Series 2008 A, 5% 12/15/16 (FSA Insured)	7,275	7,413
Series 2011:
5.25% 8/1/17	6,165	6,456
5.25% 8/1/18	5,515	5,993
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,010
5% 11/15/18	3,430	3,747
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	13,696
Pittsburgh School District Series 2010 A, 5% 9/1/16 (FSA Insured)	1,685	1,697
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,077
5% 6/1/19	200	223
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,412
5% 4/1/20	1,250	1,379
5% 4/1/21	1,000	1,115
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,333

TOTAL PENNSYLVANIA		247,410

Rhode Island - 0.5%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,181
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,065
5% 5/15/19	1,500	1,653
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,510
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	4,073
5% 6/1/27	1,000	1,152

TOTAL RHODE ISLAND		20,634

South Carolina - 1.9%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,341
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,403
5% 12/1/26	1,100	1,339
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,117
5% 12/1/20	1,000	1,170
Series 2012 C, 5% 12/1/17	10,535	11,152
Series 2014 C:
5% 12/1/22	1,100	1,345
5% 12/1/23	5,000	6,206
Series 2015 C:
5% 12/1/18	15,000	16,489
5% 12/1/19	18,690	21,252
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,429

TOTAL SOUTH CAROLINA		76,243

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/16	500	504
5% 9/1/17	490	514
Series 2011:
5% 9/1/17	1,100	1,154
5% 9/1/18	1,200	1,298
5% 9/1/19	1,255	1,401
Series 2014 B:
4% 11/1/19	400	439
4% 11/1/20	625	698
4% 11/1/21	500	566
5% 11/1/22	375	453

TOTAL SOUTH DAKOTA		7,027

Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (b)	1,730	1,730
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,815
5% 7/1/17	1,100	1,147

TOTAL TENNESSEE		4,692

Texas - 10.3%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,360
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,436
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,518
Bastrop Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	2,705	2,782
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,240
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,115
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	576
5% 1/1/22	1,500	1,765
5% 1/1/23	2,450	2,938
5% 1/1/24	3,370	4,101
5% 1/1/26	2,865	3,585
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (a)	2,025	2,032
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,268
5% 11/1/20	1,500	1,751
5% 11/1/21	3,000	3,581
5% 11/1/22	5,000	6,078
Series 2014 D, 5% 11/1/23 (b)	1,950	2,375
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (a)	1,985	2,013
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,178
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,634
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,984
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	9,363
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,989
Series 2014 A, 4% 8/15/16	9,280	9,320
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,752
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 7/1/17 (a)	5,150	5,168
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,932
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	508
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,605
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (b)	7,380	7,679
Series 2012 A, 5% 7/1/23 (b)	2,000	2,343
Series A, 5% 7/1/16	1,080	1,080
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 1.01%, tender 7/7/16 (a)	9,200	9,198
5% 5/15/22	5,000	6,062
5% 5/15/23	7,000	8,689
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,300	1,337
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,203
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,227
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,389
Series 2010, 5% 5/15/17	3,005	3,117
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,916
5% 7/1/18	3,030	3,278
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,879
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.9%, tender 8/1/16 (a)(b)	12,850	12,850
North East Texas Independent School District Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,465
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,836
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,639
Series 2016 A, 5% 1/1/26	13,000	16,045
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,424
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,225	6,385
1.2%, tender 8/1/17 (a)	28,800	28,947
2%, tender 6/1/21 (a)	10,000	10,396
Plano Independent School District 5% 2/15/18	2,500	2,654
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (b)	2,000	2,107
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,235
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,148
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,181
5% 9/15/22	3,440	4,136
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,637
5% 5/15/20	6,000	6,941
5% 5/15/21	5,000	5,938
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2009, 5% 10/1/16	5,795	5,857
Series 2016 A:
5% 10/1/20	3,480	4,054
5% 10/1/21	3,000	3,585
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	896
5% 8/15/23	1,000	1,246
Series 2013:
4% 9/1/18	400	424
5% 9/1/19	655	732
5% 9/1/20	915	1,051
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,661
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,722
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	50	50
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/16	3,400	3,437
Series 2014, 5% 10/1/16	10,645	10,759
Texas Muni. Pwr. Agcy. Rev. Series 2010, 5% 9/1/16	750	755
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,140
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	14,699
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007:
5% 4/1/20 (Pre-Refunded to 4/1/17 @ 100)	2,285	2,360
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,200	2,273
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	2,000	2,066
Series 2015, 3% 10/1/17	34,000	35,016
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,135
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,004
Series 2010 B, 5% 8/15/21	1,800	2,156
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,816
Series 2015, 5% 7/1/17	1,985	2,072

TOTAL TEXAS		413,424

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,143
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,555

TOTAL UTAH		6,698

Virginia - 1.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	667
5% 7/15/21	400	466
Fairfax County Gen. Oblig.:
5% 10/1/19	8,000	9,090
5% 10/1/20	6,710	7,869
5% 10/1/21	3,000	3,614
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,907
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	650	808
5% 6/15/25	1,000	1,249
5% 6/15/26	1,715	2,159
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/17	12,830	13,159
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,550

TOTAL VIRGINIA		44,538

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,568
5% 1/1/21	1,865	2,187
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,464
5% 12/1/17	2,950	3,128
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (b)	2,500	2,544
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/17 (b)	2,500	2,561
Series 2015 B, 5% 3/1/17	5,000	5,140
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,051
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,536
4% 1/1/21	2,000	2,260
5% 1/1/20	3,000	3,425
5% 1/1/21	1,770	2,077
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,423

TOTAL WASHINGTON		44,364

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (a)(b)	7,000	7,011
1.9%, tender 4/1/19 (a)	6,285	6,332

TOTAL WEST VIRGINIA		13,343

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,869
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,330	1,526
5% 12/1/22 (b)	1,470	1,745
5.25% 12/1/23 (b)	1,540	1,884
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,200
Series 2014:
4% 5/1/18	375	392
4% 5/1/19	285	302
5% 5/1/20	410	452
5% 5/1/21	640	711
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,175
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,549
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/16	1,440	1,468
5% 12/15/17	1,540	1,633
Series 2012, 5% 10/1/21	1,400	1,650

TOTAL WISCONSIN		20,556

TOTAL MUNICIPAL BONDS
(Cost $3,594,200)		3,684,452

Municipal Notes - 4.6%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.73% 7/7/16, VRDN (a)(b)	3,800	$3,800
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 3/23/17	5,000	5,044
New London BAN Series 2016, 2% 3/23/17	4,800	4,835

TOTAL CONNECTICUT		9,879

Illinois - 0.6%
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.99% 7/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	25,100	25,100
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,245
New Jersey - 0.2%
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	7,723	7,862
New York - 3.4%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	14,600	14,756
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	11,300	11,349
Lockport City School District BAN:
Series 2015 A, 2% 8/5/16	8,705	8,714
Series 2015 B, 2% 8/5/16	15,000	15,016
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	54,600	54,804
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	3,500	3,529
Suffolk County Gen. Oblig. TAN 2% 7/27/16	28,400	28,428

TOTAL NEW YORK		136,596

TOTAL MUNICIPAL NOTES
(Cost $185,482)		185,482
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Municipal Cash Central Fund, 0.44% (e)(f)
(Cost $112,386)	112,386,000	112,386
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $3,892,068)		3,982,320
NET OTHER ASSETS (LIABILITIES) - 0.9%		35,904
NET ASSETS - 100%		$4,018,224

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,500,000 or 0.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$59
Total	$59

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.4%
Transportation	11.8%
Special Tax	10.0%
Electric Utilities	9.1%
Health Care	7.5%
Escrowed/Pre-Refunded	5.2%
Others* (Individually Less Than 5%)	14.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,779,682)	$3,869,934
Fidelity Central Funds (cost $112,386)	112,386
Total Investments (cost $3,892,068)		$3,982,320
Cash		58,411
Receivable for investments sold		1,140
Receivable for fund shares sold		8,615
Interest receivable		40,159
Distributions receivable from Fidelity Central Funds		37
Other receivables		7
Total assets		4,090,689
Liabilities
Payable for investments purchased
Regular delivery	$32,000
Delayed delivery	33,111
Payable for fund shares redeemed	4,470
Distributions payable	1,116
Accrued management fee	1,200
Distribution and service plan fees payable	133
Other affiliated payables	403
Other payables and accrued expenses	32
Total liabilities		72,465
Net Assets		$4,018,224
Net Assets consist of:
Paid in capital		$3,928,271
Distributions in excess of net investment income		(63)
Accumulated undistributed net realized gain (loss) on investments		(236)
Net unrealized appreciation (depreciation) on investments		90,252
Net Assets		$4,018,224
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($364,620÷ 33,959 shares)		$10.74
Maximum offering price per share (100/97.25 of $10.74)		$11.04
Class T:
Net Asset Value and redemption price per share ($21,890 ÷ 2,042 shares)		$10.72
Maximum offering price per share (100/97.25 of $10.72)		$11.02
Class C:
Net Asset Value and offering price per share ($61,947 ÷ 5,780 shares)(a)		$10.72
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($3,267,793 ÷ 304,877 shares)		$10.72
Class I:
Net Asset Value, offering price and redemption price per share ($301,974 ÷ 28,158 shares)		$10.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$37,090
Income from Fidelity Central Funds		59
Total income		37,149
Expenses
Management fee	$7,025
Transfer agent fees	2,060
Distribution and service plan fees	812
Accounting fees and expenses	307
Custodian fees and expenses	14
Independent trustees' fees and expenses	9
Registration fees	140
Audit	27
Legal	2
Miscellaneous	13
Total expenses before reductions	10,409
Expense reductions	(22)	10,387
Net investment income (loss)		26,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(227)
Total net realized gain (loss)		(227)
Change in net unrealized appreciation (depreciation) on investment securities		34,279
Net gain (loss)		34,052
Net increase (decrease) in net assets resulting from operations		$60,814

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,762	$57,962
Net realized gain (loss)	(227)	7,031
Change in net unrealized appreciation (depreciation)	34,279	(25,919)
Net increase (decrease) in net assets resulting from operations	60,814	39,074
Distributions to shareholders from net investment income	(26,735)	(58,133)
Distributions to shareholders from net realized gain	–	(7,563)
Total distributions	(26,735)	(65,696)
Share transactions - net increase (decrease)	186,686	(152,171)
Redemption fees	18	42
Total increase (decrease) in net assets	220,783	(178,751)
Net Assets
Beginning of period	3,797,441	3,976,192
End of period	$4,018,224	$3,797,441
Other Information
Distributions in excess of net investment income end of period	$(63)	$(90)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.64	$10.71	$10.68	$10.86	$10.83	$10.62
Income from Investment Operations
Net investment income (loss)A	.059	.129	.153	.158	.164	.198
Net realized and unrealized gain (loss)	.100	(.048)	.046	(.170)	.034	.225
Total from investment operations	.159	.081	.199	(.012)	.198	.423
Distributions from net investment income	(.059)	(.130)	(.153)	(.158)	(.156)	(.205)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.059)	(.151)	(.169)	(.168)	(.168)	(.213)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.64	$10.71	$10.68	$10.86	$10.83
Total ReturnC,D,E	1.50%	.76%	1.87%	(.11)%	1.84%	4.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.79%	.78%	.79%	.77%
Expenses net of fee waivers, if any	.81%H	.81%	.79%	.78%	.79%	.77%
Expenses net of all reductions	.81%H	.81%	.79%	.78%	.78%	.77%
Net investment income (loss)	1.11%H	1.21%	1.42%	1.47%	1.51%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$365	$377	$397	$318	$394	$336
Portfolio turnover rateI	23%H	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.69	$10.66	$10.85	$10.81	$10.60
Income from Investment Operations
Net investment income (loss)A	.061	.134	.157	.162	.166	.199
Net realized and unrealized gain (loss)	.100	(.049)	.046	(.180)	.044	.226
Total from investment operations	.161	.085	.203	(.018)	.210	.425
Distributions from net investment income	(.061)	(.134)	(.157)	(.162)	(.158)	(.207)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.061)	(.155)	(.173)	(.172)	(.170)	(.215)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.62	$10.69	$10.66	$10.85	$10.81
Total ReturnC,D,E	1.52%	.80%	1.91%	(.17)%	1.95%	4.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.76%	.75%	.77%	.76%
Expenses net of fee waivers, if any	.77%H	.77%	.76%	.75%	.77%	.76%
Expenses net of all reductions	.77%H	.77%	.75%	.75%	.76%	.76%
Net investment income (loss)	1.15%H	1.25%	1.46%	1.50%	1.52%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$22	$22	$25	$24	$25	$26
Portfolio turnover rateI	23%H	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.69	$10.66	$10.84	$10.81	$10.60
Income from Investment Operations
Net investment income (loss)A	.019	.050	.072	.077	.082	.117
Net realized and unrealized gain (loss)	.100	(.049)	.046	(.169)	.035	.226
Total from investment operations	.119	.001	.118	(.092)	.117	.343
Distributions from net investment income	(.019)	(.050)	(.072)	(.078)	(.075)	(.125)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.019)	(.071)	(.088)	(.088)	(.087)	(.133)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.62	$10.69	$10.66	$10.84	$10.81
Total ReturnC,D,E	1.12%	.01%	1.11%	(.86)%	1.08%	3.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.56%H	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.56%H	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.56%H	1.55%	1.54%	1.53%	1.53%	1.52%
Net investment income (loss)	.36%H	.47%	.67%	.72%	.76%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$62	$63	$65	$71	$92	$79
Portfolio turnover rateI	23%H	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.69	$10.66	$10.85	$10.81	$10.60
Income from Investment Operations
Net investment income (loss)A	.076	.164	.186	.191	.197	.228
Net realized and unrealized gain (loss)	.090	(.039)	.046	(.180)	.045	.227
Total from investment operations	.166	.125	.232	.011	.242	.455
Distributions from net investment income	(.076)	(.164)	(.186)	(.191)	(.190)	(.237)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.076)	(.185)	(.202)	(.201)	(.202)	(.245)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.63	$10.69	$10.66	$10.85	$10.81
Total ReturnC,D	1.57%	1.18%	2.19%	.10%	2.25%	4.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%G	.48%	.48%	.48%	.47%	.48%
Net investment income (loss)	1.44%G	1.54%	1.73%	1.78%	1.81%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$3,268	$3,058	$3,225	$3,168	$3,624	$3,523
Portfolio turnover rateH	23%G	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.70	$10.67	$10.85	$10.81	$10.61
Income from Investment Operations
Net investment income (loss)A	.073	.156	.179	.184	.191	.224
Net realized and unrealized gain (loss)	.090	(.048)	.046	(.169)	.045	.216
Total from investment operations	.163	.108	.225	.015	.236	.440
Distributions from net investment income	(.073)	(.157)	(.179)	(.185)	(.184)	(.232)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.073)	(.178)	(.195)	(.195)	(.196)	(.240)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.63	$10.70	$10.67	$10.85	$10.81
Total ReturnC,D	1.53%	1.02%	2.12%	.14%	2.19%	4.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.55%	.55%	.54%	.54%	.52%
Expenses net of fee waivers, if any	.55%G	.55%	.55%	.54%	.54%	.52%
Expenses net of all reductions	.55%G	.55%	.54%	.54%	.53%	.52%
Net investment income (loss)	1.37%G	1.47%	1.67%	1.71%	1.76%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$302	$276	$263	$207	$206	$152
Portfolio turnover rateH	23%G	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$91,984
Gross unrealized depreciation	(1,693)
Net unrealized appreciation (depreciation) on securities	$90,291
Tax cost	$3,892,029

The Fund elected to defer to its next fiscal year approximately $6 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $603,781 and $416,156, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$467	$–
Class T	-%	.25%	28	–
Class B	.65%	.25%	1	1
Class C	.75%	.25%	316	33
			$812	$34

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class T	2
Class B(a)	–(b)
Class C(a)	8
$15

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$313.17
Class T	15.13
Class B	–(b)	.10
Class C	52.17
Limited Term Municipal Income	1,450.09
Class I	230.16
	$2,060

 (a) Annualized

 (b) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $8.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$2,065	$4,860
Class T	126	289
Class B	1	2
Class C	113	303
Limited Term Municipal Income	22,492	48,674
Class I	1,938	4,005
Total	$26,735	$58,133
From net realized gain
Class A	$–	$751
Class T	–	45
Class B	–	1
Class C	–	125
Limited Term Municipal Income	–	6,100
Class I	–	541
Total	$–	$7,563

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	7,252	16,831	$77,596	$179,831
Reinvestment of distributions	176	483	1,883	5,154
Shares redeemed	(8,914)	(18,951)	(95,378)	(202,084)
Net increase (decrease)	(1,486)	(1,637)	$(15,899)	$(17,099)
Class T
Shares sold	256	791	$2,730	$8,447
Reinvestment of distributions	11	30	118	316
Shares redeemed	(284)	(1,080)	(3,031)	(11,510)
Net increase (decrease)	(17)	(259)	$(183)	$(2,747)
Class B
Shares sold	3	3	$28	$17
Reinvestment of distributions	–(a)	–(a)	1	3
Shares redeemed	(30)	(14)	(317)	(144)
Net increase (decrease)	(27)	(11)	$(288)	$(124)
Class C
Shares sold	600	1,149	$6,410	$12,246
Reinvestment of distributions	9	34	92	359
Shares redeemed	(803)	(1,330)	(8,574)	(14,162)
Net increase (decrease)	(194)	(147)	$(2,072)	$(1,557)
Limited Term Municipal Income
Shares sold	47,303	66,529	$505,162	$709,164
Reinvestment of distributions	1,556	3,861	16,622	41,135
Shares redeemed	(31,802)	(84,109)	(339,665)	(895,882)
Net increase (decrease)	17,057	(13,719)	$182,119	$(145,583)
Class I
Shares sold	6,990	13,372	$74,692	$142,602
Reinvestment of distributions	144	335	1,543	3,575
Shares redeemed	(4,980)	(12,317)	(53,226)	(131,238)
Net increase (decrease)	2,154	1,390	$23,009	$14,939

 (a) In the amount of less than five hundred shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	.81%
Actual		$1,000.00	$1,015.00	$4.06
Hypothetical-C		$1,000.00	$1,020.84	$4.07
Class T	.77%
Actual		$1,000.00	$1,015.20	$3.86
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class C	1.56%
Actual		$1,000.00	$1,011.20	$7.80
Hypothetical-C		$1,000.00	$1,017.11	$7.82
Limited Term Municipal Income	.48%
Actual		$1,000.00	$1,015.70	$2.41
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class I	.55%
Actual		$1,000.00	$1,015.30	$2.76
Hypothetical-C		$1,000.00	$1,022.13	$2.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund and Institutional Class Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Maturity Diversification

	% of fund's investments	% of fund's investments 6 months ago
1 - 7	46.0	41.1
8 - 30	0.4	0.3
31 - 60	2.0	1.3
61 - 90	1.0	0.3
91 - 180	5.1	5.1
> 180	45.5	51.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	18.4	19.4
Texas	14.9	13.4
New Jersey	6.2	4.6
Michigan	5.1	5.0
Louisiana	4.9	4.3

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.3	13.4
Industrial Development	21.5	21.9
Health Care	13.9	18.7
Synthetics	13.3	9.5
Electric Utilities	12.3	13.4

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	0.4%
AA,A	53.6%
BBB	3.7%
BB and Below	0.7%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	41.3%

As of December 31, 2015
AA,A	55.3%
BBB	4.2%
BB and Below	0.4%
Not Rated	3.2%
Short-Term Investments and Net Other Assets	36.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 58.7%
	Principal Amount	Value
Alabama - 1.3%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
2% 3/1/18	500,000	509,830
3% 3/1/19	550,000	577,242
Series 2016 B, 5% 3/1/19	900,000	991,503
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	3,000,000	3,034,050
Series 2009 E, 1.65%, tender 3/20/17 (a)	725,000	729,169
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/18	1,000,000	1,057,580

TOTAL ALABAMA		6,899,374

Arizona - 1.3%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.25% 7/1/16	85,000	85,000
Series 2011, 3% 8/1/17	125,000	128,071
Series 2013 A, 4% 7/1/16	150,000	150,000
Series B, 4% 8/1/16	150,000	150,416
Arizona Ctfs. of Prtn.:
Series 2008 A:
4% 9/1/16 (FSA Insured)	670,000	673,839
4% 9/1/17 (FSA Insured)	145,000	150,500
5% 9/1/16	225,000	226,656
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	157,943
5% 10/1/18 (FSA Insured)	140,000	152,939
Series 2013 A, 3% 10/1/17	100,000	102,838
Series 2013 B, 5% 10/1/16	655,000	661,956
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	500,000	529,595
Series 2007 A, 5% 1/1/17	355,000	362,569
5% 1/1/19 (Pre-Refunded to 1/1/17 @ 100)	200,000	204,344
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008:
4.375% 9/1/16	55,000	55,349
5.5% 9/1/16	180,000	181,471
Series 2013 A1, 4% 9/1/16	170,000	170,974
Series 2013 A2, 5% 9/1/17	275,000	288,582
Arizona School Facilities Board Rev. 5% 7/1/17 (AMBAC Insured)	125,000	129,831
Arizona State Lottery Rev. Series 2010 A:
3% 7/1/16	175,000	175,000
5% 7/1/16	125,000	125,000
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	393,284
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A, 5% 7/1/16	320,000	320,000
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/16	885,000	885,000
Pima County Swr. Sys. Rev. Series 2008, 4% 7/1/16 (Assured Guaranty Corp. Insured)	150,000	150,000
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	55,000
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/16	250,000	250,915

TOTAL ARIZONA		6,917,072

California - 1.0%
California Health Facilities Fing. Auth. Rev.:
Series 2011 A, 5% 3/1/17	350,000	359,783
Series 2011, 3% 8/15/16	215,000	215,682
4% 3/1/17	500,000	510,890
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2006 A, 1.375%, tender 4/2/18 (a)	2,400,000	2,421,696
Series 2006 D, 4.25%, tender 11/1/16 (FGIC Insured) (a)	575,000	581,647
California Statewide Cmntys. Dev. Auth. Rev. Series 2007 F, 5.25% 7/1/16 (FSA Insured)	600,000	600,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2009 A, 5% 7/1/16	165,000	165,000
Modesto Irrigation District Fing. Auth. Rev. Series 2013, 5% 9/1/16	250,000	251,840

TOTAL CALIFORNIA		5,106,538

Colorado - 0.7%
Colorado Health Facilities Auth. Rev.:
(Parkview Med. Ctr., Inc. Proj.) Series 2012, 4% 9/1/16	735,000	738,579
Series 2008 D1, 5% 10/1/16	75,000	75,779
Series 2011 A:
5% 2/1/17	225,000	230,567
5% 2/1/18	95,000	101,334
Series 2011, 4% 2/1/17	350,000	356,671
5% 9/1/16	225,000	226,460
5.125% 10/1/17	50,000	52,699
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	390,000	396,431
5.125%, tender 11/15/16 (a)	530,000	538,740
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (b)	50,000	52,199
Series 2011 B, 5% 11/15/16 (b)	250,000	253,948
Series 2012 A, 4% 11/15/17 (b)	75,000	78,298
Series 2012 B, 5% 11/15/16	350,000	355,590

TOTAL COLORADO		3,457,295

Connecticut - 4.1%
Connecticut Gen. Oblig.:
Series 2006 E, 5% 12/15/18	175,000	178,406
Series 2006 F, 4% 12/1/16	290,000	294,077
Series 2012 D:
0.93% 9/15/17 (a)	2,000,000	2,004,560
1.18% 9/15/18 (a)	1,945,000	1,944,300
1.33% 9/15/19 (a)	2,045,000	2,051,074
Series 2013 A:
0.96% 3/1/19 (a)	275,000	273,061
5% 10/15/19	800,000	898,976
Series 2013 D:
1.29% 8/15/18 (a)	3,000,000	3,003,510
1.29% 8/15/19 (a)	1,000,000	1,001,840
Series 2014 C, 5% 6/15/17	185,000	192,596
Series 2014 H, 5% 11/15/18	150,000	164,244
Series 2016 B:
5% 5/15/19	2,000,000	2,218,860
5% 5/15/20	1,000,000	1,142,430
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	1,660,000	1,669,147
Series 2010 A2, 1.2%, tender 2/1/19 (a)	100,000	100,786
Series 2011 N, 4% 7/1/16	535,000	535,000
Series 2012 D, 5% 7/1/18	225,000	242,840
Series A:
4% 7/1/16	280,000	280,000
4% 7/1/17	200,000	206,434
Series N:
4% 7/1/17	190,000	196,112
5% 7/1/17	245,000	255,160
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2004 B, 5.25% 7/1/16	310,000	310,000
Series 2007 A, 4% 8/1/16 (AMBAC Insured)	200,000	200,590
New Britain Gen. Oblig. Series 2016 A:
5% 3/1/17	1,000,000	1,027,080
5% 3/1/18	1,000,000	1,067,610
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	200,710

TOTAL CONNECTICUT		21,659,403

District Of Columbia - 0.4%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	300,000	318,999
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/16 (b)	410,000	414,256
Series 2011 C, 4% 10/1/17 (b)	250,000	259,975
Series 2012 A, 5% 10/1/18 (b)	200,000	218,110
Series B 5% 10/1/16 (b)	515,000	520,346
5% 10/1/16 (b)	450,000	454,671

TOTAL DISTRICT OF COLUMBIA		2,186,357

Florida - 3.6%
Broward County Arpt. Sys. Rev. 5% 10/1/16	365,000	368,752
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	250,000	270,348
Broward County School Board Ctfs. of Prtn.:
Series 2004 A, 5.25% 7/1/16 (AMBAC Insured)	360,000	360,000
Series 2006 A, 4.25% 7/1/16 (FSA Insured)	300,000	300,000
Series 2008 A, 5% 7/1/16 (FSA Insured)	230,000	230,000
Series 2012 A, 5% 7/1/16	120,000	120,000
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	530,000	545,381
Series 2011 A1:
5% 6/1/18	580,000	625,675
5% 6/1/19	45,000	50,247
Series 2015 A2, 1.26% 6/1/18 (a)	1,000,000	996,730
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	3,500,000	3,510,150
Florida Board of Ed. Lottery Rev. Series 2010 D, 5% 7/1/16	410,000	410,000
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	185,000	187,503
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	261,523
5% 10/1/18	275,000	297,030
Florida Muni. Pwr. Agcy. Rev.:
(All-Requirements Pwr. Supply Proj.) Series 2015 B, 5% 10/1/17	565,000	594,702
(Stanton Proj.) Series 2008, 5% 10/1/16	225,000	227,347
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	263,750
Series 2010 A, 4% 10/1/16	240,000	242,076
Series 2010 B, 4.25% 10/1/18 (b)	150,000	161,028
6% 10/1/17 (b)	60,000	63,852
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	500,000	529,855
5% 6/1/19	250,000	277,398
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2014 A, 3% 10/1/16	300,000	301,788
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured)	95,000	100,580
5% 6/1/17 (FSA Insured)	140,000	145,278
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/17 (FSA Insured) (b)	240,000	252,463
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	115,000	121,722
Series 2010 B:
5% 10/1/17	285,000	299,982
5% 10/1/18	465,000	507,538
Series 2012 B, 4% 10/1/17	685,000	712,592
Miami-Dade County Expressway Auth.:
Series 2013 A:
4% 7/1/16	575,000	575,000
5% 7/1/17	100,000	104,218
Series 2014 B:
5% 7/1/17	370,000	385,607
5% 7/1/18	590,000	638,852
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 B:
5% 5/1/17	500,000	517,365
5% 5/1/18 (Assured Guaranty Corp. Insured)	300,000	322,596
Series 2015 A, 5% 5/1/20	1,350,000	1,549,652
Series A, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	258,683
Series B, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	620,838
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	570,000	600,324
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	100,712

TOTAL FLORIDA		19,009,137

Georgia - 0.7%
Atlanta Arpt. Rev.:
Series 2011 A, 5% 1/1/17	425,000	434,061
Series 2012 C, 5% 1/1/17 (b)	100,000	102,108
Series 2014 C, 5% 1/1/18 (b)	150,000	159,150
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,905,000	1,911,267
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	210,000	231,057
(Proj. One) Series 2008 A, 5.25% 1/1/18	75,000	80,106
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	45,000	49,305
Series B:
5% 1/1/17	100,000	102,172
6.25% 1/1/17	445,000	457,362
4.25% 1/1/18	100,000	105,331
5% 11/1/17	180,000	190,417
6.25% 1/1/17	115,000	118,195

TOTAL GEORGIA		3,940,531

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	167,578
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (b)	755,000	756,397

TOTAL HAWAII		923,975

Illinois - 8.3%
Chicago Gen. Oblig.:
Series 2007 A, 5% 12/1/16	100,000	101,012
Series 2007 C, 5% 1/1/17	100,000	101,390
Series 2007, 5% 12/1/16 (AMBAC Insured)	125,000	126,265
Series 2008 A, 5% 1/1/18	75,000	76,878
Series 2009 A, 4% 1/1/18	100,000	101,065
5% 1/1/18	205,000	210,133
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2006, 5% 12/1/16	500,000	508,465
Series 2011 C, 5% 12/1/16	1,070,000	1,088,115
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (b)	50,000	50,000
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	362,620
Series 2010 A, 5% 1/1/17	295,000	301,189
Series 2011 B:
4% 1/1/17	100,000	101,613
5% 1/1/17 (b)	135,000	137,792
5% 1/1/17	360,000	367,553
5% 1/1/18 (b)	60,000	63,587
Series B, 5% 1/1/18 (FSA Insured)	180,000	183,982
Chicago Park District Gen. Oblig.:
Series 2008 G, 5% 1/1/17	320,000	326,016
Series 2008 H, 5% 1/1/17	450,000	458,460
Series 2011 D:
4% 1/1/18	375,000	390,079
5% 1/1/17	340,000	346,392
Series 2013 B, 4% 1/1/17	100,000	101,397
Series 2014 D, 4% 1/1/18	500,000	520,105
5% 1/1/17	300,000	305,640
5% 1/1/17	125,000	127,350
Chicago Wastewtr. Transmission Rev.:
Series 2006 A, 4% 1/1/17	100,000	101,387
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	147,720
Series 2008 C, 4% 1/1/17	1,350,000	1,368,725
Series 2010 A, 3% 1/1/18	60,000	61,407
5.5% 1/1/17	375,000	382,920
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	635,000	642,887
Series 2012:
4% 11/1/16	255,000	257,356
5% 11/1/16	325,000	329,037
5% 11/1/16 (FSA Insured)	250,000	253,185
5% 11/1/17 (FSA Insured)	330,000	346,315
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/16	820,000	829,660
5% 11/15/17	1,200,000	1,261,908
Series 2011 A, 4% 11/15/16	1,450,000	1,467,081
Series 2014 A:
5% 11/15/16	295,000	299,528
5% 11/15/17	450,000	473,216
5% 11/15/18	200,000	216,788
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	710,000	746,629
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	2,270,000	2,273,246
Illinois Fin. Auth. Rev.:
Bonds Series E, 5%, tender 5/1/17 (a)	1,025,000	1,061,716
Series 2008 A, 4.375% 7/1/17	250,000	258,660
Series 2008 B, 5.5% 8/15/19	250,000	273,190
Series 2008 D, 5.5% 11/1/18	265,000	285,013
Series 2009 A, 5% 8/15/16	110,000	110,579
Series 2009 B:
4.25% 7/1/16	370,000	370,000
5% 7/1/16	225,000	225,000
Series 2010 A, 5.5% 5/1/17	100,000	103,352
Series 2010:
5% 8/15/16	800,000	803,440
5% 2/15/17	100,000	102,549
Series 2011 A1, 4% 4/1/17	190,000	194,680
Series 2012 A:
5% 8/15/16	100,000	100,523
5% 5/15/17	105,000	108,736
5% 5/15/18	180,000	193,498
Series 2015 A:
5% 11/15/16	1,000,000	1,015,280
5% 11/15/17	125,000	132,008
5% 11/15/18	250,000	273,925
Series 2015 C, 5% 8/15/16	100,000	100,481
Series 2016 A, 5% 7/1/19	600,000	668,742
5% 8/15/17	225,000	235,584
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,254
Series 2004, 5% 11/1/17 (AMBAC Insured)	2,000,000	2,022,280
Series 2006:
5% 1/1/17	100,000	100,309
5% 1/1/18	250,000	250,718
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	448,476
Series 2007 B:
5% 1/1/17	300,000	305,775
5.25% 1/1/18	590,000	622,037
Series 2007, 5% 6/1/17 (FSA Insured)	250,000	258,365
Series 2008, 4.5% 4/1/18	375,000	381,473
Series 2010:
5% 1/1/17	500,000	509,625
5% 1/1/17 (FSA Insured)	675,000	687,994
5% 1/1/18	205,000	215,381
Series 2012, 5% 3/1/17	500,000	512,810
Series 2013, 4% 7/1/16	1,690,000	1,690,000
Series 2014:
3% 2/1/17	350,000	353,924
4% 2/1/17	100,000	101,687
4% 2/1/18	385,000	399,565
3% 1/1/18	500,000	510,685
5% 8/1/16	530,000	531,844
5% 8/1/17	1,775,000	1,843,728
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2007 A, 5.25% 2/1/17 (FGIC Insured)	3,250,000	3,333,103
Illinois Sales Tax Rev. Series 2013, 5% 6/15/17	75,000	78,007
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B1, 5% 12/1/16	250,000	254,398
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A, 5% 12/15/16	610,000	621,736
Series 2012 B, 5% 6/15/18	810,000	826,168
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	64,587
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	73,139
0% 6/15/17 (Escrowed to Maturity)	10,000	9,933
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,388
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	102,037
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	116,737
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/17	795,000	826,220
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (Escrowed to Maturity)	5,000	5,053
Series 2014 A, 5% 10/1/18	500,000	541,555
5% 10/1/16 (FSA Insured)	130,000	131,343
Univ. of Illinois Rev. Series 2000, 0% 4/1/17	100,000	98,935

TOTAL ILLINOIS		43,482,318

Indiana - 1.9%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	132,694
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N, 5% 3/1/17	325,000	334,432
Series 2013 A, 5% 8/15/16	100,000	100,515
Series 2014 A, 3% 12/1/16	275,000	277,761
Indiana Fin. Auth. Rev. (l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (b)	800,000	807,696
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 B, 5% 10/1/16	375,000	378,810
Series 2012 A:
4% 10/1/16	1,005,000	1,012,849
5% 10/1/18	605,000	659,498
Series 2014 A, 4% 10/1/16	550,000	554,296
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	350,000	354,025
Series 2006 B8, 4.1%, tender 11/3/16 (a)	830,000	839,545
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	195,000	196,129
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	179,370
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/20 (b)	2,685,000	3,037,245
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (b)	150,000	150,000
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	655,000	688,929

TOTAL INDIANA		9,703,794

Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	181,433
Series 2014 A, 4% 9/1/16	250,000	251,375

TOTAL KANSAS		432,808

Kentucky - 1.1%
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	215,000	243,915
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	550,000	575,245
Kentucky State Property & Buildings Commission Rev. Series 2016 B, 5% 11/1/19	2,000,000	2,255,620
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	502,605
Series 2003 A, 1.65%, tender 4/3/17 (a)	1,905,000	1,915,249
Series 2007 B, 1.15%, tender 6/1/17 (a)	100,000	100,188

TOTAL KENTUCKY		5,592,822

Louisiana - 1.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	1,350,000	1,400,517
5% 6/1/18	1,500,000	1,613,970
Louisiana Loc Govt. Envirl Facilities Bonds Series 2013, 1.02%, tender 8/1/18 (a)	5,475,000	5,416,418
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	140,000	140,000
Louisiana Pub. Facilities Auth. Rev.:
Series 2009 A, 5% 7/1/17	475,000	494,698
Series 2015, 5% 7/1/18	100,000	107,785

TOTAL LOUISIANA		9,173,388

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2013 A, 3% 8/15/16	685,000	686,966
Montgomery County Gen. Oblig. Series 2008 A, 5% 8/1/16	250,000	250,953

TOTAL MARYLAND		937,919

Massachusetts - 4.2%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5% 7/1/16	420,000	420,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	615,000	654,120
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds 0.96%, tender 1/30/18 (a)	7,530,000	7,512,079
Series 2012 L, 5% 7/1/17	165,000	172,178
Series 2013 F, 4% 7/1/18	405,000	429,081
Series N, 5% 10/1/16	215,000	217,258
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	150,000	150,891
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 0.63%, tender 7/1/20 (a)	5,000,000	4,999,950
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	180,000	176,796
Series 2007 A, 0.887% 11/1/18 (a)	725,000	726,523
Series 2012 D, 0.84% 1/1/18 (a)	1,500,000	1,500,630
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	104,421
Bonds Series 2007 G6, 1.293%, tender 7/7/16 (a)	300,000	299,994
Series 2004 D, 5% 11/15/16	275,000	279,505
Series 2008 E2, 5% 7/1/17	120,000	125,014
Series 2009 D, 5% 7/1/16	620,000	620,000
Series 2010 A, 5% 10/1/16	870,000	879,031
Series 2010 H, 5% 7/1/16	125,000	125,000
Series D, 4.5% 7/1/17 (Escrowed to Maturity)	430,000	446,594
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Proj. 4) Series 2011, 5% 7/1/16	650,000	650,000
(Pwr. Supply Proj. 6) 4% 7/1/16	400,000	400,000
Series 2011, 5% 7/1/16	710,000	710,000
4% 7/1/16	200,000	200,000

TOTAL MASSACHUSETTS		21,799,065

Michigan - 4.8%
Battle Creek School District Series 2016, 5% 5/1/18	1,000,000	1,074,380
Chippewa Valley Schools Series 2016, 5% 5/1/19 (c)	1,730,000	1,913,674
Forest Hills Pub. Schools 4% 5/1/17	580,000	596,188
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	2,000,000	2,217,700
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	765,000	850,757
Lake Orion Cmnty. School District 5% 5/1/19	900,000	999,288
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	535,000	578,260
4% 5/1/20	1,215,000	1,340,655
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	246,919
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	1,000,000	1,106,200
Michigan Fin. Auth. Rev.:
Bonds Series 2015 D1, 0.913%, tender 10/15/18 (a)	1,955,000	1,944,990
Series 2010 A:
5% 12/1/16	440,000	447,740
5% 12/1/18	325,000	357,253
Series 2012, 4% 11/15/17	280,000	292,390
Series 2014, 4% 6/1/18	300,000	318,207
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2006 A, 5% 11/15/17	500,000	507,950
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	400,000	402,508
Series 2010 F1, 2%, tender 5/30/18 (a)	690,000	705,056
Series 2008 A, 5.25% 5/15/17 (Escrowed to Maturity)	250,000	259,583
Series 2012 A, 5% 6/1/17	100,000	103,807
Oakland Univ. Rev.:
Series 2012:
4% 3/1/17	405,000	413,768
4% 3/1/18	130,000	136,904
Series 2013 A, 4% 3/1/18	400,000	421,244
Portage Pub. Schools Series 2016:
5% 5/1/19	525,000	583,695
5% 11/1/19	740,000	835,874
5% 5/1/20	675,000	772,646
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	270,000	294,921
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	440,496
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	375,000	393,435
5% 9/1/18	465,000	504,823
South Lyon Cmnty. Schools Series 2016, 4% 5/1/18	1,000,000	1,060,670
Warren Consolidated School District Series 2016:
4% 5/1/18	550,000	579,156
4% 5/1/19	1,000,000	1,076,510
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	330,000	353,486
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	101,215
Series 2014, 5% 11/15/17	200,000	211,548
Zeeland Pub. Schools:
4% 5/1/18	360,000	380,966
4% 5/1/18 (FSA Insured)	290,000	306,890

TOTAL MICHIGAN		25,131,752

Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series 2010, 4% 8/15/16 (FSA Insured)	465,000	466,739
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (b)	600,000	637,800
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	159,012
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	330,000	350,335
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	296,676
5% 9/1/17	500,000	524,520
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5.25% 1/1/17	180,000	184,075
0% 1/1/18 (AMBAC Insured)	400,000	395,108
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2006 A, 5% 1/1/17 (FSA Insured)	135,000	137,946

TOTAL MINNESOTA		3,152,211

Mississippi - 0.6%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.94% 9/1/17 (a)	3,010,000	3,009,970
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (a)(d)	400,000	400,024

TOTAL MISSISSIPPI		3,409,994

Missouri - 0.2%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (b)	1,000,000	1,000,000
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2010 C, 5% 1/1/17	145,000	148,186
Series 2014, 4% 1/1/17	125,000	127,140
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	90,000	91,773

TOTAL NEBRASKA		367,099

Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2014 B, 5% 7/1/18	595,000	643,772
5% 7/1/17 (AMBAC Insured) (b)	140,000	145,820
Clark County Fuel Tax:
Series 2007, 5.5% 7/1/16	200,000	200,000
Series 2009 A, 3% 12/1/16	75,000	75,753
Clark County School District:
Series 2007 A:
4.5% 6/15/17 (FGIC Insured)	605,000	626,828
4.5% 6/15/19	360,000	382,370
Series 2007 B, 5% 6/15/19	350,000	371,028
Series 2007 C, 5% 6/15/18	350,000	372,334
Series 2008 A:
5% 6/15/17	170,000	176,931
5% 6/15/19	110,000	118,594
Series 2012 A, 5% 6/15/18	250,000	270,645
Series 2013 B, 5% 6/15/17	380,000	395,493
Series 2014 A, 5.5% 6/15/17	360,000	376,362
Series 2014 B, 5.5% 6/15/17	175,000	182,954
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2010 B, 4% 3/1/17	55,000	56,238
Series 2012 B, 5% 6/1/18	70,000	75,762
Nevada Gen. Oblig. 5% 12/1/16	220,000	223,969
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	361,053
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	900,000	902,295

TOTAL NEVADA		5,958,201

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 4% 7/1/16	1,215,000	1,215,000
New Jersey - 5.5%
Middlesex County Gen. Oblig. Series 2007, 4% 6/1/17	195,000	200,977
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011:
5% 7/1/16	200,000	200,000
5% 7/1/17	100,000	104,299
New Jersey Bldg. Auth. State Bldg. Rev. Series 2007 B, 5% 6/15/17	100,000	103,701
New Jersey Econ. Dev. Auth. Rev.:
(N.J. Transit Corp. Ligit Rail Transit Sys. Proj.) Series 2008 A, 5% 5/1/17	150,000	154,857
Series 2008:
5% 3/1/17	280,000	287,246
5% 5/1/18	250,000	265,315
Series 2011 EE:
5% 9/1/18	45,000	47,918
5% 9/1/18 (Escrowed to Maturity)	140,000	152,776
Series 2012, 5% 6/15/17	500,000	517,590
Series 2015 XX, 5% 6/15/19	1,000,000	1,083,190
5% 12/15/17	95,000	99,975
5% 12/15/17 (Escrowed to Maturity)	150,000	159,258
New Jersey Edl. Facilities Auth. Rev.:
(Rowan Univ. Proj.) Series 2007 B, 5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	600,000
Series 2008 D, 5% 7/1/17 (FSA Insured)	1,860,000	1,936,576
Series 2010 H, 5% 7/1/18	125,000	134,603
Series 2011 C, 3% 7/1/18	100,000	103,963
Series 2012 A, 5% 7/1/16	430,000	430,000
Series 2012 B:
3% 7/1/16	250,000	250,000
5% 7/1/18	255,000	274,589
Series 2013 A, 5% 7/1/17	80,000	83,294
New Jersey Edl. Facility:
Series 2015 B, 5% 7/1/19	190,000	211,234
5% 7/1/19	205,000	205,603
New Jersey Gen. Oblig.:
Series 2001 H:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	515,000
5.25% 7/1/17	280,000	291,987
Series 2005 L, 5.25% 7/15/16 (AMBAC Insured)	650,000	651,099
Series 2005 M, 5.5% 7/15/16 (AMBAC Insured)	355,000	355,632
Series 2009 O, 5% 8/1/16	145,000	145,512
Series 2010 Q, 4% 8/15/16	650,000	652,581
Series H, 5.25% 7/1/16	455,000	455,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	78,409
Series 2007, 5% 7/1/18 (Pre-Refunded to 7/1/17 @ 100)	210,000	219,028
Series 2008 A, 5% 7/1/18	4,095,000	4,424,770
Series 2009 A, 5.25% 7/1/16	360,000	360,000
Series 2011:
4% 7/1/16	800,000	800,000
5% 7/1/16	1,150,000	1,150,000
5% 7/1/17	150,000	156,297
Series 2013 A:
3% 7/1/16	190,000	190,000
5% 7/1/18	100,000	108,053
4% 7/1/17	330,000	339,887
4% 7/1/19	245,000	266,646
New Jersey Tpk. Auth. Tpk. Rev. Bonds 1.09%, tender 1/1/18 (a)	5,220,000	5,223,758
New Jersey Trans. Trust Fund Auth.:
Series 2003 B1, 5% 12/15/17	150,000	157,856
Series 2010 D, 5% 12/15/17	790,000	831,372
Series 2011 B, 5% 6/15/18	130,000	138,467
Series 2012 AA, 4% 6/15/18	980,000	1,025,168
5% 6/15/17	250,000	259,253
5% 6/15/17	1,280,000	1,327,373
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,045,180
Rutgers State Univ. Rev. Series 2009 F, 4% 5/1/17	225,000	231,224

TOTAL NEW JERSEY		29,006,516

New York - 1.0%
New York City Gen. Oblig.:
Series 2009 B, 4% 8/1/16	275,000	275,820
Series 2012 I:
4% 8/1/16	200,000	200,596
5% 8/1/16	250,000	250,955
Series 2015 F, 1.06% 2/15/19 (a)	1,000,000	1,002,320
New York Dorm. Auth. Revs. Series 2011 A, 4% 7/1/16	240,000	240,000
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 1.136% 11/1/17 (a)	165,000	165,210
New York Thruway Auth. Gen. Rev.:
Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	68,235
Series II, 5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	665,000	679,278
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/18 (b)	2,000,000	2,123,840
Rochester Gen. Oblig. Series 2012 I, 4% 8/15/16	200,000	200,846

TOTAL NEW YORK		5,207,100

North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 A:
5% 1/15/18	420,000	430,391
5% 1/15/19	125,000	128,106
Series 2009 A, 4% 1/15/17	150,000	152,750
Series 2011 A, 3% 1/15/17	100,000	101,309
Series 2012 A, 5% 1/15/17	100,000	102,356
5% 1/15/17	350,000	358,246
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Escrowed to Maturity)	50,000	54,202
Series 2008 A, 5.25% 1/1/19 (Pre-Refunded to 1/1/18 @ 100)	605,000	646,467
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	133,010
North Carolina Med. Care Cmnty. Health Series 2010, 3% 11/15/16	115,000	115,994
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	200,000	227,710
Series 2012 A, 5% 1/1/17	660,000	674,236
4% 1/1/18	380,000	398,624
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2007, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	190,000	196,758
Series 2010 A, 5% 5/1/17	200,000	207,248
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 B, 1.056%, tender 12/1/17 (a)	550,000	551,991

TOTAL NORTH CAROLINA		4,479,398

Ohio - 1.4%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	211,072
Cleveland State Univ. Gen. Receipts Series 2012, 4% 6/1/17	150,000	154,488
Franklin County Hosp. Facilities Rev. (Nationwide Children's Hosp. Proj.) Series 2012 A, 5% 11/1/16	100,000	101,444
Franklin County Hosp. Rev. Bonds:
(U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	1,075,000	1,121,967
Series 2011 D, 4%, tender 8/1/16 (a)	325,000	325,757
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5% 6/1/18	425,000	458,218
5% 6/1/17	65,000	67,330
Kent State Univ. Revs. Series 2009 B:
5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	62,174
5% 5/1/18 (Assured Guaranty Corp. Insured)	310,000	334,406
Lucas County Hosp. Rev. Series 2011 D, 3% 11/15/16	220,000	221,797
Middleburg Heights Hosp. Rev. Series 2012 A, 3% 8/1/16	150,000	150,288
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. (Administrative Knowledge Sys. Proj.) Series 2014 A, 5% 9/1/16	250,000	251,853
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	164,196
Series 2010 A, 5% 1/15/18	360,000	383,098
5% 12/1/16	210,000	213,667
Ohio Hosp. Rev.:
Series 2012 A, 5% 1/15/17	430,000	439,787
Series 2013 A, 5% 1/15/17	615,000	628,997
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,130,000	1,285,047
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	480,000	528,523

TOTAL OHIO		7,104,109

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16 (Escrowed to Maturity)	290,000	291,424
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/16	270,000	275,389

TOTAL OKLAHOMA		566,813

Oregon - 0.2%
Oregon Facilities Auth. Rev. (Legacy Health Proj.):
Series 2011 A, 5.25% 5/1/19	100,000	112,171
Series 2012 A, 5% 5/1/17	415,000	429,587
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	80,000	86,574
Portland Swr. Sys. Rev. Series 2013 A, 5% 8/1/16	225,000	225,866

TOTAL OREGON		854,198

Pennsylvania - 3.8%
Allegheny County Arpt. Auth. Rev.:
Series 2007 B:
5% 1/1/17 (FSA Insured)	560,000	571,637
5% 1/1/18 (FSA Insured)	1,150,000	1,220,863
Series 2010 A, 5% 1/1/17 (FSA Insured) (b)	465,000	474,546
Series B, 5% 1/1/19 (FSA Insured)	215,000	227,917
5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,245,000	1,270,261
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	235,000	248,759
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	255,000	267,717
Series 2010 A, 5% 5/15/18	220,000	237,433
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (a)	350,000	351,061
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (a)	1,105,000	1,105,751
Monroeville Fin. Auth. UPMC Rev.:
Series 2012:
4% 2/15/17	355,000	362,359
4% 2/15/18	160,000	168,482
Series 2014 B, 3% 2/1/19	195,000	205,581
Montgomery County Indl. Dev. 4% 10/1/17	500,000	520,585
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	77,841
Series 2009 A, 5% 6/1/18	130,000	140,135
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A:
4% 2/1/17	350,000	356,794
4% 2/1/18	395,000	415,437
4% 2/1/19	100,000	107,962
Pennsylvania Gen. Oblig.:
Series 2006, 4% 9/1/17	300,000	301,656
Series 2007 A, 5% 11/1/17	250,000	264,160
Series 2008:
5% 5/15/17	1,020,000	1,058,179
5% 2/15/18	165,000	176,106
Series 2009 1, 5% 3/15/18	120,000	128,472
Series 2011, 5% 7/1/18	225,000	243,119
Series 2012, 5% 6/1/18	300,000	323,685
Series 2013, 5% 4/1/17	250,000	258,045
Series 2014, 5% 7/1/18	235,000	253,925
Series 2015, 5% 3/15/18	875,000	936,775
4% 9/1/16	475,000	477,722
4% 9/1/19	250,000	251,243
5% 3/1/17	440,000	452,593
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 1, 5% 4/1/18	255,000	273,289
Series 2010 E:
5% 5/15/18	400,000	431,696
5% 5/15/19	610,000	680,778
Series 2012, 4% 4/1/18	200,000	210,904
Philadelphia Arpt. Rev.:
Series 2007 B, 5% 6/15/17 (FSA Insured) (b)	2,325,000	2,414,629
Series 2010 C, 5% 6/15/18 (b)	445,000	479,229
Series 2011 A, 5% 6/15/18 (b)	200,000	215,384
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,328,422
Philadelphia Gas Works Rev. Eighth Series A, 5% 8/1/16	100,000	100,361
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (The Children's Hosp. of Philadelphia Proj.) Series 2007 A, 4.25% 7/1/16	250,000	250,000

TOTAL PENNSYLVANIA		19,841,493

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	635,000	707,466
South Carolina - 0.4%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,075,000	1,173,062
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C:
5% 1/1/17 (Escrowed to Maturity)	190,000	194,127
5% 1/1/18 (FSA Insured)	125,000	127,771
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	90,000	91,955
Series 2010 B, 5% 1/1/18	290,000	307,870
Series 2015 A, 5% 1/1/19 (FSA Insured)	325,000	331,945

TOTAL SOUTH CAROLINA		2,226,730

Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2011 A1, 5% 7/1/17 (b)	30,000	31,132
Series 2011 C, 5% 7/1/19 (b)	280,000	310,332

TOTAL TENNESSEE		341,464

Texas - 4.0%
Brownsville Util. Sys. Rev. Series 2015:
5% 9/1/17	270,000	283,241
5% 9/1/18	1,000,000	1,085,640
Corpus Christi Util. Sys. Rev.:
Bonds Series 2015 B, 2%, tender 7/15/17 (a)	4,465,000	4,491,120
Series 2012, 3% 7/15/16	200,000	200,198
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
4% 11/1/17	200,000	208,950
5% 11/1/16	500,000	507,105
Series 2013 D, 5% 11/1/16	325,000	329,618
Series 2013 E, 5% 11/1/17 (b)	165,000	174,210
Series 2014 A:
3% 11/1/16 (b)	180,000	181,399
3% 11/1/17 (b)	185,000	190,478
Series 2014 D, 5% 11/1/16 (b)	250,000	253,535
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/16	110,000	111,176
Bonds Series 2014 B, 0.99%, tender 12/1/19 (a)	500,000	497,335
Series 2013 A:
4% 12/1/16	810,000	821,057
4% 12/1/18	420,000	451,294
5% 12/1/17	375,000	397,305
Harris County Gen. Oblig. Series 2008 A, 4.25% 8/15/16	250,000	251,158
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A5, 5% 7/1/16 (FSA Insured)	1,050,000	1,050,000
Series 2005 A6, 5% 7/1/16 (FSA Insured)	695,000	695,000
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	375,000	375,000
Series 2011 A:
5% 7/1/18 (b)	100,000	107,703
5% 7/1/19 (b)	685,000	761,768
Series 2012 A, 5% 7/1/18 (b)	90,000	96,933
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	625,248
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	85,612
Houston Gen. Oblig. Series 2014 A, 5% 3/1/19	300,000	332,001
Houston Util. Sys. Rev. Bonds 1.16%, tender 7/7/16 (a)	775,000	773,156
Lewisville Independent School District Series 2006, 4.5% 8/15/17	380,000	381,680
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2006 A, 5% 5/15/18	535,000	535,337
Series 2008:
5% 5/15/18	375,000	404,790
5.5% 5/15/19	135,000	146,286
Series 2010 4% 5/15/18	250,000	265,253
Series 2011 A 5% 5/15/17	165,000	171,176
Series 2012 B, 5% 5/15/17	100,000	103,743
Series 2014, 5% 5/15/18	245,000	264,463
Series 2015 D:
4% 5/15/17	180,000	185,198
5% 5/15/17	390,000	404,598
Series 2015, 4% 5/15/17	240,000	246,931
5% 5/15/19	495,000	553,331
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	100,000	102,707
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	63,230
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2011 A, 5% 11/15/16	200,000	203,188
Series 2014, 5% 12/1/16	125,000	127,275
Texas Gen. Oblig.:
Series 2010 B, 5% 8/1/16	150,000	150,575
Series 2010, 5% 8/1/16	300,000	301,149
Texas Muni. Pwr. Agcy. Rev.:
Series 2010, 5% 9/1/16	200,000	201,422
0% 9/1/16	840,000	839,227

TOTAL TEXAS		20,988,799

Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2007 A, 5% 7/1/16	390,000	390,000
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	1,500,000	1,526,100
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	140,000	150,986
Energy Northwest Wind Proj. Rev. Series 2014, 5% 7/1/16	160,000	160,000
Port of Seattle Rev.:
Series 2010 C:
5% 2/1/17 (b)	185,000	189,501
5% 2/1/18 (b)	840,000	893,684
Series 2012 A:
4% 8/1/17	100,000	103,488
5% 8/1/16	1,050,000	1,053,896
Series 2012 B, 4% 8/1/17 (b)	115,000	118,948
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	240,000	247,817
Washington Gen. Oblig.:
Series 2000 S5, 0% 1/1/17	200,000	199,390
Series 2004 C, 0% 6/1/18	210,000	207,148
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	815,000	806,581
Washington Health Care Facilities Auth. Rev.:
Series 2011 B, 5% 10/1/16	585,000	591,061
Series 2014, 5% 3/1/18	225,000	240,482
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	100,000	98,563

TOTAL WASHINGTON		5,061,545

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalacian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	250,000	261,570
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (a)(b)	275,000	275,424
1.9%, tender 4/1/19 (a)	530,000	533,949

TOTAL WEST VIRGINIA		1,070,943

Wisconsin - 1.2%
Milwaukee County Arpt. Rev.:
Series 2005 A, 5.25% 12/1/16 (FSA Insured) (b)	480,000	488,765
Series 2007 A, 5% 12/1/17 (b)	200,000	203,468
Series 2010 B, 5% 12/1/16 (b)	550,000	559,493
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B:
4%, tender 3/1/18 (a)	695,000	731,675
4%, tender 5/30/19 (a)	655,000	712,201
Series 2013 A, 5% 11/15/18	160,000	175,786
Series 2014 A, 5% 11/15/16	445,000	451,849
4% 12/15/16	250,000	253,743
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	56,780
Bonds Series 2009 B, 5.125%, tender 8/15/16 (a)	845,000	849,276
Series 2012 A, 5% 7/15/16	500,000	500,865
Series 2012 B:
5% 8/15/16	510,000	512,642
5% 8/15/18	500,000	543,705
5% 10/1/16	335,000	338,437

TOTAL WISCONSIN		6,378,685

TOTAL MUNICIPAL BONDS
(Cost $306,425,341)		307,207,412

Municipal Notes - 44.9%
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	2,903,000	$2,903,000
Mobile County Board of School Commissioners TAN Series 2016 A, 2% 3/1/17	350,000	353,024

TOTAL ALABAMA		3,256,024

Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.73% 7/7/16, VRDN (a)(b)	5,900,000	5,900,000
California - 1.1%
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 0.71% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	5,000,000	5,000,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 0.83% 7/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	800,000	800,000

TOTAL CALIFORNIA		5,800,000

Colorado - 0.3%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 0.6% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,530,000	1,530,000
Connecticut - 0.1%
New London BAN Series 2016, 2% 3/23/17	500,000	503,675
Delaware - 3.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.63% 7/1/16, VRDN (a)(b)	18,600,000	18,599,966
Idaho - 0.8%
Ammon Urban Renewal Agcy. Rev. Series A, 0.5% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	845,000	845,000
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 0.6% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,830,000	1,830,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 0.73% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	1,500,000	1,500,000

TOTAL IDAHO		4,175,000

Illinois - 10.1%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Putters 4360, 0.66% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.91% 7/7/16 (Liquidity Facility Citibank NA) (a)(e)	9,375,000	9,375,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.81% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1115, 0.72% 7/7/16 (Liquidity Facility Deutsche Bank AG) (a)(e)	18,075,000	18,075,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (R. A. Zweig, Inc. Proj.) 1% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	650,000	650,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 0.72% 7/7/16 (Liquidity Facility Deutsche Bank AG) (a)(e)	8,900,000	8,900,000
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.99% 7/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	7,825,000	7,825,000

TOTAL ILLINOIS		52,825,000

Indiana - 0.8%
Allen County Econ. Dev. Rev. (DeBrand, Inc. Proj.) 0.91% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	1,380,000	1,380,000
Indiana Health Facility Fing. Auth. Rev. (Anthony Wayne Rehabilitation for Hanicapped and Blind, Inc. Proj.) Series 2011, 0.5% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,050,000	2,050,000

TOTAL INDIANA		4,030,000

Kentucky - 0.2%
Bardstown Indl. Rev. (JAV Invt. LLC Proj.) Series 2001, 0.91% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	311,142
Lexington-Fayette Urban County K Series 1998, 0.74% 7/7/16, LOC PNC Bank NA, VRDN (a)	335,000	335,000

TOTAL KENTUCKY		846,142

Louisiana - 3.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 7/7/16, VRDN (a)	7,000,000	7,000,000
Series 2010 B1, 0.7% 7/7/16, VRDN (a)	9,560,000	9,560,000

TOTAL LOUISIANA		16,560,000

Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.72% 7/7/16 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,815,000	2,815,000
Michigan - 0.3%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.8% 7/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	965,000	965,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Press-Way, Inc. Proj.) Series 1998, 0.74% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	700,000	700,000

TOTAL MICHIGAN		1,665,000

Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 0.61% 7/7/16, LOC Cap. One Bank, VRDN (a)(b)	1,000,000	1,000,000
Nevada - 3.3%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 0.71% 7/7/16 (Liquidity Facility Citibank NA) (a)(e)	16,600,000	16,600,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 0.6% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	670,000	670,000

TOTAL NEVADA		17,270,000

New Jersey - 0.7%
Jersey City Gen. Oblig. BAN 1% 12/9/16	1,025,000	1,025,564
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	1,100,000	1,119,844
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 0.8% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	1,750,725	1,750,725

TOTAL NEW JERSEY		3,896,133

New York - 1.9%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	1,846,812	1,866,517
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	1,000,000	1,004,320
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 0.72% 7/7/16, LOC Bank of America NA, VRDN (a)	570,000	570,000
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 1997 A, 0.85% 7/7/16, VRDN (a)	5,715,000	5,715,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
0.79% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	335,000	335,000
0.79% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	525,000	525,000

TOTAL NEW YORK		10,015,837

North Carolina - 3.7%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.73% 7/7/16, VRDN (a)(b)	14,800,000	14,800,000
Series 2000 B, 0.68% 7/7/16, VRDN (a)(b)	4,400,000	4,400,000

TOTAL NORTH CAROLINA		19,200,000

Ohio - 0.7%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.83% 7/7/16, LOC PNC Bank NA, VRDN (a)	70,000	70,000
Marietta BAN 1.5% 5/12/17	3,475,000	3,489,213

TOTAL OHIO		3,559,213

Pennsylvania - 0.1%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 0.6% 7/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	750,000	750,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.7% 7/7/16, VRDN (a)(b)	600,000	600,000
Texas - 10.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (a)	10,000,000	10,000,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	10,230,000	10,230,000
Series 2009 B, 0.54% 7/1/16, VRDN (a)	2,830,000	2,830,000
Series 2009 C, 0.54% 7/1/16, VRDN (a)	4,900,000	4,900,000
Series 2010 B, 0.54% 7/1/16, VRDN (a)	3,350,000	3,350,000
Series 2010 C, 0.54% 7/1/16, VRDN (a)	4,500,000	4,500,000
Series 2010 D:
0.54% 7/1/16, VRDN (a)	7,300,000	7,300,000
0.54% 7/1/16, VRDN (a)	13,980,000	13,980,000

TOTAL TEXAS		57,090,000

Washington - 0.2%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 0.55% 7/7/16, LOC KeyBank NA, VRDN (a)	810,000	810,000
Wisconsin - 0.4%
Crosse Dev. Rev. Series 2008, 0.5% 7/7/16, LOC Wells Fargo Bank NA, VRDN (a)	935,000	935,000
Kimberly Dev. Rev. (Fox Cities YMCA Proj.) Series 2002, 0.77% 7/7/16, LOC BMO Harris Bank NA, VRDN (a)	200,000	200,000
Milwaukee Redev. Auth. Rev. Series 2001, 0.7% 7/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	625,000	625,000
River Falls Indl. Dev. Rev. 0.83% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	460,000	460,000

TOTAL WISCONSIN		2,220,000

TOTAL MUNICIPAL NOTES
(Cost $234,913,969)		234,916,990
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $541,339,310)		542,124,402
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(18,744,773)
NET ASSETS - 100%		$523,379,629

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $400,024 or 0.1% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	22.3%
Industrial Development	21.5%
Health Care	13.9%
Synthetics	13.3%
Electric Utilities	12.3%
Transportation	8.9%
Education	5.5%
Others* (Individually Less Than 5%)	2.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $541,339,310)		$542,124,402
Receivable for fund shares sold		1,977,341
Interest receivable		3,316,143
Receivable from investment adviser for expense reductions		39,196
Other receivables		28
Total assets		547,457,110
Liabilities
Payable to custodian bank	$2,399,234
Payable for investments purchased
Regular delivery	18,464,736
Delayed delivery	1,894,938
Payable for fund shares redeemed	1,102,057
Distributions payable	68,332
Accrued management fee	123,536
Other affiliated payables	24,648
Total liabilities		24,077,481
Net Assets		$523,379,629
Net Assets consist of:
Paid in capital		$522,466,380
Undistributed net investment income		13,308
Accumulated undistributed net realized gain (loss) on investments		114,849
Net unrealized appreciation (depreciation) on investments		785,092
Net Assets		$523,379,629
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($102,498,833 ÷ 10,192,720 shares)		$10.06
Institutional Class:
Net Asset Value, offering price and redemption price per share ($420,880,796 ÷ 41,851,894 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$1,894,465
Expenses
Management fee	$654,241
Transfer agent fees	129,787
Independent trustees' fees and expenses	934
Miscellaneous	338
Total expenses before reductions	785,300
Expense reductions	(201,517)	583,783
Net investment income (loss)		1,310,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	114,849
Total net realized gain (loss)		114,849
Change in net unrealized appreciation (depreciation) on investment securities		719,833
Net gain (loss)		834,682
Net increase (decrease) in net assets resulting from operations		$2,145,364

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,310,682	$1,045,098
Net realized gain (loss)	114,849	28,825
Change in net unrealized appreciation (depreciation)	719,833	(55,919)
Net increase (decrease) in net assets resulting from operations	2,145,364	1,018,004
Distributions to shareholders from net investment income	(1,304,547)	(1,037,794)
Distributions to shareholders from net realized gain	–	(35,775)
Total distributions	(1,304,547)	(1,073,569)
Share transactions - net increase (decrease)	157,802,143	176,194,534
Total increase (decrease) in net assets	158,642,960	176,138,969
Net Assets
Beginning of period	364,736,669	188,597,700
End of period	$523,379,629	$364,736,669
Other Information
Undistributed net investment income end of period	$13,308	$7,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.04	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.026	.032	.015	.002
Net realized and unrealized gain (loss)	.020	–C	.021	.020
Total from investment operations	.046	.032	.036	.022
Distributions from net investment income	(.026)	(.031)	(.015)	(.002)
Distributions from net realized gain	–	(.001)	(.001)	–
Total distributions	(.026)	(.032)	(.016)	(.002)
Net asset value, end of period	$10.06	$10.04	$10.04	$10.02
Total ReturnD,E	.46%	.32%	.36%	.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.35%H	.39%	.40%	.40%H
Expenses net of all reductions	.35%H	.39%	.40%	.40%H
Net investment income (loss)	.52%H	.32%	.15%	.11%H
Supplemental Data
Net assets, end of period (000 omitted)	$102,499	$73,914	$45,107	$22,205
Portfolio turnover rateI	46%H	32%	51%	- %J,K

 A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.04	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.031	.042	.025	.004
Net realized and unrealized gain (loss)	.020	–C	.021	.020
Total from investment operations	.051	.042	.046	.024
Distributions from net investment income	(.031)	(.041)	(.025)	(.004)
Distributions from net realized gain	–	(.001)	(.001)	–
Total distributions	(.031)	(.042)	(.026)	(.004)
Net asset value, end of period	$10.06	$10.04	$10.04	$10.02
Total ReturnD,E	.51%	.42%	.46%	.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%H
Expenses net of fee waivers, if any	.25%H	.29%	.30%	.30%H
Expenses net of all reductions	.25%H	.29%	.30%	.30%H
Net investment income (loss)	.62%H	.42%	.25%	.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$420,881	$290,823	$143,491	$27,963
Portfolio turnover rateI	46%H	32%	51%	- %J,K

 A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than .005%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$876,425
Gross unrealized depreciation	(85,113)
Net unrealized appreciation (depreciation) on securities	$791,312
Tax cost	$541,333,090

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $129,797,791 and $51,932,350, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$41,494
Institutional Class	88,293
$129,787

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $338 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$21,692
Institutional Class	.25%	179,746
		$201,438

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $79.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Conservative Income Municipal Bond	$215,420	$167,696
Institutional Class	1,089,127	870,098
Total	$1,304,547	$1,037,794
From net realized gain
Conservative Income Municipal Bond	$–	$7,215
Institutional Class	–	28,560
Total	$–	$35,775

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Conservative Income Municipal Bond
Shares sold	4,924,542	5,228,688	$49,495,393	$52,487,644
Reinvestment of distributions	16,159	12,669	162,449	127,195
Shares redeemed	(2,112,748)	(2,370,994)	(21,234,133)	(23,803,845)
Net increase (decrease)	2,827,953	2,870,363	$28,423,709	$28,810,994
Institutional Class
Shares sold	22,151,759	26,484,896	$222,617,524	$265,900,155
Reinvestment of distributions	81,131	67,293	815,641	675,635
Shares redeemed	(9,358,084)	(11,871,797)	(94,054,731)	(119,192,250)
Net increase (decrease)	12,874,806	14,680,392	$129,378,434	$147,383,540

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$1,004.60	$1.74
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,005.10	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CMB-SANN-0816
1.967795.102

Fidelity® Michigan Municipal Income Fund and Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.4	36.1
Health Care	18.3	17.0
Escrowed/Pre-Refunded	12.0	13.8
Education	11.8	7.4
Transportation	7.2	5.7

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	4.0%
AA,A	80.9%
BBB	1.3%
BB and Below	0.4%
Not Rated	5.3%
Short-Term Investments and Net Other Assets	8.1%

As of December 31, 2015
AAA	4.9%
AA,A	85.1%
BBB	1.1%
BB and Below	1.0%
Not Rated	5.5%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.9%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$1,045,000	$1,054,510
Series 2006 A, 5% 10/1/23	1,000,000	1,007,680
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	950,000	958,189
6.25% 10/1/34 (a)	1,000,000	1,234,570
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,412,115

TOTAL GUAM		5,667,064

Michigan - 90.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,575,000	1,706,119
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,053,000	1,168,030
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,707,488
5% 5/1/36	1,500,000	1,807,275
5% 5/1/37	1,175,000	1,412,315
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,229,950
5% 11/1/26	1,000,000	1,218,560
5% 11/1/27	700,000	848,470
5% 11/1/28	250,000	302,825
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,131,401
5% 5/1/29	1,250,000	1,548,363
5% 5/1/30	1,250,000	1,537,025
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,072,578
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,805,918
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,216,860
5% 5/1/33	1,000,000	1,213,140
5% 5/1/34	1,075,000	1,309,135
5% 5/1/35	775,000	938,742
Series 2016:
5% 5/1/25 (b)	1,420,000	1,788,604
5% 5/1/26 (b)	1,415,000	1,801,946
5% 5/1/27 (b)	555,000	701,698
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,847,145
5% 5/1/28	1,735,000	2,149,127
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	6,563,850
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,865,050
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,175,416
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,527,834
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,812,012
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,005,500
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,158,865
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,016,300
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,149,480
5% 10/1/22 (FSA Insured)	1,000,000	1,166,740
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,604,219
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,570
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,690,130
5% 5/1/26 (FSA Insured)	1,385,000	1,723,175
5% 5/1/27 (FSA Insured)	1,425,000	1,749,644
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,779,905
5% 5/1/19	1,375,000	1,529,550
5% 5/1/20	1,575,000	1,806,021
5% 5/1/21	1,575,000	1,851,995
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,778,621
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,375,000
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,526,190
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,515,212
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,415,045
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,475,388
Series 2014:
5% 1/1/27	1,300,000	1,600,365
5% 1/1/29	800,000	978,544
5% 1/1/30	2,000,000	2,436,960
Series 2016, 5% 1/1/37	1,250,000	1,545,775
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,290,180
Series 2014 A, 5% 7/1/47	1,400,000	1,594,334
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	528,000
Series 2008, 5% 12/1/33 (Pre-Refunded to 6/1/18 @ 100)	5,000,000	5,410,600
Series 2014 B:
5% 12/1/25	500,000	618,530
5% 12/1/26	1,900,000	2,355,411
5% 12/1/28	1,800,000	2,214,162
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	531,560
5.25% 5/1/21 (FSA Insured)	2,000,000	2,153,600
5.25% 5/1/24 (FSA Insured)	2,100,000	2,260,881
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,398,242
4% 5/1/25	500,000	572,705
5% 5/1/20	1,000,000	1,143,040
5% 5/1/22	600,000	717,336
5.25% 5/1/41	1,750,000	1,995,333
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,075,792
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,479,005
Kalamazoo Pub. Schools 5% 5/1/17 (FSA Insured)	1,595,000	1,603,565
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,893,556
5% 1/1/29	4,390,000	5,542,199
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	6,083,450
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,123,730
4% 5/1/22	1,000,000	1,140,000
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,750,020
5% 5/1/23	1,500,000	1,746,975
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,334,021
5% 5/1/25	3,275,000	4,135,179
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,878,450
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,364,679
5% 5/1/25	1,540,000	1,833,586
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,456,286
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,537,190
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,504,828
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,725,930
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,481,111
5% 5/1/29	1,430,000	1,743,699
5% 5/1/31	500,000	605,800
5% 5/1/32	1,000,000	1,206,770
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	986,833
5% 7/1/30	900,000	1,134,018
5% 7/1/31	780,000	979,618
5% 7/1/32	1,000,000	1,250,820
5% 7/1/33	705,000	878,247
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,761,915
Series 2015 I, 5% 4/15/29	7,000,000	8,769,530
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,246,960
Series IA:
5.375% 10/15/41	3,000,000	3,476,700
5.5% 10/15/45	10,000,000	11,640,100
5% 4/15/33	5,000,000	6,168,650
5% 4/15/38	3,000,000	3,650,610
6% 10/15/38	1,970,000	2,173,560
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,390,328
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,440,888
5% 1/1/40	3,000,000	3,408,030
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,175,220
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,507,900
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	152,388
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	12,790,000	15,592,289
Series 2012 B, 5% 7/1/22	2,600,000	2,610,738
Series 2012:
5% 11/15/24	660,000	800,917
5% 11/15/25	1,000,000	1,208,110
5% 11/1/26	6,425,000	7,677,425
5% 11/15/26	800,000	961,120
5% 11/15/36	6,200,000	7,244,700
5% 11/1/42	2,000,000	2,300,620
5% 11/15/42	4,500,000	5,226,300
Series 2013:
5% 10/1/25	1,255,000	1,521,361
5% 8/15/30	4,105,000	4,896,157
5% 8/15/31	2,310,000	2,746,798
Series 2014 H1:
5% 10/1/22	1,000,000	1,177,800
5% 10/1/25	2,250,000	2,781,315
5% 10/1/39	8,600,000	10,170,016
Series 2014:
5% 6/1/25	1,000,000	1,239,710
5% 6/1/26	700,000	861,987
5% 6/1/27	700,000	855,652
Series 2015 C:
5% 7/1/26	570,000	695,850
5% 7/1/27	1,215,000	1,470,077
5% 7/1/28	1,500,000	1,806,825
5% 7/1/35	1,000,000	1,172,850
Series 2015 D1:
5% 7/1/34	1,250,000	1,485,713
5% 7/1/35	500,000	592,530
Series 2015:
5% 11/15/26	2,250,000	2,803,680
5% 11/15/27	3,500,000	4,322,815
5% 11/15/28	1,835,000	2,258,059
Series 2016 A, 5% 11/1/44	6,000,000	7,162,860
Series 2016, 5.25% 12/1/41	4,000,000	5,003,400
Series MI, 5.5% 12/1/28	5,000,000	6,486,800
5% 12/1/27	1,090,000	1,259,495
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,771
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,244,300
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,015,900
Series 2009, 5.25% 11/15/24	3,000,000	3,418,950
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,525,809
Series 2012 A, 5% 6/1/24	2,765,000	3,318,332
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,305,600
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,041,320
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	565,891
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (c)	6,200,000	6,266,836
Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,500,000	5,680,840
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,503,804
5% 11/15/18	500,000	528,660
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,296,246
5% 11/15/19	290,000	307,029
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	751,294
5% 11/15/20	575,000	609,494
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,507,878
5% 11/15/31	1,450,000	1,533,723
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,756,468
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	988,224
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	187,379
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23	385,000	435,362
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,369,204
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,260,271
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	1,982,681
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,281,540
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Pre-Refunded to 11/1/16 @ 100)	420,000	426,077
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	490,000	497,090
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,147,361
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,389,726
5% 3/1/25	1,225,000	1,454,320
5% 3/1/26	1,290,000	1,530,727
5% 3/1/37	4,000,000	4,654,560
Series 2013 A:
5% 3/1/25	995,000	1,209,074
5% 3/1/26	1,620,000	1,965,125
5% 3/1/27	815,000	988,057
5% 3/1/38	2,900,000	3,431,425
Series 2014:
5% 3/1/28	335,000	404,131
5% 3/1/29	525,000	630,457
5% 3/1/39	3,000,000	3,544,560
Series 2016:
5% 3/1/41	3,000,000	3,625,290
5% 3/1/47	5,000,000	6,013,700
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,091,396
5.25% 5/1/27 (FSA Insured)	1,135,000	1,218,105
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,021,286
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,067,800
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,357,750
Portage Pub. Schools:
Series 2008, 5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	4,300,000	4,638,539
Series 2016:
5% 11/1/32	2,500,000	3,090,200
5% 11/1/34	1,250,000	1,537,688
5% 11/1/35	1,300,000	1,594,086
5% 11/1/39	755,000	918,420
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,210,915
5% 5/1/38 (FSA Insured)	1,000,000	1,057,370
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,490,583
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,611,143
5% 5/1/29	1,625,000	2,037,864
5% 5/1/30	1,700,000	2,121,668
5% 5/1/31	1,500,000	1,866,045
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (Pre-Refunded to 5/1/18 @ 100)	3,975,000	4,287,952
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	966,412
5% 5/1/25	1,000,000	1,257,070
5% 5/1/26	1,385,000	1,723,175
5% 5/1/24	570,000	706,224
5% 5/1/25	1,640,000	2,061,595
5% 5/1/26	1,715,000	2,133,752
5% 5/1/27	1,795,000	2,212,050
5% 5/1/28	1,885,000	2,326,373
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,249,179
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,978,925
Series 2014 D:
5% 9/1/26	1,000,000	1,225,390
5% 9/1/27	1,175,000	1,430,469
5% 9/1/28	1,870,000	2,264,720
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,641,550
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,754,577
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,060,424
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,132,620
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,924,178
5% 5/1/24	3,200,000	3,978,016
5% 5/1/25	2,355,000	2,971,351
Univ. of Michigan Rev. Series 2015, 5% 4/1/46	5,000,000	6,250,600
Warren Consolidated School District Series 2016:
5% 5/1/23	810,000	968,728
5% 5/1/33	5,410,000	6,507,851
5% 5/1/34	5,630,000	6,750,933
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,444,365
5% 12/1/25	5,120,000	6,120,243
Series 2011 A, 5% 12/1/21 (a)	5,000,000	5,775,550
Series 2012 A:
5% 12/1/22	2,220,000	2,670,083
5% 12/1/23	2,300,000	2,767,866
Series 2014 C:
5% 12/1/29 (a)	720,000	859,255
5% 12/1/31 (a)	860,000	1,013,450
5% 12/1/34 (a)	1,655,000	1,923,209
Series 2015 F, 5% 12/1/27 (a)	4,810,000	5,852,471
Series 2015 G:
5% 12/1/35	5,435,000	6,607,819
5% 12/1/36	5,760,000	6,981,350
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,993,523
5% 5/1/26	2,000,000	2,312,140
Series 2014 1:
5% 5/1/30	725,000	870,080
5% 5/1/32	500,000	593,735
5% 5/1/34	900,000	1,068,723
5% 5/1/35	250,000	296,083
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (Pre-Refunded to 5/15/18 @ 100)	5,280,000	5,699,443
Series 2014:
5% 11/15/17	45,000	47,598
5% 11/15/25	320,000	396,883
5% 11/15/26	400,000	494,360
5% 11/15/28	650,000	792,682
5% 11/15/29	750,000	910,793
5% 11/15/30	855,000	1,034,670
5% 11/15/31	700,000	843,542
Series 2015 A:
5% 11/15/26	1,000,000	1,248,850
5% 11/15/28	2,505,000	3,098,485
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,462,442
5% 5/1/38	5,670,000	6,913,828
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,220,630
5% 5/1/28 (FSA Insured)	500,000	607,635
5% 5/1/29 (FSA Insured)	1,000,000	1,209,060
5% 5/1/30 (FSA Insured)	1,000,000	1,204,640

TOTAL MICHIGAN		648,592,033

Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,672,815
Series 2009 B, 5% 10/1/25	1,200,000	1,308,876

TOTAL VIRGIN ISLANDS		2,981,691

TOTAL MUNICIPAL BONDS
(Cost $608,740,464)		657,240,788

Municipal Notes - 5.8%
Michigan - 5.8%
Michigan Fin. Auth. Rev. Series 2016 E3, 0.45% 7/7/16, VRDN (c)	10,000,000	$10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.4% 7/1/16, VRDN (c)	1,000,000	1,000,000
Univ. of Michigan Rev. Series 2012 D2, 0.41% 7/7/16, VRDN (c)	30,915,000	30,914,987

TOTAL MICHIGAN		41,914,987

TOTAL MUNICIPAL NOTES
(Cost $41,915,007)		41,914,987
TOTAL INVESTMENT PORTFOLIO - 97.7%
(Cost $650,655,471)		699,155,775
NET OTHER ASSETS (LIABILITIES) - 2.3%		16,287,678
NET ASSETS - 100%		$715,443,453

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.4%
Health Care	18.3%
Escrowed/Pre-Refunded	12.0%
Education	11.8%
Transportation	7.2%
Water & Sewer	5.8%
Others* (Individually Less Than 5%)	10.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $650,655,471)		$699,155,775
Cash		3,922,076
Receivable for investments sold		10,714,411
Receivable for fund shares sold		1,166,419
Interest receivable		6,136,497
Other receivables		1,233
Total assets		721,096,411
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,050,579
Payable for fund shares redeemed	751,554
Distributions payable	549,186
Accrued management fee	211,835
Other affiliated payables	63,873
Other payables and accrued expenses	25,931
Total liabilities		5,652,958
Net Assets		$715,443,453
Net Assets consist of:
Paid in capital		$663,728,078
Undistributed net investment income		185,868
Accumulated undistributed net realized gain (loss) on investments		3,029,203
Net unrealized appreciation (depreciation) on investments		48,500,304
Net Assets, for 56,297,771 shares outstanding		$715,443,453
Net Asset Value, offering price and redemption price per share ($715,443,453 ÷ 56,297,771 shares)		$12.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$11,529,314
Expenses
Management fee	$1,219,585
Transfer agent fees	292,358
Accounting fees and expenses	78,476
Custodian fees and expenses	2,661
Independent trustees' fees and expenses	1,528
Registration fees	21,398
Audit	26,855
Legal	430
Miscellaneous	635
Total expenses before reductions	1,643,926
Expense reductions	(3,923)	1,640,003
Net investment income (loss)		9,889,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,637,299
Total net realized gain (loss)		3,637,299
Change in net unrealized appreciation (depreciation) on investment securities		13,973,556
Net gain (loss)		17,610,855
Net increase (decrease) in net assets resulting from operations		$27,500,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,889,311	$18,652,068
Net realized gain (loss)	3,637,299	196,475
Change in net unrealized appreciation (depreciation)	13,973,556	2,430,258
Net increase (decrease) in net assets resulting from operations	27,500,166	21,278,801
Distributions to shareholders from net investment income	(9,873,620)	(18,621,343)
Share transactions
Proceeds from sales of shares	94,793,134	107,376,253
Reinvestment of distributions	6,476,274	12,034,426
Cost of shares redeemed	(37,660,929)	(57,660,123)
Net increase (decrease) in net assets resulting from share transactions	63,608,479	61,750,556
Redemption fees	2,808	1,745
Total increase (decrease) in net assets	81,237,833	64,409,759
Net Assets
Beginning of period	634,205,620	569,795,861
End of period	$715,443,453	$634,205,620
Other Information
Undistributed net investment income end of period	$185,868	$170,177
Shares
Sold	7,573,632	8,719,799
Issued in reinvestment of distributions	516,739	977,711
Redeemed	(3,010,446)	(4,695,016)
Net increase (decrease)	5,079,925	5,002,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$12.33	$11.70	$12.54	$12.24	$11.66
Income from Investment Operations
Net investment income (loss)A	.183	.387	.422	.437	.445	.463
Net realized and unrealized gain (loss)	.330	.050	.642	(.777)	.303	.586
Total from investment operations	.513	.437	1.064	(.340)	.748	1.049
Distributions from net investment income	(.183)	(.387)	(.421)	(.436)	(.444)	(.462)
Distributions from net realized gain	–	–	(.013)	(.064)	(.004)	(.007)
Total distributions	(.183)	(.387)	(.434)	(.500)	(.448)	(.469)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.71	$12.38	$12.33	$11.70	$12.54	$12.24
Total ReturnC,D	4.17%	3.61%	9.23%	(2.75)%	6.19%	9.20%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%F	.49%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.94%F	3.15%	3.49%	3.59%	3.57%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$715,443	$634,206	$569,796	$528,289	$693,682	$621,994
Portfolio turnover rate	25%F	11%	12%	8%	10%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/16	% of fund's investments 12/31/15	% of fund's investments 6/30/15
1 - 7	78.5	76.0	62.5
8 - 30	1.6	5.6	7.1
31 - 60	1.0	4.4	11.2
61 - 90	4.1	1.9	4.4
91 - 180	4.0	1.5	4.9
> 180	10.8	10.6	9.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Variable Rate Demand Notes (VRDNs)	61.8%
Tender Option Bond	7.5%
Other Municipal Security	24.3%
Investment Companies	6.6%
Net Other Assets (Liabilities)*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of December 31, 2015
Variable Rate Demand Notes (VRDNs)	49.0%
Tender Option Bond	1.7%
Other Municipal Security	33.2%
Investment Companies	10.9%
Net Other Assets (Liabilities)	5.2%

Current And Historical 7-Day Yields

	6/30/16	3/31/16	12/31/15	9/30/15	6/30/15
Fidelity® Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2016, the most recent period shown in the table, would have been -0.05%.

Fidelity® Michigan Municipal Money Market Fund

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.7% 7/7/16, VRDN (a)(b)	$600,000	$600,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.56% 7/7/16, VRDN (b)	1,900,000	1,900,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.7% 7/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.63% 7/1/16, VRDN (a)(b)	100,000	100,000
Series 1999 A, 0.5% 7/7/16, VRDN (b)	200,000	200,000
		300,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 7/7/16, VRDN (b)	4,500,000	4,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.46% 7/1/16, VRDN (b)	400,000	400,000
		4,900,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 7/7/16, VRDN (a)(b)	100,000	100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.65% 7/7/16, VRDN (b)	300,000	300,000
Michigan - 58.4%
Central Michigan Univ. Rev. Series 2008 A, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	13,400,000	13,400,000
Grand Traverse County Hosp. Series 2011 B, 0.44% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B:
0.4% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,955,000	1,955,000
0.4% 7/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.41% 7/7/16, LOC Bank of New York, New York, VRDN (b)	3,965,000	3,965,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.43% 7/7/16, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	21,665,000	21,665,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.44% 7/7/16, LOC Citibank NA, VRDN (b)	27,070,000	27,070,000
Series 2011 B, 0.44% 7/7/16, LOC Citibank NA, VRDN (b)	24,895,000	24,895,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 0.5% 7/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
Series 22 A, 0.46% 7/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	52,582,000	52,581,999
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2005 E, 0.41% 7/7/16, VRDN (b)	14,000,000	14,000,000
Series 2005 F, 0.4% 7/7/16, VRDN (b)	1,720,000	1,720,000
Series B, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	18,025,000	18,025,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.44% 7/7/16, LOC Citibank NA, VRDN (a)(b)	3,595,000	3,595,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.44% 7/7/16, LOC Citibank NA, VRDN (a)(b)	5,345,000	5,345,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.44% 7/7/16, LOC Citibank NA, VRDN (a)(b)	6,180,000	6,180,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.47% 7/7/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Hunt Club Apts. Proj.) 0.45% 7/7/16, LOC Fannie Mae, VRDN (a)(b)	5,865,000	5,865,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.46% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	10,200,000	10,200,000
Michigan State Univ. Revs. Series 2000 A, 0.45% 7/7/16 (Liquidity Facility Northern Trust Co.), VRDN (b)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.58% 7/7/16, LOC Bank of America NA, VRDN (a)(b)	695,000	695,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.4% 7/1/16, VRDN (b)	36,630,000	36,630,000
(Consumers Energy Co. Proj.):
0.41% 7/7/16, LOC JPMorgan Chase Bank, VRDN (b)	30,500,000	30,500,000
0.43% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.38% 7/1/16, LOC Comerica Bank, VRDN (b)	29,300,000	29,300,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.44% 7/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.47% 7/7/16, LOC Comerica Bank, VRDN (b)	9,310,000	9,310,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.53% 7/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Univ. of Michigan Rev. Series 2012 D2, 0.41% 7/7/16, VRDN (b)	29,110,000	29,110,000
		453,006,999
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.7% 7/7/16, VRDN (a)(b)	600,000	600,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.63% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 D, 0.64% 7/7/16, VRDN (a)(b)	200,000	200,000
Series 2016 E, 0.65% 7/7/16, VRDN (a)(b)	200,000	200,000
		600,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.55% 7/7/16, VRDN (b)	1,400,000	1,400,000
Series 2012 A, 0.7% 7/7/16, VRDN (a)(b)	500,000	500,000
		1,900,000
New York - 0.3%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.49% 7/7/16, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
Texas - 0.9%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.54% 7/1/16, VRDN (b)	900,000	900,000
Series 2004, 0.71% 7/7/16, VRDN (a)(b)	400,000	400,000
Series 2009 C, 0.54% 7/1/16, VRDN (b)	900,000	900,000
Series 2010 B, 0.54% 7/1/16, VRDN (b)	1,085,000	1,085,000
Series 2010 C, 0.54% 7/1/16, VRDN (b)	300,000	300,000
Series 2010 D, 0.54% 7/1/16, VRDN (b)	3,625,000	3,625,000
		7,210,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.5% 7/7/16, LOC Bank of America NA, VRDN (b)	1,585,000	1,585,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.72% 7/7/16, VRDN (a)(b)	600,000	600,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.51% 7/7/16, VRDN (a)(b)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $478,801,999)		478,801,999

Tender Option Bond - 7.5%
California - 0.1%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.56% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	1,100,000	1,100,000
Michigan - 7.4%
JPMorgan Chase Participating VRDN Series Putters 5009, 0.39% 7/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,200,000	8,200,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.44% 7/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,000,000	10,000,000
Series 16 XM0223, 0.42% 7/7/16 (Liquidity Facility Citibank NA) (b)(c)	6,210,000	6,210,000
Series 16 ZM0166, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	3,335,000	3,335,000
Series RBC 2016 ZM0131, 0.43% 7/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	1,665,000	1,665,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.61%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	7,610,000	7,610,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.45% 7/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.43% 7/7/16 (Liquidity Facility Citibank NA) (b)(c)	5,300,000	5,300,000
		57,010,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.59% 7/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
TOTAL TENDER OPTION BOND
(Cost $58,410,000)		58,410,000

Other Municipal Security - 24.3%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.52%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	2,100,000	2,100,000
Series 2010 A2, 0.49%, tender 10/3/16 (Liquidity Facility Royal Bank of Canada) (b)	3,585,000	3,585,000
		5,685,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 7/25/16, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.86% tender 7/8/16, CP mode	300,000	300,000
Series 1993 A, 0.86% tender 7/7/16, CP mode	900,000	900,000
Series 93B, 0.9% tender 7/26/16, CP mode	500,000	500,000
		1,700,000
Michigan - 22.8%
Grand Valley Michigan State Univ. Rev. Bonds Series 2009, 5.625% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,180,000	1,204,861
Ingham, Eaton and Clinton Counties Lansing School District Bonds Series 2016 I, 3% 5/1/17	3,000,000	3,055,674
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.66%, tender 1/26/17 (b)	27,915,000	27,915,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2009 I, 5% 10/15/16	1,270,000	1,286,246
Series 2013 1A, 5% 10/15/16	8,880,000	8,996,474
Series 7, 0.47% 7/7/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	8,300,000	8,300,000
Michigan Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 12/1/16	1,595,000	1,623,956
Series 2012 A, 5% 7/1/16	4,725,000	4,725,000
Series 2013 M1, 0.6%, tender 9/1/16 (b)	8,300,000	8,300,000
Series 2015 MI, 5% 12/1/16	3,465,000	3,531,143
5% 1/1/17	8,275,000	8,459,444
Michigan Gen. Oblig. Bonds Series 2002, 5.5% 12/1/16	2,390,000	2,439,321
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.68%, tender 1/26/17 (b)	12,910,000	12,910,000
0.68%, tender 1/26/17 (b)	8,635,000	8,635,000
0.68%, tender 1/26/17 (b)	10,380,000	10,380,000
(Trinity Health Sys. Proj.) 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	1,970,000	2,008,189
6% 12/1/16	5,380,000	5,500,759
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.5% 11/1/16	3,590,000	3,649,765
Series 2006, 5% 11/1/16	1,070,000	1,085,601
Rochester Cmnty. School District Bonds 4% 5/1/17 (Michigan Gen. Oblig. Guaranteed)	4,560,000	4,685,621
Univ. of Michigan Rev.:
Bonds:
Series 2009 B, 0.43% tender 7/1/16, CP mode	8,300,000	8,300,000
0.44% tender 7/18/16, CP mode	8,000,000	8,000,000
Series K1:
0.45% 8/4/16, CP	7,900,000	7,900,000
0.48% 9/1/16, CP	8,000,000	8,000,000
0.49% 9/1/16, CP	7,900,000	7,900,000
Series K2, 0.47% 3/21/17, CP	7,900,000	7,900,000
		176,692,054
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 7/8/16, CP mode (a)	200,000	200,000
Series 1990 B, 0.85% tender 7/15/16, CP mode	600,000	600,000
Series 1990 A, 0.9% tender 7/6/16, CP mode (a)	1,100,000	1,100,000
Series A1, 0.95% tender 7/26/16, CP mode (a)	900,000	900,000
		2,800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9% tender 7/26/16, CP mode (a)	700,000	700,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. Pwr. Co. Proj.) 0.85% tender 7/26/16, CP mode	200,000	200,000
		900,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 1996, 0.9% tender 7/8/16, CP mode (a)	400,000	400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $188,477,054)		188,477,054
	Shares	Value

Investment Company - 6.6%
Fidelity Municipal Cash Central Fund, 0.44% (e)(f)
(Cost $51,267,000)	51,267,000	51,267,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $776,956,053)		776,956,053
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,508,891)
NET ASSETS - 100%		$775,447,162

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 1.0% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.61%, tender 9/8/16 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$109,441
Total	$109,441

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $725,689,053)	$725,689,053
Fidelity Central Funds (cost $51,267,000)	51,267,000
Total Investments (cost $776,956,053)		$776,956,053
Cash		122,635
Receivable for investments sold		1,000,000
Receivable for fund shares sold		2,765,273
Interest receivable		881,217
Distributions receivable from Fidelity Central Funds		28,011
Other receivables		1,482
Total assets		781,754,671
Liabilities
Payable for investments purchased	$100,049
Payable for fund shares redeemed	5,898,886
Distributions payable	233
Accrued management fee	242,535
Other affiliated payables	45,813
Other payables and accrued expenses	19,993
Total liabilities		6,307,509
Net Assets		$775,447,162
Net Assets consist of:
Paid in capital		$775,426,635
Distributions in excess of net investment income		(1,839)
Accumulated undistributed net realized gain (loss) on investments		22,366
Net Assets, for 774,286,916 shares outstanding		$775,447,162
Net Asset Value, offering price and redemption price per share ($775,447,162 ÷ 774,286,916 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$998,781
Income from Fidelity Central Funds		109,441
Total income		1,108,222
Expenses
Management fee	$1,585,050
Transfer agent fees	606,240
Accounting fees and expenses	53,759
Custodian fees and expenses	2,985
Independent trustees' fees and expenses	2,073
Registration fees	22,720
Audit	19,636
Legal	904
Miscellaneous	19,613
Total expenses before reductions	2,312,980
Expense reductions	(1,248,511)	1,064,469
Net investment income (loss)		43,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,315
Total net realized gain (loss)		19,315
Net increase in net assets resulting from operations		$63,068

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,753	$100,228
Net realized gain (loss)	19,315	3,904
Net increase in net assets resulting from operations	63,068	104,132
Distributions to shareholders from net investment income	(43,731)	(100,222)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	563,833,319	2,126,419,383
Reinvestment of distributions	41,909	95,842
Cost of shares redeemed	(782,184,345)	(2,177,007,905)
Net increase (decrease) in net assets and shares resulting from share transactions	(218,309,117)	(50,492,680)
Total increase (decrease) in net assets	(218,289,780)	(50,488,770)
Net Assets
Beginning of period	993,736,942	1,044,225,712
End of period	$775,447,162	$993,736,942
Other Information
Distributions in excess of net investment income end of period	$(1,839)	$(1,861)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–A	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	- %	.01%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.53%	.53%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.24%F	.06%	.07%	.11%	.19%	.22%
Expenses net of all reductions	.24%F	.06%	.07%	.11%	.19%	.22%
Net investment income (loss)	.01%F	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$775,447	$993,737	$1,044,226	$1,077,691	$985,600	$875,636

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$650,481,018	$48,674,757	$–	$48,674,757
Fidelity Michigan Municipal Money Market Fund	776,956,053	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Fidelity Michigan Municipal Income Fund	$(608,096)	$(608,096)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $105,425,191 and $82,251,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$574

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,243,514.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$2,661
Fidelity Michigan Municipal Money Market Fund	2,985

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$1,262
Fidelity Michigan Municipal Money Market Fund	$2,012

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,041.70	$2.49
Hypothetical-C		$1,000.00	$1,022.43	$2.46
Fidelity Michigan Municipal Money Market Fund	.24%
Actual		$1,000.00	$1,000.05	$1.19
Hypothetical-C		$1,000.00	$1,023.67	$1.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of Fidelity® Michigan Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	990,112,248.51	94.973
Withheld	52,412,467.62	5.027
TOTAL	1,042,524,716.13	100.000
John Engler
Affirmative	979,840,026.26	93.988
Withheld	62,684,689.87	6.012
TOTAL	1,042,524,716.13	100.000
Albert R. Gamper, Jr.
Affirmative	988,200,285.84	94.790
Withheld	54,324,430.29	5.210
TOTAL	1,042,524,716.13	100.000
Robert F. Gartland
Affirmative	990,287,516.81	94.990
Withheld	52,237,199.32	5.010
TOTAL	1,042,524,716.13	100.000
Abigail P. Johnson
Affirmative	986,818,518.63	94.657
Withheld	55,706,197.50	5.343
TOTAL	1,042,524,716.13	100.000
Arthur E. Johnson
Affirmative	988,490,870.48	94.818
Withheld	54,033,845.65	5.182
TOTAL	1,042,524,716.13	100.000
Michael E. Kenneally
Affirmative	990,615,595.60	95.021
Withheld	51,909,120.53	4.979
TOTAL	1,042,524,716.13	100.000
James H. Keyes
Affirmative	989,121,754.10	94.878
Withheld	53,402,962.03	5.122
TOTAL	1,042,524,716.13	100.000
Marie L. Knowles
Affirmative	987,633,370.10	94.735
Withheld	54,891,346.03	5.265
TOTAL	1,042,524,716.13	100.000
Geoffrey A. von Kuhn
Affirmative	987,164,185.38	94.690
Withheld	55,360,530.75	5.310
TOTAL	1,042,524,716.13	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MIR-SANN-0816
1.705626.118

Fidelity Advisor® Limited Term Municipal Income Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

June 30, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Limited Term Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
New York	13.5	13.7
Florida	11.2	11.6
Texas	10.3	9.0
Illinois	8.6	8.6
Pennsylvania	6.2	5.2

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.4	42.9
Transportation	11.8	9.4
Special Tax	10.0	11.2
Electric Utilities	9.1	10.1
Health Care	7.5	7.8

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	9.3%
AA,A	71.1%
BBB	8.5%
BB and Below	0.9%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	8.2%

As of December 31, 2015
AAA	9.9%
AA,A	71.2%
BBB	8.1%
BB and Below	1.0%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	714
5% 3/1/23	850	1,033
5% 3/1/24	1,250	1,545
5% 3/1/25	1,250	1,570
Series 2016 B:
5% 3/1/22	1,000	1,187
5% 3/1/24	1,000	1,232
5% 3/1/25	1,500	1,878
Montgomery Med. Clinic Facilities:
5% 3/1/20	2,890	3,234
5% 3/1/25	1,500	1,785

TOTAL ALABAMA		14,178

Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,271
5% 9/1/22	1,200	1,467
Series B:
5% 9/1/18	3,685	4,029
5% 9/1/20	2,000	2,333
5% 9/1/22	1,425	1,742
Series C:
5% 9/1/18	1,000	1,093
5% 9/1/19	2,150	2,433
5% 9/1/20	1,260	1,470
5% 9/1/22	1,000	1,223
Series D:
5% 9/1/19	3,895	4,408
5% 9/1/20	2,000	2,333

TOTAL ALASKA		23,802

Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,138
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	548
5% 12/1/19	615	696
5% 12/1/20	820	954
5% 12/1/21	1,105	1,317
5% 12/1/22	800	974
5% 12/1/23	1,000	1,242
5% 12/1/24	1,500	1,898
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.5% 9/1/16	1,385	1,396
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,097
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,879
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	654
5% 7/1/22 (FSA Insured)	1,000	1,214
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	891
5% 7/1/22 (FSA Insured)	1,170	1,420
5% 7/1/23 (FSA Insured)	1,395	1,732
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,412
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	986
4% 7/1/20	1,360	1,526
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 B, 5% 7/1/16	5,090	5,090
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.9%, tender 8/1/16 (a)(b)	20,880	20,880
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,629
5% 12/1/22	2,470	2,991
5% 12/1/23	3,425	4,224
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,625
Series 2012 A:
5% 7/1/18	825	895
5% 7/1/19	1,550	1,742
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	551
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,055
5% 7/1/17 (Escrowed to Maturity)	3,315	3,458
5% 7/1/18 (Escrowed to Maturity)	3,365	3,639

TOTAL ARIZONA		91,753

California - 4.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,237
0% 10/1/19	265	250
Series 2013 A, 5% 10/1/22	2,190	2,672
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (a)	5,200	5,254
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,600	16,541
5% 9/1/20	20,000	23,370
California Health Facilities Fing. Auth. Rev. Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.21%, tender 7/7/16 (a)	4,000	4,016
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,914
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,212
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	3,009
5% 10/1/19 (Escrowed to Maturity)	1,490	1,696
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,082
5% 10/1/19	5,000	5,657
5% 10/1/20	2,525	2,946
Series 2012 A, 5% 4/1/21	1,000	1,182
Series 2012 G, 5% 11/1/22	1,250	1,535
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,664
Series 2009 J, 5% 11/1/17	2,300	2,432
Series 2010 A, 5% 3/1/17	5,405	5,561
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (a)	4,000	4,141
Series 2009 E2, 5%, tender 5/1/17 (a)	2,050	2,122
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,972
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	4,961
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,234
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,597
5% 3/1/19	2,935	3,251
Los Angeles Unified School District Series 2006 F, 5% 7/1/30 (Pre-Refunded to 7/1/16 @ 100)	1,900	1,900
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,062
5% 12/1/17	9,790	10,385
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,226
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,167
Northern California Transmission Agcy. Rev. (Ref. Calif Ore Proj.) Series 2009 A, 3.5% 5/1/17	2,500	2,560
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,220
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,500	2,938
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,687
5% 9/1/24 (FSA Insured)	2,300	2,932
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,802
5% 6/1/17	3,700	3,844
5% 6/1/18	6,470	6,990
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,804
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,470
5% 8/1/18	8,000	8,582
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,159
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,732
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	9,930
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,122

TOTAL CALIFORNIA		195,020

Colorado - 0.5%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,285	6,161
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,513
Series 2014 A, 5% 6/1/23	3,860	4,729
E-470 Pub. Hwy. Auth. Rev.:
Series 2008 D1, 5.25% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,360	2,378
Series 2015 A:
5% 9/1/19	1,000	1,118
5% 9/1/20	1,000	1,152
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	520

TOTAL COLORADO		21,571

Connecticut - 2.7%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/17 (AMBAC Insured)	1,985	2,068
Series 2009 B, 5% 3/1/18	3,470	3,707
Series 2012 C, 5% 6/1/21	23,420	27,401
Series 2013 A, 0.75% 3/1/17 (a)	1,400	1,400
Series 2014 C, 5% 12/15/16	16,070	16,389
Series 2015 E, 5% 8/1/17	26,395	27,619
Series 2016 A, 4% 3/15/18	13,900	14,639
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	2,715	2,730
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	6,380	6,883
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,128

TOTAL CONNECTICUT		108,964

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,836
5% 1/1/21	2,000	2,324

TOTAL DELAWARE, NEW JERSEY		5,160

District Of Columbia - 0.4%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	8,500	9,038
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,325	7,621
Series 2014 A, 5% 10/1/23 (b)	445	546

TOTAL DISTRICT OF COLUMBIA		17,205

Florida - 11.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,179
Series 2015 C:
5% 7/1/21	650	766
5% 7/1/22	3,725	4,485
5% 7/1/23	3,000	3,681
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,193
Series A:
5% 10/1/22 (b)	3,000	3,591
5% 10/1/23 (b)	4,020	4,895
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/19	7,000	7,837
5% 7/1/20	15,070	17,375
Series 2015 A:
5% 7/1/19	2,000	2,239
5% 7/1/20	4,000	4,612
5% 7/1/21	4,500	5,318
5% 7/1/22	3,500	4,237
5% 7/1/23	2,750	3,401
5% 7/1/24	1,320	1,663
Series 2015 B:
5% 7/1/19	2,000	2,239
5% 7/1/20	3,000	3,459
5% 7/1/21	6,235	7,368
5% 7/1/22	1,275	1,543
5% 7/1/23	2,750	3,401
5% 7/1/24	1,145	1,443
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,332
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	1,275	1,335
Series 2010 A1, 5.25% 6/1/17	4,125	4,291
Series 2012 A1, 5% 6/1/17	18,095	18,784
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,283
5% 12/1/17	1,685	1,789
5% 12/1/18	685	751
5% 12/1/19	1,820	2,062
5% 12/1/20	1,000	1,165
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,546
5% 10/1/17	1,455	1,531
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,959
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,103
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,729
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	713
5% 2/1/18	1,790	1,871
5% 2/1/19	1,450	1,549
5% 2/1/20	2,025	2,201
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	17,888
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,200
5% 10/1/22	2,000	2,377
5% 10/1/23	1,270	1,526
5% 10/1/24	2,000	2,433
5% 10/1/25	1,750	2,144
5% 10/1/26	2,000	2,434
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,117
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,923
5% 10/1/20	1,000	1,163
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,603
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,550
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,079
5% 7/1/22	2,000	2,418
5% 7/1/23	2,000	2,466
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,051
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,241
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,415
5% 10/1/20	2,000	2,332
5% 10/1/21	2,000	2,389
5% 10/1/22	1,000	1,224
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,240
5% 7/1/20	1,000	1,155
5% 7/1/21	2,000	2,370
5% 7/1/22	2,000	2,429
5% 7/1/23	2,000	2,430
Series 2014 A, 5% 7/1/24	625	787
Series 2014 B:
5% 7/1/22	1,500	1,822
5% 7/1/23	3,250	4,021
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,751
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,677
5% 11/1/21	6,275	7,493
5% 11/1/22	2,915	3,561
5% 11/1/23	7,650	9,584
Series 2015 A:
5% 5/1/19	1,000	1,113
5% 5/1/20	2,095	2,405
5% 5/1/21	4,000	4,720
5% 5/1/22	3,720	4,496
5% 5/1/23	6,500	8,064
Series 2015 B, 5% 5/1/24	29,560	36,968
Series 2015 D, 5% 2/1/24	14,945	18,614
Series 2016 A, 5% 8/1/27	5,560	7,121
Miami-Dade County School District Series 2015, 5% 3/15/17	3,225	3,322
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,399
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5% 10/1/16	1,325	1,339
Series 2009, 5.25% 10/1/19	1,245	1,413
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,629
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,121
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,582
Series 2010 C, 5% 10/1/17	1,895	1,999
Series 2011 B:
5% 10/1/18	2,250	2,464
5% 10/1/19	2,325	2,636
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,079
5% 12/1/20	880	998
5% 12/1/21	1,100	1,271
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,357
4% 8/1/21	4,040	4,569
5% 8/1/17	1,170	1,224
5% 8/1/19	3,000	3,358
5% 8/1/21	5,300	6,253
Series 2015 B:
5% 8/1/19	2,735	3,061
5% 8/1/20	1,750	2,016
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,366
5% 10/1/19	1,100	1,242
5% 10/1/20	1,000	1,162
5% 10/1/21	1,000	1,190
5% 10/1/22	1,000	1,222
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (b)	4,465	4,696
5% 10/1/19 (b)	2,025	2,273
5% 10/1/18 (b)	2,745	2,985
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,170
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,671
5% 10/1/18 (Escrowed to Maturity)	2,260	2,477
Series 2011, 5% 10/1/19	5,590	6,339
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,541
5% 11/15/17	1,605	1,702
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/16 (FSA Insured) (b)	6,000	6,061
5% 10/1/17 (FSA Insured) (b)	5,000	5,260
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,072
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,197
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	544
5% 8/1/19	310	348

TOTAL FLORIDA		449,321

Georgia - 2.9%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,206
5% 1/1/23	1,000	1,236
5% 1/1/24	1,150	1,454
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	12,500	12,926
2.2%, tender 4/2/19 (a)	9,700	9,945
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,419
5% 1/1/20	4,000	4,565
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	23,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,194
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	12,125
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,894
(Proj. One) Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,107
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,240
5.75% 1/1/20	925	1,013
Series B, 5% 1/1/17	2,750	2,810
Series GG:
5% 1/1/20	675	767
5% 1/1/21	1,670	1,959
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,688
5% 10/1/22	1,000	1,206
5% 10/1/23	2,420	2,969
Series R, 5% 10/1/21	5,000	5,920
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,715	4,903
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,312
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18	1,530	1,627

TOTAL GEORGIA		116,385

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	4,000	4,456
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (b)	2,300	2,401
5% 8/1/19 (b)	1,400	1,559
5% 8/1/20 (b)	3,050	3,495
5% 8/1/21 (b)	550	641
5% 8/1/22 (b)	2,075	2,464
5% 8/1/23 (b)	1,435	1,737

TOTAL HAWAII		16,753

Illinois - 8.0%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	8,335
Series 2008 C:
5.25% 12/1/23	7,665	7,130
5.25% 12/1/24	955	880
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,316
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,462
Series 2009:
4% 12/1/16	240	243
4% 12/1/16	710	716
Series 2010 F, 5% 12/1/20	760	694
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,126
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,893
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,164
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,314
Series 2012 C, 5% 1/1/23	2,120	2,197
4.5% 1/1/20	1,150	1,179
5% 1/1/23	2,920	3,043
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,200
Series 2014 D, 5% 12/1/17	3,425	3,619
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	712
5% 1/1/21	400	467
5% 1/1/23	2,500	3,051
5% 1/1/22	5,000	5,979
5% 1/1/23	5,900	7,200
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	263
5% 1/1/20	300	320
5% 1/1/21	400	430
5% 1/1/22	300	326
5% 1/1/23	535	584
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (b)	1,000	1,022
Series 2011 B, 5% 1/1/18	6,500	6,908
Series 2012 A, 5% 1/1/21	1,400	1,630
Series 2012 B:
4% 1/1/17 (b)	4,100	4,165
5% 1/1/21 (b)	4,605	5,293
Series 2013 B, 5% 1/1/22	4,000	4,774
Series 2013 D, 5% 1/1/22	3,220	3,843
Chicago Park District Gen. Oblig. Series 2014 D, 4% 1/1/17	1,050	1,065
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,119
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	423
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,415
5% 1/1/23	1,200	1,387
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,456
Series 2010 A, 5.25% 11/15/22	4,960	5,643
Series 2011 A, 5.25% 11/15/22	1,000	1,168
Series 2012 C:
5% 11/15/19	3,200	3,555
5% 11/15/20	7,210	8,179
5% 11/15/21	4,970	5,743
5% 11/15/22	1,250	1,470
Series 2014 A:
5% 11/15/20	1,000	1,134
5% 11/15/21	500	578
5% 11/15/22	1,000	1,176
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,549
Illinois Edl. Facilities Auth. Rev. Bonds:
(Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (a)	10,000	10,148
Series 2001 B3, 0.5%, tender 3/7/17 (a)	6,000	5,982
Illinois Fin. Auth. Rev.:
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/17	3,520	3,643
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	2,948
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/16 (Escrowed to Maturity)	1,700	1,724
Bonds Series E, 2.25%, tender 4/29/22 (a)	22,930	23,975
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,329
Series 2012 A, 5% 5/15/23	1,300	1,536
Series 2012:
5% 9/1/18	1,160	1,244
5% 9/1/19	1,115	1,229
5% 9/1/20	1,470	1,673
5% 9/1/21	2,045	2,380
5% 9/1/22	3,530	4,187
Series 2015 A:
5% 11/15/24	1,525	1,901
5% 11/15/25	1,950	2,464
5% 11/15/26	2,000	2,481
5% 11/15/20	1,650	1,922
5% 11/15/22	500	607
5% 11/15/24	1,955	2,457
Illinois Gen. Oblig.:
Series 2004, 5% 11/1/16	11,000	11,140
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,075
Series 2007 B, 5% 1/1/17	9,835	10,024
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,751
Series 2012:
5% 3/1/19	5,500	5,931
5% 8/1/19	2,660	2,898
5% 8/1/20	6,900	7,538
5% 8/1/21	1,400	1,547
5% 8/1/22	5,800	6,477
Series 2013, 5% 7/1/22	1,265	1,411
Series 2014, 5% 2/1/22	3,000	3,332
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,230
Illinois Sales Tax Rev. Series 2009 B, 4.5% 6/15/17	6,075	6,290
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,100
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,527
5% 2/1/20	2,275	2,598
Series 2014. 5% 2/1/23	2,225	2,723
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	738
0% 11/1/16 (FSA Insured)	2,235	2,228

TOTAL ILLINOIS		321,926

Indiana - 2.6%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	848
5% 8/15/23	1,000	1,235
Indiana Fin. Auth. Rev.:
Series 2010 A, 5% 2/1/17	2,800	2,872
Series 2012:
5% 3/1/20	650	727
5% 3/1/21	1,225	1,402
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	958
5% 10/1/22	1,600	1,947
Series 2014 A:
5% 10/1/20	375	434
5% 10/1/21	380	450
5% 10/1/22	675	816
Series 2015 A:
5% 10/1/24	1,495	1,877
5% 10/1/25	1,625	2,070
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	4,000	4,046
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	9,900	9,957
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,624
5% 1/1/20	1,250	1,425
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,750	3,188
5% 1/1/23 (b)	1,830	2,213
5% 1/1/24 (b)	2,775	3,410
5% 1/1/25 (b)	2,910	3,627
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,051
5% 10/1/17	5,000	5,259
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,075
4% 1/15/20	1,345	1,483
4% 1/15/21	1,250	1,401
5% 7/15/19	1,680	1,881
5% 7/15/20	1,170	1,353
5% 7/15/21	1,000	1,179
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17 (Escrowed to Maturity)	500	517
5% 7/1/16	500	500
Series Z-1:
5% 7/1/16	1,215	1,215
5% 7/1/17	1,000	1,044
5% 7/1/18	1,500	1,628
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (a)	8,500	8,570
Univ. of Southern Indiana Rev. Series J, 5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,177
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	20,745	24,516

TOTAL INDIANA		102,975

Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/16	875	889
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/16 (Escrowed to Maturity)	5,410	5,496
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,471
5% 11/15/20 (Escrowed to Maturity)	2,745	3,215
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	606
5% 9/1/23	725	895
5% 9/1/25	800	1,021

TOTAL KANSAS		14,593

Kentucky - 0.9%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	9,000	9,439
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/19	1,000	1,106
5% 6/1/20	1,410	1,604
5% 6/1/21	1,000	1,154
5% 6/1/22	1,560	1,830
5% 6/1/24	1,690	2,023
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,585
Series 2016, 3% 11/1/17	1,630	1,677
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (a)	6,000	6,032
Series 2007 B:
1.15%, tender 6/1/17 (a)	2,600	2,605
1.6%, tender 6/1/17 (a)	8,050	8,094

TOTAL KENTUCKY		38,149

Louisiana - 2.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	10,406
5% 6/1/21 (FSA Insured)	5,000	5,889
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.79%, tender 7/1/16 (a)	25,000	24,960
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,821
Series 2014 D1, 5% 12/1/22	1,305	1,579
Series 2015, 5% 5/1/18	1,075	1,158
Series 2016 B:
5% 8/1/22	14,095	16,938
5% 8/1/23	9,250	11,351
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,000
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,768
5% 7/1/22	1,000	1,203
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,251
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,014
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,355

TOTAL LOUISIANA		88,693

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,845
5% 7/1/22	1,850	2,243
5% 7/1/24	2,350	2,967

TOTAL MAINE		8,055

Maryland - 1.6%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,985
Series 2012 B, 5% 8/1/16	6,400	6,425
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.124%, tender 11/15/17 (a)	13,940	13,945
Series 2013 A:
0.886%, tender 5/15/18 (a)	4,515	4,496
0.906%, tender 5/15/18 (a)	7,100	7,072
Series 2015:
5% 7/1/19	400	447
5% 7/1/22	900	1,093
5% 7/1/23	1,000	1,229
5% 7/1/24	2,000	2,481
5% 7/1/25	1,770	2,213
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,999

TOTAL MARYLAND		63,385

Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,508
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1, 4% 7/1/16	1,000	1,000
Series Q2:
4% 7/1/16	1,000	1,000
5% 7/1/17	1,370	1,430
Bonds Series 2013 U-6E, 0.96%, tender 7/7/16 (a)	5,900	5,899
Series 2016 I:
5% 7/1/21	500	589
5% 7/1/22	600	724
5% 7/1/23	640	785
5% 7/1/24	550	685
5% 7/1/25	500	629
5% 7/1/26	1,000	1,266
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,725	5,179
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 0.63%, tender 7/1/20 (a)	32,000	32,000
Series 2004 B, 5.25% 8/1/20	12,700	14,908
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,514
Series 2007 C, 5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,093
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series 2007 G6, 1.293%, tender 7/7/16 (a)	2,900	2,900
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,867

TOTAL MASSACHUSETTS		81,976

Michigan - 2.3%
Detroit Swr. Disp. Rev. Series 2006 D, 1.019% 7/1/32 (a)	4,070	3,835
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,360
5% 5/1/20	2,635	3,012
5% 5/1/21	2,150	2,520
5% 5/1/22	1,850	2,219
Grand Rapids Pub. Schools Series 2016:
4% 5/1/17 (FSA Insured)	500	513
4% 5/1/18 (FSA Insured)	1,950	2,064
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,343
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,367
5% 11/15/19	1,000	1,128
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,250	4,268
Series 2012 A:
5% 6/1/17 (Escrowed to Maturity)	1,410	1,465
5% 6/1/18 (Escrowed to Maturity)	2,430	2,627
Series 2015 A:
5% 8/1/22	2,400	2,887
5% 8/1/23	3,800	4,660
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,300
Bonds:
Series 2005 A4, 1.625%, tender 11/1/19 (a)	8,630	8,721
Series 2010 F3, 1.4%, tender 6/29/18 (a)	1,900	1,920
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,545	6,760
0.95%, tender 2/1/18 (a)	3,995	4,006
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,482
5% 11/1/23	1,365	1,679
5% 5/1/24	1,920	2,380
5% 11/1/24	2,000	2,498
5% 5/1/25	1,125	1,415
5% 11/1/25	1,220	1,545
5% 5/1/26	1,700	2,172
5% 11/1/26	1,180	1,501
5% 11/1/28	1,005	1,265
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,772
5% 9/1/23	500	614
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,554
5% 11/1/19	2,775	3,135
5% 5/1/20	3,630	4,149
5% 11/1/20	1,745	2,026
5% 5/1/21	4,110	4,810

TOTAL MICHIGAN		93,972

Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,200
5% 1/1/23	1,000	1,229
Series 2014 B:
5% 1/1/21 (b)	2,290	2,645
5% 1/1/22 (b)	2,000	2,365
5% 1/1/23 (b)	1,000	1,207
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,205
5% 1/1/23	1,500	1,848
5% 1/1/24	1,000	1,257

TOTAL MINNESOTA		12,956

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.94% 9/1/17 (a)	3,080	3,080
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (a)(c)	4,500	4,500

TOTAL MISSISSIPPI		7,580

Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	827
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,172
Nevada - 1.7%
Clark County School District Series 2012 A, 5% 6/15/19	24,610	27,510
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	2,000	2,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 B, 3% 6/1/18	1,020	1,065
Series 2016, 3% 6/1/17	2,195	2,243
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,607
Series 2012 B, 5% 8/1/20	2,230	2,592
Series 2013 D1:
5% 3/1/23	4,500	5,577
5% 3/1/24	2,700	3,333
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,300	5,722
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	6,125	6,141

TOTAL NEVADA		69,795

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,956
4% 7/1/21	1,520	1,683
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,074
5% 2/1/18	2,500	2,665

TOTAL NEW HAMPSHIRE		10,378

New Jersey - 5.3%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,384
5% 2/15/21	2,500	2,887
5% 2/15/22	2,500	2,956
5% 2/15/23	2,750	3,292
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,954
Series 2011 EE:
5% 9/1/20	1,350	1,494
5% 9/1/20 (Escrowed to Maturity)	3,650	4,255
Series 2012 II:
5% 3/1/21	6,800	7,574
5% 3/1/22	6,290	7,051
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	9,070
Series 2013, 5% 3/1/23	6,000	6,769
Series 2014 PP, 5% 6/15/19	17,000	18,414
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	12,030
5% 6/15/21	11,000	12,062
Series 2016 A:
4% 7/1/18 (d)	3,585	3,770
5% 7/1/21 (d)	2,200	2,535
5% 7/1/22 (d)	6,300	7,377
5% 7/1/23 (d)	3,390	4,029
5% 7/1/24 (d)	7,915	9,514
New Jersey Gen. Oblig. Series O, 5% 8/1/17	6,940	7,240
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/24	1,225	1,526
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2013:
5% 12/1/18 (b)	6,000	6,494
5% 12/1/19 (b)	3,850	4,257
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/24	4,345	5,285
Series 2013 C, 0.89% 1/1/17 (a)	16,000	16,004
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,105
Series 2003 B, 5.25% 12/15/19	3,870	4,275
Series 2012 AA, 5% 6/15/19	1,500	1,627
Series 2013 A:
5% 12/15/19	6,455	7,078
5% 6/15/20	18,000	19,878
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,554

TOTAL NEW JERSEY		211,740

New Mexico - 0.9%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	11,000	11,225
Series 2011, 1.875%, tender 4/1/20 (a)	6,290	6,419
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,041
Series 2010 A1, 4% 12/1/16	6,750	6,843
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,642

TOTAL NEW MEXICO		36,170

New York - 10.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,188
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	714
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,244
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,394
Series 2010 F, 5% 8/1/17	8,365	8,759
Series 2011 B, 5% 8/1/17	1,000	1,047
Series 2012 C, 4% 8/1/17	2,740	2,840
Series 2014 J, 3% 8/1/16	5,600	5,612
Series 2014 K, 3% 8/1/16	3,900	3,908
Series 2015 C:
5% 8/1/23	10,000	12,445
5% 8/1/24	5,000	6,343
5% 8/1/25	1,700	2,172
Series 2015 F1, 3% 6/1/17	14,370	14,688
Series 2016, 5% 8/1/18	9,100	9,903
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,805
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,441
Series 2010 B:
5% 11/1/17	11,740	12,426
5% 11/1/17 (Escrowed to Maturity)	18,260	19,274
5% 11/1/20	5,950	6,752
Series 2010 D:
5% 11/1/17	8,015	8,483
5% 11/1/17 (Escrowed to Maturity)	2,100	2,220
Series 2012 A:
5% 11/1/17	6,180	6,541
5% 11/1/17 (Escrowed to Maturity)	820	867
5% 11/1/20	4,500	5,280
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,617
Series 2012 A, 4% 5/15/20	8,000	8,932
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	10,006
New York Dorm. Auth. Revs.:
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,364
Series 2009 A, 5% 7/1/16	8,390	8,390
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/17	90,000	92,799
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,950
Series 2008 B2:
5% 11/15/19	6,185	7,026
5% 11/15/20	5,500	6,431
5% 11/15/21	4,000	4,791
Series 2012 B, 5% 11/15/22	2,000	2,449
Series 2012 D, 5% 11/15/18	2,515	2,764
Series 2012 E:
4% 11/15/19	4,000	4,412
5% 11/15/21	2,435	2,917
Series 2012 F, 5% 11/15/19	5,000	5,680
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	22,747
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,033
Series 2011 A1:
5% 4/1/17	1,500	1,549
5% 4/1/18	3,500	3,766
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/17 (b)	8,890	9,072
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	17,349
Series 2011 A, 5% 3/15/21	18,425	21,804
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	65	65
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	760	779

TOTAL NEW YORK		405,038

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,031
4% 6/1/18	1,280	1,361
4% 6/1/20	1,000	1,114
5% 6/1/19	1,305	1,458
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,609
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (, Inc. Proj.) Series 2010 B, 0.85%, tender 9/1/16 (a)(b)	1,900	1,900
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/17	3,220	3,344
5% 6/1/18	3,820	4,123
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	6,006
5% 1/1/23	1,500	1,842

TOTAL NORTH CAROLINA		23,788

Ohio - 2.9%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	35,000	39,712
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,500	3,632
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,924
Cleveland Arpt. Sys. Rev.:
5% 1/1/20 (FSA Insured)	425	480
5% 1/1/22 (FSA Insured)	1,325	1,565
5% 1/1/24 (FSA Insured)	1,200	1,473
5% 1/1/25 (FSA Insured)	1,250	1,560
5% 1/1/26 (FSA Insured)	500	622
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,014
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,166
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,513
5% 6/15/23	1,855	2,206
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,133
5% 12/1/20	2,205	2,524
5% 12/1/21	2,045	2,390
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/17 (FSA Insured)	1,160	1,205
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (a)	13,300	13,605
Series 2009 C, 5.625% 6/1/18	1,395	1,476
Ohio Bldg. Auth. (Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/16	1,250	1,263
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,738
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,446
Series 2011 A, 5% 8/1/17	3,070	3,216
Series 2012 C, 5% 9/15/21	4,350	5,223
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,023
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	4,806
5% 12/1/16 (Escrowed to Maturity)	280	285
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	758
5% 2/15/22	1,100	1,310
5% 2/15/23	2,120	2,572
5% 2/15/24	1,640	2,022
5% 2/15/25	1,710	2,140
5% 2/15/26	1,250	1,584

TOTAL OHIO		116,586

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	473
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,109
Series 2004 A, 2.375% 12/1/21	1,350	1,432
Series 2012, 5% 2/15/21	1,600	1,870
Tulsa County Independent School Disctrict #9 Series 2015, 2% 4/1/17	3,000	3,031
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,742

TOTAL OKLAHOMA		15,657

Pennsylvania - 6.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (a)	5,250	5,332
Series 2006 B, 3.5%, tender 6/1/20 (a)	6,000	6,094
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,000
5% 7/1/17	1,255	1,307
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (a)	10,255	10,262
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,283
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,056
4% 10/1/19	660	706
5% 10/1/20	1,260	1,408
Mount Lebanon School District Series 2015, 4% 2/15/18	865	910
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,622
5% 3/1/19	2,310	2,527
5% 3/1/20	2,140	2,406
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,214
5% 7/1/22	5,200	5,215
5% 1/1/23	900	900
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.85%, tender 8/1/16 (a)(b)	15,100	15,100
0.9%, tender 7/1/16 (a)(b)	4,000	4,000
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,075
Series 2006, 4.25% 3/1/24 (Pre-Refunded to 3/1/17 @ 100)	6,000	6,145
Series 2010 A3, 5% 7/15/16	3,900	3,907
Series 2011, 5% 7/1/21	1,900	2,223
Series 2012, 5% 6/1/18	3,410	3,679
Series 2016:
5% 2/1/21	8,825	10,226
5% 2/1/22	9,265	10,942
5% 2/1/23	9,075	10,941
5% 2/1/24	10,215	12,551
5% 6/1/17	9,000	9,353
5% 8/15/17	18,000	18,859
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	387
5% 12/1/21	275	331
5% 12/1/22	855	1,053
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured) (d)	5,000	5,901
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,238
Series 2013 A, 1.01% 12/1/17 (a)	6,400	6,402
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	1,000	1,004
Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,300	2,300
Philadelphia Gen. Oblig.:
Series 2008 A, 5% 12/15/16 (FSA Insured)	7,275	7,413
Series 2011:
5.25% 8/1/17	6,165	6,456
5.25% 8/1/18	5,515	5,993
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,010
5% 11/15/18	3,430	3,747
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	13,696
Pittsburgh School District Series 2010 A, 5% 9/1/16 (FSA Insured)	1,685	1,697
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,077
5% 6/1/19	200	223
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,412
5% 4/1/20	1,250	1,379
5% 4/1/21	1,000	1,115
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,333

TOTAL PENNSYLVANIA		247,410

Rhode Island - 0.5%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,181
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,065
5% 5/15/19	1,500	1,653
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,510
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	4,073
5% 6/1/27	1,000	1,152

TOTAL RHODE ISLAND		20,634

South Carolina - 1.9%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,341
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,403
5% 12/1/26	1,100	1,339
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,117
5% 12/1/20	1,000	1,170
Series 2012 C, 5% 12/1/17	10,535	11,152
Series 2014 C:
5% 12/1/22	1,100	1,345
5% 12/1/23	5,000	6,206
Series 2015 C:
5% 12/1/18	15,000	16,489
5% 12/1/19	18,690	21,252
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,429

TOTAL SOUTH CAROLINA		76,243

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/16	500	504
5% 9/1/17	490	514
Series 2011:
5% 9/1/17	1,100	1,154
5% 9/1/18	1,200	1,298
5% 9/1/19	1,255	1,401
Series 2014 B:
4% 11/1/19	400	439
4% 11/1/20	625	698
4% 11/1/21	500	566
5% 11/1/22	375	453

TOTAL SOUTH DAKOTA		7,027

Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (b)	1,730	1,730
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,815
5% 7/1/17	1,100	1,147

TOTAL TENNESSEE		4,692

Texas - 10.3%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,360
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,436
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,518
Bastrop Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	2,705	2,782
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,240
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,115
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	576
5% 1/1/22	1,500	1,765
5% 1/1/23	2,450	2,938
5% 1/1/24	3,370	4,101
5% 1/1/26	2,865	3,585
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (a)	2,025	2,032
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,268
5% 11/1/20	1,500	1,751
5% 11/1/21	3,000	3,581
5% 11/1/22	5,000	6,078
Series 2014 D, 5% 11/1/23 (b)	1,950	2,375
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (a)	1,985	2,013
Series 2016 B2, 4%, tender 2/15/18 (a)	3,970	4,178
Series 2016 B3, 5%, tender 2/15/19 (a)	6,000	6,634
Series 2016 B4, 5%, tender 2/15/20 (a)	7,000	7,984
Series 2016 B5, 5%, tender 2/15/21 (a)	8,000	9,363
Series 2016 B6, 5%, tender 2/15/22 (a)	10,000	11,989
Series 2014 A, 4% 8/15/16	9,280	9,320
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,752
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 7/1/17 (a)	5,150	5,168
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,932
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	508
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,605
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (b)	7,380	7,679
Series 2012 A, 5% 7/1/23 (b)	2,000	2,343
Series A, 5% 7/1/16	1,080	1,080
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 1.01%, tender 7/7/16 (a)	9,200	9,198
5% 5/15/22	5,000	6,062
5% 5/15/23	7,000	8,689
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,300	1,337
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,203
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,227
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,389
Series 2010, 5% 5/15/17	3,005	3,117
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,916
5% 7/1/18	3,030	3,278
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,879
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.9%, tender 8/1/16 (a)(b)	12,850	12,850
North East Texas Independent School District Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,465
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,836
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,500	8,639
Series 2016 A, 5% 1/1/26	13,000	16,045
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,424
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	6,225	6,385
1.2%, tender 8/1/17 (a)	28,800	28,947
2%, tender 6/1/21 (a)	10,000	10,396
Plano Independent School District 5% 2/15/18	2,500	2,654
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (b)	2,000	2,107
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,235
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,148
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,181
5% 9/15/22	3,440	4,136
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,637
5% 5/15/20	6,000	6,941
5% 5/15/21	5,000	5,938
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2009, 5% 10/1/16	5,795	5,857
Series 2016 A:
5% 10/1/20	3,480	4,054
5% 10/1/21	3,000	3,585
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	896
5% 8/15/23	1,000	1,246
Series 2013:
4% 9/1/18	400	424
5% 9/1/19	655	732
5% 9/1/20	915	1,051
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,661
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,722
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	50	50
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/16	3,400	3,437
Series 2014, 5% 10/1/16	10,645	10,759
Texas Muni. Pwr. Agcy. Rev. Series 2010, 5% 9/1/16	750	755
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,140
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	12,885	14,699
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007:
5% 4/1/20 (Pre-Refunded to 4/1/17 @ 100)	2,285	2,360
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,200	2,273
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	2,000	2,066
Series 2015, 3% 10/1/17	34,000	35,016
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,135
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,004
Series 2010 B, 5% 8/15/21	1,800	2,156
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,816
Series 2015, 5% 7/1/17	1,985	2,072

TOTAL TEXAS		413,424

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,143
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,555

TOTAL UTAH		6,698

Virginia - 1.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	667
5% 7/15/21	400	466
Fairfax County Gen. Oblig.:
5% 10/1/19	8,000	9,090
5% 10/1/20	6,710	7,869
5% 10/1/21	3,000	3,614
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,907
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	650	808
5% 6/15/25	1,000	1,249
5% 6/15/26	1,715	2,159
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/17	12,830	13,159
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,500	2,550

TOTAL VIRGINIA		44,538

Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,568
5% 1/1/21	1,865	2,187
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,464
5% 12/1/17	2,950	3,128
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (b)	2,500	2,544
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/17 (b)	2,500	2,561
Series 2015 B, 5% 3/1/17	5,000	5,140
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,051
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,536
4% 1/1/21	2,000	2,260
5% 1/1/20	3,000	3,425
5% 1/1/21	1,770	2,077
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,423

TOTAL WASHINGTON		44,364

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (a)(b)	7,000	7,011
1.9%, tender 4/1/19 (a)	6,285	6,332

TOTAL WEST VIRGINIA		13,343

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,869
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,330	1,526
5% 12/1/22 (b)	1,470	1,745
5.25% 12/1/23 (b)	1,540	1,884
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	2,090	2,200
Series 2014:
4% 5/1/18	375	392
4% 5/1/19	285	302
5% 5/1/20	410	452
5% 5/1/21	640	711
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,175
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,549
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/16	1,440	1,468
5% 12/15/17	1,540	1,633
Series 2012, 5% 10/1/21	1,400	1,650

TOTAL WISCONSIN		20,556

TOTAL MUNICIPAL BONDS
(Cost $3,594,200)		3,684,452

Municipal Notes - 4.6%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.73% 7/7/16, VRDN (a)(b)	3,800	$3,800
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 3/23/17	5,000	5,044
New London BAN Series 2016, 2% 3/23/17	4,800	4,835

TOTAL CONNECTICUT		9,879

Illinois - 0.6%
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.99% 7/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	25,100	25,100
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,245
New Jersey - 0.2%
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	7,723	7,862
New York - 3.4%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	14,600	14,756
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	11,300	11,349
Lockport City School District BAN:
Series 2015 A, 2% 8/5/16	8,705	8,714
Series 2015 B, 2% 8/5/16	15,000	15,016
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	54,600	54,804
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	3,500	3,529
Suffolk County Gen. Oblig. TAN 2% 7/27/16	28,400	28,428

TOTAL NEW YORK		136,596

TOTAL MUNICIPAL NOTES
(Cost $185,482)		185,482
	Shares	Value (000s)

Money Market Funds - 2.8%
Fidelity Municipal Cash Central Fund, 0.44% (e)(f)
(Cost $112,386)	112,386,000	112,386
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $3,892,068)		3,982,320
NET OTHER ASSETS (LIABILITIES) - 0.9%		35,904
NET ASSETS - 100%		$4,018,224

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,500,000 or 0.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$59
Total	$59

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.4%
Transportation	11.8%
Special Tax	10.0%
Electric Utilities	9.1%
Health Care	7.5%
Escrowed/Pre-Refunded	5.2%
Others* (Individually Less Than 5%)	14.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,779,682)	$3,869,934
Fidelity Central Funds (cost $112,386)	112,386
Total Investments (cost $3,892,068)		$3,982,320
Cash		58,411
Receivable for investments sold		1,140
Receivable for fund shares sold		8,615
Interest receivable		40,159
Distributions receivable from Fidelity Central Funds		37
Other receivables		7
Total assets		4,090,689
Liabilities
Payable for investments purchased
Regular delivery	$32,000
Delayed delivery	33,111
Payable for fund shares redeemed	4,470
Distributions payable	1,116
Accrued management fee	1,200
Distribution and service plan fees payable	133
Other affiliated payables	403
Other payables and accrued expenses	32
Total liabilities		72,465
Net Assets		$4,018,224
Net Assets consist of:
Paid in capital		$3,928,271
Distributions in excess of net investment income		(63)
Accumulated undistributed net realized gain (loss) on investments		(236)
Net unrealized appreciation (depreciation) on investments		90,252
Net Assets		$4,018,224
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($364,620÷ 33,959 shares)		$10.74
Maximum offering price per share (100/97.25 of $10.74)		$11.04
Class T:
Net Asset Value and redemption price per share ($21,890 ÷ 2,042 shares)		$10.72
Maximum offering price per share (100/97.25 of $10.72)		$11.02
Class C:
Net Asset Value and offering price per share ($61,947 ÷ 5,780 shares)(a)		$10.72
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($3,267,793 ÷ 304,877 shares)		$10.72
Class I:
Net Asset Value, offering price and redemption price per share ($301,974 ÷ 28,158 shares)		$10.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$37,090
Income from Fidelity Central Funds		59
Total income		37,149
Expenses
Management fee	$7,025
Transfer agent fees	2,060
Distribution and service plan fees	812
Accounting fees and expenses	307
Custodian fees and expenses	14
Independent trustees' fees and expenses	9
Registration fees	140
Audit	27
Legal	2
Miscellaneous	13
Total expenses before reductions	10,409
Expense reductions	(22)	10,387
Net investment income (loss)		26,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(227)
Total net realized gain (loss)		(227)
Change in net unrealized appreciation (depreciation) on investment securities		34,279
Net gain (loss)		34,052
Net increase (decrease) in net assets resulting from operations		$60,814

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,762	$57,962
Net realized gain (loss)	(227)	7,031
Change in net unrealized appreciation (depreciation)	34,279	(25,919)
Net increase (decrease) in net assets resulting from operations	60,814	39,074
Distributions to shareholders from net investment income	(26,735)	(58,133)
Distributions to shareholders from net realized gain	–	(7,563)
Total distributions	(26,735)	(65,696)
Share transactions - net increase (decrease)	186,686	(152,171)
Redemption fees	18	42
Total increase (decrease) in net assets	220,783	(178,751)
Net Assets
Beginning of period	3,797,441	3,976,192
End of period	$4,018,224	$3,797,441
Other Information
Distributions in excess of net investment income end of period	$(63)	$(90)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.64	$10.71	$10.68	$10.86	$10.83	$10.62
Income from Investment Operations
Net investment income (loss)A	.059	.129	.153	.158	.164	.198
Net realized and unrealized gain (loss)	.100	(.048)	.046	(.170)	.034	.225
Total from investment operations	.159	.081	.199	(.012)	.198	.423
Distributions from net investment income	(.059)	(.130)	(.153)	(.158)	(.156)	(.205)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.059)	(.151)	(.169)	(.168)	(.168)	(.213)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.64	$10.71	$10.68	$10.86	$10.83
Total ReturnC,D,E	1.50%	.76%	1.87%	(.11)%	1.84%	4.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.79%	.78%	.79%	.77%
Expenses net of fee waivers, if any	.81%H	.81%	.79%	.78%	.79%	.77%
Expenses net of all reductions	.81%H	.81%	.79%	.78%	.78%	.77%
Net investment income (loss)	1.11%H	1.21%	1.42%	1.47%	1.51%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$365	$377	$397	$318	$394	$336
Portfolio turnover rateI	23%H	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.69	$10.66	$10.85	$10.81	$10.60
Income from Investment Operations
Net investment income (loss)A	.061	.134	.157	.162	.166	.199
Net realized and unrealized gain (loss)	.100	(.049)	.046	(.180)	.044	.226
Total from investment operations	.161	.085	.203	(.018)	.210	.425
Distributions from net investment income	(.061)	(.134)	(.157)	(.162)	(.158)	(.207)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.061)	(.155)	(.173)	(.172)	(.170)	(.215)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.62	$10.69	$10.66	$10.85	$10.81
Total ReturnC,D,E	1.52%	.80%	1.91%	(.17)%	1.95%	4.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.76%	.75%	.77%	.76%
Expenses net of fee waivers, if any	.77%H	.77%	.76%	.75%	.77%	.76%
Expenses net of all reductions	.77%H	.77%	.75%	.75%	.76%	.76%
Net investment income (loss)	1.15%H	1.25%	1.46%	1.50%	1.52%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$22	$22	$25	$24	$25	$26
Portfolio turnover rateI	23%H	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.69	$10.66	$10.84	$10.81	$10.60
Income from Investment Operations
Net investment income (loss)A	.019	.050	.072	.077	.082	.117
Net realized and unrealized gain (loss)	.100	(.049)	.046	(.169)	.035	.226
Total from investment operations	.119	.001	.118	(.092)	.117	.343
Distributions from net investment income	(.019)	(.050)	(.072)	(.078)	(.075)	(.125)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.019)	(.071)	(.088)	(.088)	(.087)	(.133)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.62	$10.69	$10.66	$10.84	$10.81
Total ReturnC,D,E	1.12%	.01%	1.11%	(.86)%	1.08%	3.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.56%H	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.56%H	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.56%H	1.55%	1.54%	1.53%	1.53%	1.52%
Net investment income (loss)	.36%H	.47%	.67%	.72%	.76%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$62	$63	$65	$71	$92	$79
Portfolio turnover rateI	23%H	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.69	$10.66	$10.85	$10.81	$10.60
Income from Investment Operations
Net investment income (loss)A	.076	.164	.186	.191	.197	.228
Net realized and unrealized gain (loss)	.090	(.039)	.046	(.180)	.045	.227
Total from investment operations	.166	.125	.232	.011	.242	.455
Distributions from net investment income	(.076)	(.164)	(.186)	(.191)	(.190)	(.237)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.076)	(.185)	(.202)	(.201)	(.202)	(.245)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.63	$10.69	$10.66	$10.85	$10.81
Total ReturnC,D	1.57%	1.18%	2.19%	.10%	2.25%	4.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48%G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%G	.48%	.48%	.48%	.47%	.48%
Net investment income (loss)	1.44%G	1.54%	1.73%	1.78%	1.81%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$3,268	$3,058	$3,225	$3,168	$3,624	$3,523
Portfolio turnover rateH	23%G	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.63	$10.70	$10.67	$10.85	$10.81	$10.61
Income from Investment Operations
Net investment income (loss)A	.073	.156	.179	.184	.191	.224
Net realized and unrealized gain (loss)	.090	(.048)	.046	(.169)	.045	.216
Total from investment operations	.163	.108	.225	.015	.236	.440
Distributions from net investment income	(.073)	(.157)	(.179)	(.185)	(.184)	(.232)
Distributions from net realized gain	–	(.021)	(.016)	(.010)	(.012)	(.008)
Total distributions	(.073)	(.178)	(.195)	(.195)	(.196)	(.240)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.72	$10.63	$10.70	$10.67	$10.85	$10.81
Total ReturnC,D	1.53%	1.02%	2.12%	.14%	2.19%	4.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.55%	.55%	.54%	.54%	.52%
Expenses net of fee waivers, if any	.55%G	.55%	.55%	.54%	.54%	.52%
Expenses net of all reductions	.55%G	.55%	.54%	.54%	.53%	.52%
Net investment income (loss)	1.37%G	1.47%	1.67%	1.71%	1.76%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$302	$276	$263	$207	$206	$152
Portfolio turnover rateH	23%G	30%	21%	20%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$91,984
Gross unrealized depreciation	(1,693)
Net unrealized appreciation (depreciation) on securities	$90,291
Tax cost	$3,892,029

The Fund elected to defer to its next fiscal year approximately $6 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $603,781 and $416,156, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$467	$–
Class T	-%	.25%	28	–
Class B	.65%	.25%	1	1
Class C	.75%	.25%	316	33
			$812	$34

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class T	2
Class B(a)	–(b)
Class C(a)	8
$15

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$313.17
Class T	15.13
Class B	–(b)	.10
Class C	52.17
Limited Term Municipal Income	1,450.09
Class I	230.16
	$2,060

 (a) Annualized

 (b) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $8.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$2,065	$4,860
Class T	126	289
Class B	1	2
Class C	113	303
Limited Term Municipal Income	22,492	48,674
Class I	1,938	4,005
Total	$26,735	$58,133
From net realized gain
Class A	$–	$751
Class T	–	45
Class B	–	1
Class C	–	125
Limited Term Municipal Income	–	6,100
Class I	–	541
Total	$–	$7,563

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	7,252	16,831	$77,596	$179,831
Reinvestment of distributions	176	483	1,883	5,154
Shares redeemed	(8,914)	(18,951)	(95,378)	(202,084)
Net increase (decrease)	(1,486)	(1,637)	$(15,899)	$(17,099)
Class T
Shares sold	256	791	$2,730	$8,447
Reinvestment of distributions	11	30	118	316
Shares redeemed	(284)	(1,080)	(3,031)	(11,510)
Net increase (decrease)	(17)	(259)	$(183)	$(2,747)
Class B
Shares sold	3	3	$28	$17
Reinvestment of distributions	–(a)	–(a)	1	3
Shares redeemed	(30)	(14)	(317)	(144)
Net increase (decrease)	(27)	(11)	$(288)	$(124)
Class C
Shares sold	600	1,149	$6,410	$12,246
Reinvestment of distributions	9	34	92	359
Shares redeemed	(803)	(1,330)	(8,574)	(14,162)
Net increase (decrease)	(194)	(147)	$(2,072)	$(1,557)
Limited Term Municipal Income
Shares sold	47,303	66,529	$505,162	$709,164
Reinvestment of distributions	1,556	3,861	16,622	41,135
Shares redeemed	(31,802)	(84,109)	(339,665)	(895,882)
Net increase (decrease)	17,057	(13,719)	$182,119	$(145,583)
Class I
Shares sold	6,990	13,372	$74,692	$142,602
Reinvestment of distributions	144	335	1,543	3,575
Shares redeemed	(4,980)	(12,317)	(53,226)	(131,238)
Net increase (decrease)	2,154	1,390	$23,009	$14,939

 (a) In the amount of less than five hundred shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	.81%
Actual		$1,000.00	$1,015.00	$4.06
Hypothetical-C		$1,000.00	$1,020.84	$4.07
Class T	.77%
Actual		$1,000.00	$1,015.20	$3.86
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class C	1.56%
Actual		$1,000.00	$1,011.20	$7.80
Hypothetical-C		$1,000.00	$1,017.11	$7.82
Limited Term Municipal Income	.48%
Actual		$1,000.00	$1,015.70	$2.41
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class I	.55%
Actual		$1,000.00	$1,015.30	$2.76
Hypothetical-C		$1,000.00	$1,022.13	$2.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASTM-SANN-0816
1.803548.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016